Schedule of Investments (Unaudited)	July 31, 2019

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.0%
CANADA— 18.2%
Industrials — 0.8%
Alexco Resource * (A)	1,835,564	$3,120,459
Materials — 17.4%
Americas Silver * (A)	654,161	1,793,382
First Majestic Silver * (A)	2,877,002	27,276,910
Fortuna Silver Mines *	2,840,432	10,750,445
MAG Silver *	1,359,814	15,263,800
Silvercorp Metals	2,959,140	9,149,075
SilverCrest Metals *	1,294,796	6,862,720
		71,096,332
TOTAL CANADA		74,216,791
MEXICO— 3.4%
Materials — 3.4%
Industrias Penoles	1,482,300	13,852,162
PERU— 5.5%
Materials — 5.5%
Cia de Minas Buenaventura ADR	1,065,966	16,245,322
Volcan Cia Minera SAA	44,211,735	6,437,821
TOTAL PERU		22,683,143
SOUTH KOREA— 9.9%
Materials — 9.9%
Korea Zinc	108,611	40,622,405
UNITED KINGDOM— 19.0%
Materials — 19.0%
Fresnillo	1,750,075	12,878,755
Hochschild Mining	4,569,682	11,638,368
Polymetal International	4,366,681	53,232,776
TOTAL UNITED KINGDOM		77,749,899

Schedule of Investments (Unaudited)	July 31, 2019

Global X Silver Miners ETF

	Shares/Par Amount	Value
COMMON STOCK — continued
UNITED STATES— 43.0%
Materials — 43.0%
Coeur d'Alene Mines *	3,402,920	$15,653,432
Endeavour Silver * (A)	2,340,163	5,382,375
Gold Resource	1,065,733	3,825,981
Great Panther Mining * (A)	4,876,954	4,003,979
Hecla Mining (A)	7,834,799	14,494,378
McEwen Mining * (A)	5,058,853	8,751,816
Pan American Silver	3,421,352	51,970,337
SSR Mining *	1,377,751	21,217,365
Wheaton Precious Metals	1,944,372	50,786,997
TOTAL UNITED STATES		176,086,660
TOTAL COMMON STOCK
(Cost $419,522,932)		405,211,060

SHORT-TERM INVESTMENT(B)(C) — 2.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $7,913,200)	7,913,200	7,913,200

REPURCHASE AGREEMENTS(B) — 7.9%
BNP Paribas
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $3,656,615 (collateralized by U.S. Treasury Obligations, ranging in par value $18,520 - $3,637,838, 1.500%, 08/15/26, with a total market value of $3,723,770)	$3,656,358	3,656,358

Schedule of Investments (Unaudited)	July 31, 2019

Global X Silver Miners ETF

	Par Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Royal Bank of Canada
2.490%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $28,799,771 (collateralized by U.S. Treasury Obligations, ranging in par value $4,515,252 - $4,856,506, 2.500%, 03/31/23, with a total market value of $29,370,982)	$28,797,780	$28,797,780
TOTAL REPURCHASE AGREEMENTS
(Cost $32,454,138)		32,454,138
TOTAL INVESTMENTS — 108.9%
(Cost $459,890,270)		$445,578,398

Percentages are based on Net Assets of $409,341,569.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $36,347,427.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $40,367,338.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$405,211,060	$—	$—	$405,211,060
Short-Term Investment	7,913,200	—	—	7,913,200
Repurchase Agreements	—	32,454,138	—	32,454,138
Total Investments in Securities	$413,124,260	$32,454,138	$—	$445,578,398

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA— 23.1%
Materials — 23.1%
Aurelia Metals *	998,021	$350,823
Dacian Gold * (A)	222,886	128,277
Gold Road Resources *	835,818	795,002
Perseus Mining *	1,073,495	510,536
Ramelius Resources *	726,300	505,609
Regis Resources	406,270	1,559,723
Resolute Mining	844,547	1,033,236
Saracen Mineral Holdings *	944,751	2,728,405
Silver Lake Resources *	915,642	826,751
St. Barbara	622,512	1,587,548
Westgold Resources *	378,714	503,786
TOTAL AUSTRALIA		10,529,696
CANADA— 55.1%
Materials — 55.1%
Alacer Gold *	336,424	1,345,030
Alamos Gold, Cl A	294,496	1,942,151
Argonaut Gold *	192,441	338,528
B2Gold *	528,511	1,694,423
China Gold International Resources *	277,767	317,291
Continental Gold *	161,704	476,560
Dundee Precious Metals *	163,488	555,273
Eldorado Gold *	182,760	1,408,469
Endeavour Mining *	86,787	1,629,797
Guyana Goldfields *	191,260	163,128
K92 Mining * (A)	208,627	373,357
Kirkland Lake Gold	46,340	1,926,084
Lundin Gold *	97,461	580,394
New Gold *	658,008	881,921
Novo Resources * (A)	125,639	208,577
OceanaGold	493,808	1,346,253

Schedule of Investments (Unaudited)	July 31, 2019

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Osisko Mining * (A)	196,923	$511,371
Premier Gold Mines *	235,439	398,031
Pretium Resources *	208,728	2,274,605
Roxgold *	417,328	343,231
Sabina Gold & Silver *	298,122	331,461
SEMAFO *	376,147	1,515,301
SSR Mining *	139,308	2,163,112
Teranga Gold *	94,302	368,404
Torex Gold Resources *	97,880	1,267,152
Wesdome Gold Mines *	153,265	784,328
TOTAL CANADA		25,144,232
HONG KONG— 0.4%
Materials — 0.4%
Hengxing Gold Holding (A)	267,100	189,374
INDONESIA— 1.4%
Materials — 1.4%
Aneka Tambang	9,726,800	648,823
TURKEY— 1.2%
Materials — 1.2%
Koza Altin Isletmeleri *	52,841	540,595
UNITED KINGDOM— 9.6%
Materials — 9.6%
Centamin	1,275,963	2,029,504
Highland Gold Mining	346,029	924,507
Hochschild Mining	291,342	742,009
Petropavlovsk *	2,836,259	344,162
SolGold *	951,647	331,513
TOTAL UNITED KINGDOM		4,371,695

Schedule of Investments (Unaudited)	July 31, 2019

Global X Gold Explorers ETF

	Shares/Par Amount	Value
COMMON STOCK — continued
UNITED STATES— 9.3%
Materials — 9.3%
Coeur d'Alene Mines *	217,144	$998,862
Golden Star Resources * (A)	86,819	308,207
McEwen Mining * (A)	323,194	559,126
Novagold Resources *	267,546	1,650,759
Seabridge Gold * (A)	55,256	756,455
TOTAL UNITED STATES		4,273,409
TOTAL COMMON STOCK
(Cost $38,867,835)		45,697,824

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $331,536)	331,536	331,536

REPURCHASE AGREEMENTS(B) — 3.0%
BNP Paribas
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $153,200 (collateralized by U.S. Treasury Obligations, ranging in par value $776 - $152,413, 1.500%, 08/15/26, with a total market value of $156,013)	$153,189	153,189

Schedule of Investments (Unaudited)	July 31, 2019

Global X Gold Explorers ETF

	Par Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Royal Bank of Canada
2.490%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $1,206,613 (collateralized by U.S. Treasury Obligations, ranging in par value $189,174 - $203,471, 2.500%, 03/31/23, with a total market value of $1,230,545)	$1,206,530	$1,206,530
TOTAL REPURCHASE AGREEMENTS
(Cost $1,359,719)		1,359,719
TOTAL INVESTMENTS — 103.8%
(Cost $40,559,090)		$47,389,079

Percentages are based on Net Assets of $45,642,774.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $1,491,818.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $1,691,255.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,697,824	$—	$—	$45,697,824
Short-Term Investment	331,536	—	—	331,536
Repurchase Agreements	—	1,359,719	—	1,359,719
Total Investments in Securities	$46,029,360	$1,359,719	$—	$47,389,079

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

Schedule of Investments (Unaudited)	July 31, 2019

Global X Gold Explorers ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.1%
Materials — 8.1%
Metals X *	928,794	$137,637
OZ Minerals	366,943	2,602,505
Sandfire Resources	260,693	1,211,063
TOTAL AUSTRALIA		3,951,205
CANADA— 29.7%
Materials — 29.7%
Altius Minerals	68,944	676,761
Capstone Mining *	597,917	250,432
ERO Copper *	100,524	1,908,436
First Quantum Minerals	231,709	2,145,666
HudBay Minerals, Cl B	371,685	1,814,340
Ivanhoe Mines, Cl A *	955,342	3,011,930
Lundin Mining	497,960	2,423,154
Teck Resources, Cl B	111,994	2,302,736
TOTAL CANADA		14,533,455
HONG KONG— 15.6%
Materials — 15.6%
Jiangxi Copper, Cl H	1,989,429	2,477,923
Jinchuan Group International Resources	16,312,300	1,333,675
MMG *	3,724,000	1,175,063
Zijin Mining Group, Cl H	6,559,860	2,648,112
TOTAL HONG KONG		7,634,773
JAPAN— 0.9%
Materials — 0.9%
Nittetsu Mining	9,910	432,179
MEXICO— 4.8%
Materials — 4.8%
Grupo Mexico, Cl B	946,263	2,337,461

Schedule of Investments (Unaudited)	July 31, 2019

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
POLAND— 4.7%
Materials — 4.7%
KGHM Polska Miedz *	94,842	$2,325,930
SWEDEN— 4.2%
Materials — 4.2%
Boliden	90,856	2,084,077
UNITED KINGDOM— 20.6%
Materials — 20.6%
Antofagasta	212,272	2,441,145
Central Asia Metals	284,739	712,989
Glencore *	636,937	2,078,045
KAZ Minerals	293,871	2,079,828
SolGold *	1,408,071	490,512
Vedanta ADR	262,792	2,294,174
TOTAL UNITED KINGDOM		10,096,693
UNITED STATES— 11.3%
Materials — 11.3%
Freeport-McMoRan Copper & Gold	196,095	2,168,811
Southern Copper	67,288	2,408,237
Turquoise Hill Resources *	1,676,641	972,955
TOTAL UNITED STATES		5,550,003
TOTAL COMMON STOCK
(Cost $64,245,477)		48,945,776
TOTAL INVESTMENTS — 99.9%
(Cost $64,245,477)		$48,945,776

Percentages are based on Net Assets of $48,985,417.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2019

Global X Copper Miners ETF

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$48,945,776	$—	$—	$48,945,776
Total Investments in Securities	$48,945,776	$—	$—	$48,945,776

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 6.2%
Energy — 1.4%
Berkeley Energia *	2,135,989	$449,031
Paladin Energy * (A)	21,624,265	2,384,728
		2,833,759
Financials — 4.7%
Macquarie Group	106,954	9,494,163
Materials — 0.1%
Jervois Mining *	558,500	76,556
TOTAL AUSTRALIA		12,404,478
CANADA— 46.2%
Energy — 31.7%
Cameco	4,225,699	39,001,997
Denison Mines *	14,315,417	6,977,015
Energy Fuels *	2,213,311	4,045,194
Fission Uranium *	3,466,707	976,797
NexGen Energy * (A)	8,971,621	12,912,739
		63,913,742
Financials — 6.7%
Uranium Participation *	4,120,382	13,586,608
Materials — 4.8%
Barrick Gold	600,543	9,764,829
Real Estate — 3.0%
Aecon Group	386,924	5,987,355
TOTAL CANADA		93,252,534
CHINA— 0.6%
Utilities — 0.6%
CGN Power, Cl H	3,914,086	1,135,039

Schedule of Investments (Unaudited)	July 31, 2019

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 0.2%
Industrials — 0.2%
CNNC International *	1,356,415	$504,244
JAPAN— 13.8%
Industrials — 13.8%
ITOCHU	491,130	9,417,754
Mitsubishi Heavy Industries	217,830	9,044,234
Sumitomo	626,050	9,361,199
TOTAL JAPAN		27,823,187
SOUTH AFRICA— 0.3%
Materials — 0.3%
Sibanye Gold *	442,392	568,684
SOUTH KOREA— 16.9%
Industrials — 16.9%
Daewoo Engineering & Construction *	1,168,115	4,048,070
Doosan Heavy Industries & Construction *	543,614	2,798,250
GS Engineering & Construction	296,090	8,484,026
Hyundai Engineering & Construction	243,080	8,845,063
KEPCO Engineering & Construction	32,554	518,673
Samsung C&T	120,925	9,372,684
TOTAL SOUTH KOREA		34,066,766
UNITED KINGDOM— 12.2%
Industrials — 2.4%
Yellow Cake *	1,851,847	4,807,106
Materials — 9.8%
BHP Group	380,662	9,248,424
Rio Tinto	183,087	10,532,059
		19,780,483
TOTAL UNITED KINGDOM		24,587,589

Schedule of Investments (Unaudited)	July 31, 2019

Global X Uranium ETF

	Shares/Par Amount	Value
COMMON STOCK — continued
UNITED STATES— 3.0%
Energy — 2.7%
Uranium Energy * (A)	4,161,580	$4,121,628
Ur-Energy *	2,403,468	1,425,497
		5,547,125
Industrials — 0.3%
Graham	25,635	554,998
TOTAL UNITED STATES		6,102,123
TOTAL COMMON STOCK
(Cost $228,469,230)		200,444,644

SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $1,701,400)	1,701,400	1,701,400

REPURCHASE AGREEMENTS(B) — 3.5%
BNP Paribas
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $786,201 (collateralized by U.S. Treasury Obligations, ranging in par value $3,982 - $782,218, 1.500%, 08/15/26, with a total market value of $800,639)	$786,146	786,146

Schedule of Investments (Unaudited)	July 31, 2019

Global X Uranium ETF

	Par Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Royal Bank of Canada
2.490%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $6,192,175 (collateralized by U.S. Treasury Obligations, ranging in par value $970,814 - $1,044,187, 2.500%, 03/31/23, with a total market value of $6,314,990)	$6,191,747	$6,191,747
TOTAL REPURCHASE AGREEMENTS
(Cost $6,270,362)		6,977,893
TOTAL INVESTMENTS — 103.7%
(Cost $236,440,992)		$209,123,937

Percentages are based on Net Assets of $201,679,688.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $8,527,833.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $8,679,293.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$200,444,644	$—	$—	$200,444,644
Short-Term Investment	1,701,400	—	—	1,701,400
Repurchase Agreements	—	6,977,893	—	6,977,893
Total Investments in Securities	$202,146,044	$6,977,893	$—	$209,123,937

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

Schedule of Investments (Unaudited)	July 31, 2019

Global X Uranium ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA— 8.5%
Materials — 8.5%
Altura Mining *(A) (B) (C)	23,481,902	$1,634,869
Galaxy Resources *	8,776,177	7,742,707
ioneer * (C)	26,273,008	3,350,110
Kidman Resources *	8,194,475	10,674,817
Lithium Australia NL * (C)	7,994,564	292,044
Neometals *	10,975,130	1,437,278
Orocobre * (C)	4,498,574	8,836,844
Pilbara Minerals * (C)	31,152,415	10,091,763
TOTAL AUSTRALIA		44,060,432
CANADA— 2.3%
Materials — 2.3%
Advantage Lithium *	1,908,465	523,205
Lithium Americas * (C)	831,265	3,070,202
Millennial Lithium * (C)	1,379,716	1,754,655
Nemaska Lithium * (C)	19,249,077	4,177,731
Neo Lithium *	2,393,776	1,148,444
Standard Lithium *	1,500,056	1,085,217
TOTAL CANADA		11,759,454
CHILE— 9.1%
Materials — 9.1%
Sociedad Quimica y Minera de Chile ADR (C)	1,585,405	46,753,593
GERMANY— 5.0%
Industrials — 5.0%
Varta *	310,836	23,706,804
Voltabox (C)	144,764	2,021,200
TOTAL GERMANY		25,728,004
HONG KONG— 8.1%
Consumer Discretionary — 6.7%
BYD, Cl H (C)	5,352,338	33,708,947

Schedule of Investments (Unaudited)	July 31, 2019

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
FDG Electric Vehicles * (C)	457,115,400	$1,226,309
		34,935,256
Consumer Staples — 0.1%
Coslight Technology International Group *	2,523,473	535,133
Industrials — 1.3%
Honbridge Holdings * (C)	75,509,000	6,559,373
TOTAL HONG KONG		42,029,762
JAPAN— 12.1%
Consumer Discretionary — 5.1%
Panasonic	3,089,320	26,310,792
Industrials — 5.7%
GS Yuasa	1,566,418	29,532,191
Materials — 1.3%
W-Scope	621,200	6,871,390
TOTAL JAPAN		62,714,373
SOUTH KOREA— 14.4%
Information Technology — 7.8%
L&F (C)	329,661	7,955,221
Samsung SDI	154,521	32,521,113
		40,476,334
Materials — 6.6%
LG Chemical	119,147	33,988,769
TOTAL SOUTH KOREA		74,465,103
SWITZERLAND— 0.4%
Industrials — 0.4%
Leclanche *	1,127,026	1,895,453
TAIWAN— 7.8%
Industrials — 1.0%
Advanced Lithium Electrochemistry Cayman *	2,845,029	1,518,788

Schedule of Investments (Unaudited)	July 31, 2019

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Changs Ascending Enterprise *	862,752	$1,492,694
SYNergy ScienTech	957,000	2,114,322
		5,125,804
Information Technology — 6.8%
Dynapack International Technology	3,127,100	4,822,063
Simplo Technology	3,870,880	30,311,758
		35,133,821
TOTAL TAIWAN		40,259,625
UNITED KINGDOM— 0.2%
Materials — 0.2%
Bacanora Lithium * (C)	2,222,620	1,231,477
UNITED STATES— 32.2%
Consumer Discretionary — 5.9%
Tesla * (C)	125,220	30,254,404
Industrials — 5.8%
EnerSys	413,386	28,155,721
Ultralife *	226,496	1,977,310
		30,133,031
Materials — 20.5%
Albemarle	1,326,542	96,784,504
Livent *	1,429,259	9,204,428
		105,988,932
TOTAL UNITED STATES		166,376,367
TOTAL COMMON STOCK
(Cost $696,426,389)		517,273,643

Schedule of Investments (Unaudited)	July 31, 2019

Global X Lithium & Battery Tech ETF

	Number of Rights/Shares/ Par Amount	Value
RIGHT — 0.0%
Taiwan — 0.0%
Advanced Lithium Electrochem* (B) (D)	335,069	$49,567

TOTAL RIGHT (Cost $–)		49,567

SHORT-TERM INVESTMENT(E)(F) — 5.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $30,040,809)	30,040,809	30,040,809

REPURCHASE AGREEMENTS(E) — 23.5%
BNP Paribas
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $13,705,726 (collateralized by U.S. Treasury Obligations, ranging in par value $69,418 - $13,635,345, 2.500%, 08/15/26, with a total market value of $13,957,435)	$13,704,763	13,704,763
Royal Bank of Canada
2.490%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $107,947,318 (collateralized by U.S. Treasury Obligations, ranging in par value $16,924,069 - $18,203,157, 2.500%, 03/31/23, with a total market value of $110,088,331)	107,939,853	107,939,853
TOTAL REPURCHASE AGREEMENTS
(Cost $121,644,616)		121,644,616
TOTAL INVESTMENTS — 129.4%
(Cost $848,111,814)		$669,008,635

Percentages are based on Net Assets of $517,000,128.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments (Unaudited)	July 31, 2019

Global X Lithium & Battery Tech ETF

(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2019, was $1,684,436 and represents 0.3% of net assets.
(C)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $144,619,528.
(D)	Security considered illiquid. The total value of such securities as of July 31, 2019 was $49,567 and represented 0.0% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $151,685,425.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$515,638,774	$—	$1,634,869	$517,273,643
Short-Term Investment	30,040,809	—	—	30,040,809
Right	—	—	49,567	49,567
Repurchase Agreements	—	121,644,616	—	121,644,616
Total Investments in Securities	$545,679,583	$121,644,616	$1,684,436	$669,008,635

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2019, there were transfers from Level 1 to Level 3 due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 98.9%
AUSTRALIA— 9.3%
Consumer Staples — 0.8%
Ruralco Holdings	29,194	$85,518
Materials — 8.5%
Incitec Pivot	216,082	518,293
Nufarm	118,196	397,558
		915,851
TOTAL AUSTRALIA		1,001,369
BELGIUM— 2.6%
Materials — 2.6%
Tessenderlo Group *	9,061	286,009
CANADA— 5.1%
Materials — 5.1%
Nutrien	10,017	551,978
CHILE— 4.1%
Materials — 4.1%
Sociedad Quimica y Minera de Chile ADR	15,040	443,530
GERMANY— 3.9%
Materials — 3.9%
K+S	25,788	422,933
HONG KONG— 2.4%
Materials — 2.4%
China BlueChemical	682,601	188,354
Sinofert Holdings *	686,965	77,228
TOTAL HONG KONG		265,582
ISRAEL— 7.9%
Materials — 7.9%
Israel Chemicals	91,524	498,332
The Israel Corp *	1,429	352,254

Schedule of Investments (Unaudited)	July 31, 2019

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
TOTAL ISRAEL		$850,586
JAPAN— 1.0%
Materials — 1.0%
Taki Chemical	2,766	112,856
MALAYSIA— 3.9%
Materials — 3.9%
Petronas Chemicals Group	234,900	426,366
NETHERLANDS— 4.5%
Materials — 4.5%
OCI *	18,301	483,123
NORWAY— 5.2%
Materials — 5.2%
Yara International	11,816	560,504
POLAND— 2.7%
Materials — 2.7%
Grupa Azoty *	25,464	296,102
RUSSIA— 4.8%
Materials — 4.8%
PhosAgro PJSC GDR	41,766	520,822
SINGAPORE— 5.2%
Consumer Staples — 5.2%
Wilmar International	191,400	558,026
SOUTH AFRICA— 0.5%
Materials — 0.5%
Omnia Holdings	21,616	51,486

Schedule of Investments (Unaudited)	July 31, 2019

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 1.4%
Materials — 1.4%
KG Chemical	2,672	$26,763
Namhae Chemical	6,400	49,065
Unid	1,817	72,950
TOTAL SOUTH KOREA		148,778
TAIWAN— 3.8%
Materials — 3.8%
Taiwan Fertilizer	263,697	407,051
TURKEY— 0.2%
Materials — 0.2%
Gubre Fabrikalari *	28,855	18,158
UNITED KINGDOM— 3.0%
Materials — 3.0%
Sirius Minerals *	1,772,961	326,071
UNITED STATES— 27.4%
Industrials — 5.2%
SiteOne Landscape Supply *	7,569	559,122
Materials — 22.2%
CF Industries Holdings	11,653	577,523
Compass Minerals International	9,114	509,017
Intrepid Potash *	36,069	134,898
Mosaic	21,706	546,774
Rentech Escrow Shares * (A) (B)	7,168	—
Scotts Miracle-Gro, Cl A	5,634	632,022
		2,400,234

Schedule of Investments (Unaudited)	July 31, 2019

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$2,959,356
TOTAL COMMON STOCK
(Cost $11,446,823)		10,690,686

MASTER LIMITED PARTNERSHIP — 1.0%
Materials — 1.0%
CVR Partners
(Cost $202,279)	28,140	113,686
TOTAL INVESTMENTS — 99.9%
(Cost $11,649,102)		$10,804,372

Percentages are based on Net Assets of $10,812,867.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2019, was $0 and represents 0.0% of net assets.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$10,690,686	$—	$—	(2)	$10,690,686
Master Limited Partnership	113,686	—	—		113,686
Total Investments in Securities	$10,804,372	$—	$—		$10,804,372

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2) Amounts designated as " — " are either $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2019

Global X Fertilizers/Potash ETF

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-2100

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 15.4%
Communication Services — 2.4%
Nine Entertainment Holdings	8,589,322	$11,958,803
Southern Cross Media Group	12,087,238	11,163,731
		23,122,534
Consumer Discretionary — 2.4%
Harvey Norman Holdings (A)	3,991,692	12,078,111
Super Retail Group	1,823,194	11,309,747
		23,387,858
Financials — 7.7%
Bank of Queensland	1,597,668	10,274,144
Bendigo and Adelaide Bank	1,507,526	11,938,845
Commonwealth Bank of Australia	195,706	11,101,495
Genworth Mortgage Insurance Australia	5,733,516	13,396,712
IOOF Holdings (A)	2,262,436	9,091,224
National Australia Bank	564,799	11,098,611
Perpetual	285,170	7,765,838
		74,666,869
Industrials — 1.1%
Westpac Banking	537,274	10,609,574
Materials — 1.8%
Alumina	5,746,100	9,267,584
CSR	2,910,427	8,084,241
		17,351,825
TOTAL AUSTRALIA		149,138,660
BELGIUM— 1.1%
Industrials — 1.1%
bpost	1,132,680	10,631,289
BRAZIL— 4.2%
Energy — 1.0%
Enauta Participacoes	2,684,900	9,454,878
Information Technology — 0.7%
Cielo	3,673,400	7,068,361
Utilities — 2.5%
Cia de Transmissao de Energia Eletrica Paulista	1,954,160	12,568,615
Transmissora Alianca de Energia Eletrica	1,514,700	11,199,425
		23,768,040
TOTAL BRAZIL		40,291,279
CANADA— 2.2%
Financials — 1.1%
Alaris Royalty (A)	682,025	10,543,432

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.1%
Chemtrade Logistics Income Fund (A)	1,384,222	$10,646,645
TOTAL CANADA		21,190,077
CZECH REPUBLIC— 1.1%
Financials — 1.1%
Moneta Money Bank	3,136,859	10,841,828
GERMANY— 0.7%
Financials — 0.7%
Deutsche Pfandbriefbank	577,577	6,630,094
HONG KONG— 2.9%
Consumer Discretionary — 0.9%
Genting Hong Kong (A)	73,662,200	9,127,906
Industrials — 1.0%
Hutchison Port Holdings Trust	43,174,992	9,498,498
Real Estate — 1.0%
Agile Group Holdings	7,328,900	9,531,062
TOTAL HONG KONG		28,157,466
INDONESIA— 0.8%
Energy — 0.8%
Indo Tambangraya Megah	6,697,000	8,038,598
MEXICO— 1.0%
Real Estate — 1.0%
PLA Administradora Industrial S de RL ‡	7,044,577	10,005,231
MONACO— 2.1%
Energy — 0.8%
GasLog Partners	378,434	8,155,253
Industrials — 1.3%
Costamare	2,035,637	12,274,891
TOTAL MONACO		20,430,144
NETHERLANDS— 2.9%
Communication Services — 1.3%
VEON ADR	4,030,029	12,613,991
Industrials — 0.8%
PostNL (A)	4,538,921	7,850,820
Real Estate — 0.8%
Wereldhave ‡ (A)	371,471	7,965,853
TOTAL NETHERLANDS		28,430,664
NEW ZEALAND— 1.2%
Industrials — 1.2%
Air New Zealand	6,346,449	11,372,213

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
NIGERIA— 0.7%
Financials — 0.7%
Zenith Bank	139,924,323	$7,068,641
NORWAY— 0.9%
Energy — 0.9%
Ocean Yield	1,422,609	8,504,213
POLAND— 0.7%
Materials — 0.7%
Ciech *	663,190	6,831,327
RUSSIA— 2.2%
Materials — 2.2%
Novolipetsk Steel PJSC GDR	414,174	9,782,790
Severstal PJSC GDR	695,199	11,185,752
TOTAL RUSSIA		20,968,542
SINGAPORE— 1.1%
Real Estate — 1.1%
CapitaLand Retail China Trust ‡	9,549,500	11,094,739
SOUTH AFRICA— 3.2%
Real Estate — 3.2%
Corporate Real Estate ‡	42,511,502	10,497,593
Fortress, Cl B ‡	13,053,962	10,683,549
Redefine Properties ‡	14,971,679	9,295,407
TOTAL SOUTH AFRICA		30,476,549
SPAIN— 0.9%
Communication Services — 0.9%
Atresmedia de Medios de Comunicacion (A)	2,090,024	8,205,116
THAILAND— 2.1%
Communication Services — 1.2%
Jasmine International NVDR	57,589,100	11,796,824
Energy — 0.9%
Star Petroleum Refining NVDR (A)	26,828,800	8,592,544
TOTAL THAILAND		20,389,368
TURKEY— 0.9%
Materials — 0.9%
Iskenderun Demir ve Celik	7,092,714	8,901,361
UNITED KINGDOM— 9.9%
Communication Services — 0.9%
Vodafone Group ADR	487,292	8,829,731
Consumer Discretionary — 2.6%
Crest Nicholson Holdings	1,694,182	7,613,229
Marston's	7,483,315	9,795,227

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Persimmon	320,764	$7,890,569
		25,299,025
Financials — 1.6%
Plus500	966,123	7,090,746
Standard Life Aberdeen	2,322,283	8,496,470
		15,587,216
Industrials — 1.6%
Galliford Try	1,022,790	7,413,972
Royal Mail	3,076,410	7,899,242
		15,313,214
Materials — 1.1%
Evraz	1,256,800	10,018,205
Real Estate — 0.6%
NewRiver REIT ‡	2,949,736	5,923,382
Utilities — 1.5%
Centrica	6,438,095	5,997,505
SSE	627,414	8,454,482
		14,451,987
TOTAL UNITED KINGDOM		95,422,760
UNITED STATES— 41.4%
Communication Services — 2.0%
National CineMedia	1,441,521	10,263,630
New Media Investment Group	864,673	9,312,528
		19,576,158
Consumer Discretionary — 0.4%
GameStop, Cl A (A)	899,804	3,617,212
Consumer Staples — 1.1%
Vector Group	926,528	10,701,398
Energy — 3.9%
EnLink Midstream	760,306	7,298,938
SemGroup, Cl A	716,087	9,072,822
Ship Finance International	855,010	11,243,381
Targa Resources	255,198	9,929,754
		37,544,895
Financials — 21.1%
AG Mortgage Investment Trust ‡	590,525	9,660,989
AGNC Investment ‡	587,401	10,068,053
Annaly Capital Management ‡	1,005,031	9,598,046
Apollo Commercial Real Estate Finance ‡	564,645	10,626,619
Arbor Realty Trust ‡	811,122	9,887,577
Armour Residential ‡	523,006	9,346,117
Artisan Partners Asset Management, Cl A	379,911	11,241,567

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BGC Partners, Cl A	1,799,591	$9,915,746
Blackstone Mortgage Trust, Cl A ‡	300,005	10,656,178
Chimera Investment ‡	547,114	10,548,358
Invesco Mortgage Capital ‡	647,227	10,666,301
Ladder Capital, Cl A ‡	615,813	10,364,133
MFA Financial ‡	1,424,678	10,229,188
New Residential Investment ‡	621,100	9,745,059
New York Mortgage Trust ‡	1,739,960	10,631,155
PennyMac Mortgage Investment Trust ‡	500,620	11,028,659
Ready Capital ‡	539,822	8,297,064
Redwood Trust ‡	650,304	11,003,144
Starwood Property Trust ‡	460,821	10,704,872
Two Harbors Investment ‡	737,818	9,931,030
		204,149,855
Industrials — 1.1%
Macquarie Infrastructure	258,508	10,712,571
Real Estate — 10.7%
Ashford Hospitality Trust ‡	2,199,667	5,961,098
CoreCivic ‡	539,840	9,161,085
GEO Group ‡	531,192	9,460,530
Global Net Lease ‡	561,888	10,968,054
Hospitality Properties Trust ‡	392,210	9,691,509
Kite Realty Group Trust ‡	656,246	10,440,874
Office Properties Income Trust ‡	350,149	9,863,697
Omega Healthcare Investors ‡	283,177	10,279,325
Sabra Health Care ‡	565,149	11,664,675
SITE Centers ‡	621,147	8,851,345
Washington Prime Group ‡ (A)	1,954,234	7,093,869
		103,436,061
Utilities — 1.1%
Pattern Energy Group, Cl A	474,948	10,890,558
TOTAL UNITED STATES		400,628,708
TOTAL COMMON STOCK
(Cost $1,038,397,837)		963,648,867

SHORT-TERM INVESTMENT(B)(C) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $9,819,325)	9,819,325	9,819,325

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 4.2%
BNP Paribas
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $4,537,415 (collateralized by U.S. Treasury Obligations, ranging in par value $23,405 - $4,597,340, 1.500%, 08/15/2026, with a total market value of $4,620,745)	$4,537,096	$4,537,096
Royal Bank of Canada
2.490%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $35,737,014 (collateralized by U.S. Treasury Obligations, ranging in par value $5,714,438 - $6,146,276, 2.500%, 03/31/2023, with a total market value of $36,445,817)	35,734,542	35,734,542
TOTAL REPURCHASE AGREEMENTS
(Cost $40,271,638)		40,271,638
TOTAL INVESTMENTS — 104.8%
(Cost $1,088,488,800)		$1,013,739,830

Percentages are based on Net Assets of $967,354,624.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $45,931,212.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $50,090,963.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

Cl — Class
GDR — Global Depository Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$963,648,867	$—	$—	$963,648,867
Short-Term Investment	9,819,325	—	—	9,819,325
Repurchase Agreements	—	40,271,638	—	40,271,638
Total Investments in Securities	$973,468,192	$40,271,638	$—	$1,013,739,830

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 78.4%
Communication Services — 12.2%
AMC Entertainment Holdings, Cl A (A)	802,507	$9,493,658
AT&T	350,307	11,927,953
Gannett	1,034,803	10,606,731
National CineMedia	1,567,224	11,158,635
New Media Investment Group	825,715	8,892,950
Verizon Communications	192,677	10,649,258
		62,729,185
Consumer Discretionary — 5.5%
Buckle (A)	586,136	11,927,868
Chico's FAS	1,953,528	6,231,754
Six Flags Entertainment	192,529	10,171,307
		28,330,929
Consumer Staples — 14.1%
Altria Group	216,870	10,208,071
B&G Foods (A)	411,131	7,515,475
Coty, Cl A	963,060	10,506,984
General Mills	228,328	12,126,500
Philip Morris International	128,512	10,744,888
Universal	180,690	10,751,055
Vector Group	936,809	10,820,144
		72,673,117
Energy — 4.3%
Exxon Mobil	136,517	10,151,404
Ship Finance International	901,283	11,851,872
		22,003,276
Financials — 19.0%
Annaly Capital Management ‡	1,112,787	10,627,116
Apollo Commercial Real Estate Finance ‡	619,149	11,652,384
Armour Residential ‡	547,711	9,787,596
Chimera Investment ‡	608,825	11,738,146
MFA Financial ‡	1,537,207	11,037,146
New Residential Investment ‡	543,190	8,522,651
New York Mortgage Trust ‡	1,805,337	11,030,609
PennyMac Mortgage Investment Trust ‡	548,884	12,091,914
Two Harbors Investment ‡	822,108	11,065,574
		97,553,136
Industrials — 7.5%
Air Castle Ltd.	413,321	8,592,944
Covanta Holding	664,932	11,450,129
Macquarie Infrastructure	258,305	10,704,159
Quad	672,210	7,602,695
		38,349,927

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — 3.5%
Innophos Holdings	345,021	$9,374,221
Schweitzer-Mauduit International	256,501	8,831,329
SunCoke Energy *	116	884
		18,206,434
Real Estate — 3.6%
Global Net Lease ‡	563,727	11,003,951
Washington Prime Group ‡ (A)	2,040,149	7,405,741
		18,409,692
Utilities — 8.7%
Duke Energy	120,895	10,484,015
Pattern Energy Group, Cl A	524,586	12,028,757
PPL	350,005	10,370,648
Southern	215,962	12,137,064
		45,020,484
TOTAL COMMON STOCK
(Cost $415,860,019)		403,276,180

MASTER LIMITED PARTNERSHIPS — 21.1%
Consumer Discretionary — 2.1%
Cedar Fair	207,739	10,484,587
Energy — 12.1%
CrossAmerica Partners	499,705	8,395,044
Delek Logistics Partners	356,614	11,843,151
NGL Energy Partners	540,774	8,349,551
PBF Logistics	468,505	10,227,464
Phillips 66 Partners	211,944	11,076,193
USA Compression Partners	704,112	12,448,700
	2,781,654	62,340,103
Financials — 2.5%
Compass Diversified Holdings	674,701	12,954,259
Industrials — 2.0%
Fortress Transportation & Infrastructure Investors	694,061	10,383,153
Utilities — 2.4%
AmeriGas Partners	367,255	12,442,600
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $98,934,220)		108,604,702

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares/ Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $5,309,693)	5,309,693	$5,309,693

REPURCHASE AGREEMENTS(B) — 4.2%
BNP Paribas
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $2,453,599 (collateralized by U.S. Treasury Obligations, ranging in par value $12,656 - $2,485,963, 1.500%, 08/15/2026, with a total market value of $2,498,619)	$2,453,386	2,453,386
Royal Bank of Canada
2.490%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $19,324,412 (collateralized by U.S. Treasury Obligations, ranging in par value $3,090,022 - $3,323,534, 2.500%, 03/31/2023, with a total market value of $19,707,690)	19,323,076	19,323,076
TOTAL REPURCHASE AGREEMENTS
(Cost $21,776,462)		21,776,462
TOTAL INVESTMENTS — 104.7%
(Cost $541,880,394)		$538,967,037

Percentages are based on Net Assets of $514,581,981.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $26,457,815.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $27,086,155.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

Cl — Class
Ltd. — Limited

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$403,276,180	$—	$—	$403,276,180
Master Limited Partnerships	108,604,702	—	—	108,604,702
Short-Term Investment	5,309,693	—	—	5,309,693
Repurchase Agreements	—	21,776,462	—	21,776,462
Total Investments in Securities	$517,190,575	$21,776,462	$—	$538,967,037

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

 Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 96.7%
BRAZIL— 9.5%
Consumer Discretionary — 2.6%
Petrobras Distribuidora	66,000	$466,592
Financials — 2.4%
Itausa - Investimentos Itau	130,415	432,221
Information Technology — 2.1%
Cielo	202,300	389,266
Utilities — 2.4%
Engie Brasil Energia	34,821	446,715
TOTAL BRAZIL		1,734,794
CHINA— 3.4%
Financials — 1.6%
Anxin Trust, Cl A	420,700	293,026
Industrials — 1.8%
Fangda Carbon New Material, Cl A *	192,806	321,465
TOTAL CHINA		614,491
EGYPT— 1.9%
Consumer Staples — 1.9%
Eastern SAE	374,639	355,195
HONG KONG— 21.3%
Energy — 1.7%
China Petroleum & Chemical, Cl H	487,000	314,800
Financials — 3.5%
Bank of Communications CO, Cl H	449,080	328,725
China Cinda Asset Management, Cl H	1,458,300	320,428
		649,153
Information Technology — 3.7%
Kingboard Laminates Holdings	375,500	312,761
Lenovo Group	441,500	358,709
		671,470
Materials — 2.9%
China Oriental Group	583,300	261,549
Sinopec Shanghai Petrochemical, Cl H	789,400	276,314
		537,863
Real Estate — 7.4%
Agile Group Holdings	267,300	347,617
Guangzhou R&F Properties	188,000	343,438
KWG Group Holdings	330,200	310,463
Yuzhou Properties	723,300	342,805
		1,344,323
Utilities — 2.1%
China Resources Power Holdings	269,450	388,966

Schedule of Investments	July 31, 2019 (Unaudited)

 Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TOTAL HONG KONG		$3,906,575
INDIA— 1.8%
Energy — 1.8%
Indian Oil	163,595	331,305
MALAYSIA— 1.5%
Industrials — 1.5%
AirAsia Group	583,300	277,055
MEXICO— 2.0%
Real Estate — 2.0%
Fibra Uno Administracion ‡	277,000	359,415
PAKISTAN— 1.8%
Financials — 1.8%
MCB Bank	292,810	320,715
PHILIPPINES— 2.1%
Industrials — 2.1%
DMCI Holdings	1,944,000	387,367
QATAR— 2.0%
Real Estate — 2.0%
Barwa Real Estate	381,780	374,361
RUSSIA— 14.7%
Energy — 4.4%
Gazprom PJSC	114,420	427,355
LUKOIL PJSC	4,466	368,004
		795,359
Financials — 2.2%
Moscow Exchange MICEX-RTS PJSC	273,940	402,353
Materials — 8.1%
Magnitogorsk Iron & Steel Works PJSC	524,300	354,452
MMC Norilsk Nickel PJSC	1,711	395,086
Novolipetsk Steel PJSC	143,550	341,519
Severstal PJSC	23,878	387,303
		1,478,360
TOTAL RUSSIA		2,676,072
SOUTH AFRICA— 9.7%
Consumer Discretionary — 1.8%
Absa Group	29,625	333,752
Financials — 2.1%
Liberty Holdings	50,085	383,895
Real Estate — 5.8%
Fortress REIT, Cl A ‡	259,547	390,957

Schedule of Investments	July 31, 2019 (Unaudited)

 Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Growthpoint Properties ‡	206,684	$347,931
Redefine Properties ‡	512,737	318,341
		1,057,229
TOTAL SOUTH AFRICA		1,774,876
SOUTH KOREA— 1.7%
Financials — 1.7%
Orange Life Insurance	12,638	303,372
TAIWAN— 11.5%
Consumer Staples — 2.0%
President Chain Store	37,800	364,683
Information Technology — 9.5%
AU Optronics	1,114,900	296,513
Innolux	1,370,600	318,678
Inventec	461,000	345,429
Lite-On Technology	255,500	363,996
Micro-Star International	145,800	411,675
		1,736,291
TOTAL TAIWAN		2,100,974
THAILAND— 2.2%
Real Estate — 2.2%
Land & Houses NVDR	1,093,500	401,774
TURKEY— 6.9%
Energy — 2.5%
Tupras Turkiye Petrol Rafinerileri	17,933	451,407
Industrials — 2.3%
TAV Havalimanlari Holding	93,736	423,028
Materials — 2.1%
Eregli Demir ve Celik Fabrikalari	285,417	381,292
TOTAL TURKEY		1,255,727
UNITED ARAB EMIRATES— 2.7%
Real Estate — 2.7%
Aldar Properties PJSC	790,439	497,098
TOTAL COMMON STOCK
(Cost $18,109,300)		17,671,166

PREFERRED STOCK — 2.5%
BRAZIL— 2.5%
Communication Services — 2.5%
Telefonica Brasil (A)
(Cost $390,755)	32,400	450,359

Schedule of Investments	July 31, 2019 (Unaudited)

 Global X MSCI SuperDividend® Emerging Markets ETF

Value
TOTAL INVESTMENTS — 99.2%
(Cost $18,500,055)	$18,121,525

Percentages are based on Net Assets of $18,265,450.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	There is currently no stated rate.

Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 19.8%
Consumer Discretionary — 2.3%
Harvey Norman Holdings	53,914	$163,134
Financials — 11.0%
Australia & New Zealand Banking Group	7,597	146,143
Bank of Queensland	22,787	146,537
Bendigo and Adelaide Bank	19,156	151,706
Commonwealth Bank of Australia	2,777	157,526
National Australia Bank	8,381	164,691
		766,603
Industrials — 2.2%
Westpac Banking	7,863	155,271
Materials — 1.9%
Alumina	83,458	134,605
Real Estate — 2.4%
Stockland ‡	52,250	164,581
TOTAL AUSTRALIA		1,384,194
FINLAND— 4.0%
Financials — 1.9%
Sampo, Cl A	3,140	131,697
Utilities — 2.1%
Fortum	6,515	150,879
TOTAL FINLAND		282,576
FRANCE— 10.1%
Communication Services — 2.2%
Eutelsat Communications	7,860	151,573
Energy — 1.9%
Total	2,583	135,268
Health Care — 2.1%
Casino Guichard Perrachon	3,911	145,441
Industrials — 1.9%
Credit Agricole	11,031	132,399
Real Estate — 2.0%
ICADE ‡	1,624	141,941
TOTAL FRANCE		706,622
GERMANY— 3.5%
Communication Services — 3.5%
RTL Group	2,662	132,070
Telefonica Deutschland Holding	43,391	110,199
TOTAL GERMANY		242,269

Schedule of Investments	July 31, 2019 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 8.1%
Communication Services — 4.0%
HKT Trust & HKT	91,220	$145,898
PCCW	237,965	135,886
		281,784
Consumer Discretionary — 2.0%
Yue Yuen Industrial Holdings	50,000	140,204
Utilities — 2.1%
HK Electric Investments & HK Electric Investments	143,670	145,727
TOTAL HONG KONG		567,715
ITALY— 4.0%
Financials — 2.1%
Poste Italiane	13,540	145,629
Utilities — 1.9%
Snam	27,066	133,770
TOTAL ITALY		279,399
JAPAN— 1.8%
Consumer Discretionary — 1.8%
Nissan Motor	19,500	127,659
NETHERLANDS— 3.6%
Financials — 1.9%
ING Groep	12,248	137,351
Real Estate — 1.7%
Unibail-Rodamco-Westfield ‡	870	117,208
TOTAL NETHERLANDS		254,559
NEW ZEALAND— 2.1%
Communication Services — 2.1%
Spark New Zealand	56,918	149,512
PORTUGAL— 2.1%
Utilities — 2.1%
Energias de Portugal	39,116	144,635
SINGAPORE— 2.1%
Real Estate — 2.1%
Ascendas Real Estate Investment Trust ‡	65,220	145,828
SPAIN— 2.0%
Utilities — 2.0%
Endesa	5,493	136,691
SWEDEN— 5.6%
Financials — 5.6%
Nordea Bank Abp	18,437	119,157

Schedule of Investments	July 31, 2019 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Skandinaviska Enskilda Banken, Cl A	15,069	$143,038
Swedbank, Cl A	9,298	128,133
TOTAL SWEDEN		390,328
SWITZERLAND— 2.1%
Financials — 2.1%
Zurich Insurance Group	429	150,150
UNITED KINGDOM— 28.7%
Communication Services — 4.1%
BT Group, Cl A	53,158	125,740
Vodafone Group	87,270	160,373
		286,113
Consumer Discretionary — 7.3%
Barratt Developments	17,700	139,833
Marks & Spencer Group	40,921	104,170
Next	1,874	139,146
Persimmon	5,191	127,695
		510,844
Consumer Staples — 1.9%
Imperial Brands	5,152	132,161
Energy — 3.9%
BP	19,884	132,862
Royal Dutch Shell, Cl A	4,323	137,309
		270,171
Financials — 5.8%
HSBC Holdings	16,601	133,489
Legal & General Group	39,024	125,096
Standard Life Aberdeen	41,000	150,005
		408,590
Materials — 2.2%
Evraz	18,867	150,393
Utilities — 3.5%
Centrica	115,952	108,017
SSE	10,270	138,389
		246,406
TOTAL UNITED KINGDOM		2,004,678
TOTAL COMMON STOCK
(Cost $7,555,031)		6,966,815

TOTAL INVESTMENTS — 99.6%
(Cost $7,555,031)		$6,966,815

Percentages are based on Net Assets of $6,996,121.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF

‡	Real Estate Investment Trust

Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

 Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 3.9%
Real Estate — 3.9%
Stockland ‡	3,302,322	$10,401,910
FRANCE— 3.2%
Real Estate — 3.2%
Klepierre ‡	278,086	8,619,846
NETHERLANDS— 5.3%
Real Estate — 5.3%
Unibail-Rodamco-Westfield ‡	53,015	7,142,254
Wereldhave ‡ (A)	336,161	7,208,663
TOTAL NETHERLANDS		14,350,917
UNITED STATES— 87.0%
Financials — 60.0%
AGNC Investment ‡	490,639	8,409,552
Annaly Capital Management ‡	864,236	8,253,454
Apollo Commercial Real Estate Finance ‡	501,527	9,438,738
Arbor Realty Trust ‡	783,049	9,545,367
Armour Residential ‡	419,857	7,502,845
Blackstone Mortgage Trust, Cl A ‡	263,370	9,354,902
Chimera Investment ‡	473,422	9,127,576
Colony Credit Real Estate ‡	564,951	9,152,206
Granite Point Mortgage Trust ‡	462,119	8,826,473
Invesco Mortgage Capital ‡	559,272	9,216,803
KKR Real Estate Finance Trust ‡	438,928	8,791,728
Ladder Capital, Cl A ‡	530,628	8,930,469
MFA Financial ‡	1,231,344	8,841,050
New York Mortgage Trust ‡	1,448,692	8,851,508
PennyMac Mortgage Investment Trust ‡	444,460	9,791,453
Redwood Trust ‡	550,300	9,311,076
Starwood Property Trust ‡	416,424	9,673,530
Two Harbors Investment ‡	623,747	8,395,635
		161,414,365
Real Estate — 27.0%
Apple Hospitality REIT ‡	576,918	9,063,382
Chatham Lodging Trust ‡	454,495	8,117,281
Gaming and Leisure Properties ‡	245,356	9,252,375
Hospitality Properties Trust ‡	338,306	8,359,541
Independence Realty Trust ‡	863,850	10,668,547
Omega Healthcare Investors ‡	226,887	8,235,998
Park Hotels & Resorts ‡	312,201	8,245,228
VEREIT ‡	1,155,947	10,542,237
		72,484,589

Schedule of Investments	July 31, 2019 (Unaudited)

 Global X SuperDividend® REIT ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$233,898,954
TOTAL COMMON STOCK
(Cost $269,226,326)		267,271,627

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $1,058,372)	1,058,372	1,058,372

REPURCHASE AGREEMENTS(B) — 1.6%
BNP Paribas
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $489,064 (collateralized by U.S. Treasury Obligations, ranging in par value $2,523 - $495,523, 1.500%, 8/15/2026, with a total market value of $498,046)	$489,030	489,030
Royal Bank of Canada
2.490%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $3,851,903 (collateralized by U.S. Treasury Obligations, ranging in par value $615,929 - $662,475, 2.500%, 3/31/2023, with a total market value of $3,928,302)	3,851,637	3,851,637
TOTAL REPURCHASE AGREEMENTS
(Cost $4,340,667)		4,340,667
TOTAL INVESTMENTS — 101.4%
(Cost $274,625,365)		$272,670,666

Percentages are based on Net Assets of $268,872,423.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $4,932,996.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $5,399,039.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

Cl — Class
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$267,271,627	$—	$—	$267,271,627
Short-Term Investment	1,058,372	—	—	1,058,372
Repurchase Agreements	—	4,340,667	—	4,340,667
Total Investments in Securities	$268,329,999	$4,340,667	$—	$272,670,666

Schedule of Investments	July 31, 2019 (Unaudited)

 Global X SuperDividend® REIT ETF

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.7%
BERMUDA— 1.3%
Financials — 1.3%
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	96,195	$2,548,206
GERMANY— 5.1%
Financials — 5.1%
Deutsche Bank Contingent Capital Trust II, 6.550%(A)	141,663	3,486,326
Deutsche Bank Contingent Capital Trust V, 8.050%(A)	246,488	6,246,006
TOTAL GERMANY		9,732,332
NETHERLANDS— 5.4%
Financials — 5.4%
Aegon, 6.375%	245,222	6,388,033
ING Groep, 6.125%	154,455	4,018,919
TOTAL NETHERLANDS		10,406,952
UNITED KINGDOM— 4.8%
Financials — 4.8%
HSBC Holdings, 6.200%	354,303	9,311,083
UNITED STATES— 83.1%
Consumer Staples — 1.8%
CHS, Ser 4, 7.500%	124,733	3,415,190
Energy — 1.3%
NuStar Logistics, 9.331%, VAR ICE LIBOR USD 3 Month+6.734%	99,884	2,593,987
Financials — 62.2%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111%‡	79,840	2,061,469
Allstate, Ser E, 6.625%	182,736	4,663,423
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993%‡	176,512	4,539,889
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172%‡	103,567	2,582,961
Apollo Global Management, 6.375%	73,481	1,972,965
Bank of America, 6.625%	127,954	3,239,795
Bank of America, 6.500%	129,611	3,363,405
Bank of America, 6.200%	127,539	3,363,203
Capital One Financial, Ser B, 6.000%	213,581	5,446,315
Capital One Financial, Ser D, 6.700%	121,872	3,117,486
Carlyle Group, 5.875%	97,562	2,443,928
Charles Schwab, 5.950%	182,242	4,920,534

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	113,714	$3,240,849
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	71,888	2,042,338
Citigroup Capital XIII, 8.953%, VAR ICE LIBOR USD 3 Month+6.370%	173,365	4,715,528
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	109,892	3,095,658
GMAC Capital Trust I, Ser 2, 8.303%, VAR ICE LIBOR USD 3 Month+5.785%	373,945	9,857,190
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%(A)	169,264	4,830,795
Goldman Sachs Group, 6.300%	164,015	4,459,568
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	149,329	4,275,289
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289%‡	70,547	1,825,756
JPMorgan Chase, 6.300%	165,419	4,211,568
JPMorgan Chase, 6.150%	215,561	5,744,701
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	141,019	4,017,631
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	138,797	3,882,152
Morgan Stanley, Ser G, 6.625%	81,296	2,079,552
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	123,759	3,459,064
Regions Financial, Ser A, 6.375%	122,229	3,127,840
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	271,702	7,341,388
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	204,968	5,866,184
		119,788,424
Industrials — 1.2%
Pitney Bowes, 6.700%	102,831	2,272,565
Real Estate — 5.7%
QTS Realty Trust, 6.500%‡	19,081	2,158,252
RLJ Lodging Trust, 1.950%‡ *	78,962	2,096,441
VEREIT, Ser F, 6.700%‡	261,213	6,692,277
		10,946,970
Utilities — 10.9%
CenterPoint Energy, 7.000%	120,248	6,145,876
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	108,434	2,659,886
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	108,758	2,642,819

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperIncomeTM Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Utilities — continued
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	122,668	$3,368,463
SCE Trust II, 5.100%	96,664	2,267,738
Sempra Energy, 6.750%*	35,107	3,896,004
		20,980,786
TOTAL UNITED STATES		159,997,922
TOTAL PREFERRED STOCK
(Cost $189,409,387)		191,996,495

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $454,955)	454,955	454,955

REPURCHASE AGREEMENTS (B) — 1.0%
BNP Paribas
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $210,230 (collateralized by U.S. Treasury Obligations, ranging in par value $1,084 - $213,007, 1.500%, 08/15/2026, with a total market value of $214,091)	$210,215	210,215
Royal Bank of Canada
2.490%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $1,655,789 (collateralized by U.S. Treasury Obligations, ranging in par value $264,765 - $284,773, 2.500%, 03/31/2023, with a total market value of $1,688,630)	1,655,675	1,655,675
TOTAL REPURCHASE AGREEMENTS
(Cost $1,865,890)		1,865,890
TOTAL INVESTMENTS — 100.9%
(Cost $191,730,232)		$194,317,340

Percentages are based on Net Assets of $192,531,027

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $2,261,662.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $2,320,845.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X SuperIncomeTM Preferred ETF

Cl — Class

ICE — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR – Variable Rate

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$191,996,495	$—	$—	$191,996,495
Short-Term Investment	454,955	—	—	454,955
Repurchase Agreements	—	1,865,890	—	1,865,890
Total Investments in Securities	$192,451,450	$1,865,890	$—	$194,317,340

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — 98.3%
AUSTRALIA— 5.8%
Utilities — 5.8%
AGL Energy	84,296	$1,218,379
BRAZIL— 6.4%
Utilities — 6.4%
Engie Brasil Energia	104,900	1,345,751
CANADA— 13.3%
Utilities — 13.3%
Algonquin Power & Utilities	63,391	793,625
Boralex	11,376	172,916
Brookfield Renewable Partners	22,996	827,621
Innergex Renewable Energy	17,039	195,024
Northland Power	22,929	438,622
TransAlta Renewables	33,765	352,011
TOTAL CANADA		2,779,819
CHILE— 11.8%
Utilities — 11.8%
Colbun	2,243,755	423,142
Enel Americas	7,386,029	1,223,902
Enel Chile	9,019,044	820,972
TOTAL CHILE		2,468,016
CHINA— 1.2%
Utilities — 1.2%
China Longyuan Power Group, Cl H	426,600	262,132
DENMARK— 12.0%
Industrials — 5.7%
Vestas Wind Systems	14,344	1,186,590
Utilities — 6.3%
Orsted	14,400	1,323,057
TOTAL DENMARK		2,509,647
HONG KONG— 4.7%
Industrials — 1.2%
China High Speed Transmission Equipment Group	208,600	134,574
Xinjiang Goldwind Science & Technology, Cl H	98,441	110,792
		245,366
Information Technology — 2.7%
Xinyi Solar Holdings	1,030,800	568,870
Utilities — 0.8%
Huaneng Renewables, Cl H	641,400	175,347

Schedule of Investments	July 31, 2019 (Unaudited)

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — continued
TOTAL HONG KONG		$989,583
ITALY— 5.1%
Utilities — 5.1%
ACEA	27,252	514,607
ERG	19,224	373,714
Falck Renewables	37,160	173,109
TOTAL ITALY		1,061,430
NEW ZEALAND— 9.7%
Utilities — 9.7%
Contact Energy	91,773	471,842
Mercury NZ	175,232	527,957
Meridian Energy	329,512	1,023,235
TOTAL NEW ZEALAND		2,023,034
PORTUGAL— 5.6%
Utilities — 5.6%
Energias de Portugal	316,057	1,168,653
RUSSIA— 2.3%
Utilities — 2.3%
RusHydro PJSC	54,554,000	486,473
THAILAND— 0.8%
Utilities — 0.8%
BCPG NVDR	255,000	163,339
UNITED KINGDOM— 1.4%
Utilities — 1.4%
Renewables Infrastructure Group	184,759	287,311
UNITED STATES— 18.2%
Energy — 0.2%
Green Plains	5,242	52,892
Real Estate — 1.1%
Hannon Armstrong Sustainable Infrastructure Capital ‡	8,032	220,478
Utilities — 16.9%
Atlantica Yield	12,811	297,087
Avista	8,410	387,112
Clearway Energy, Cl A	4,389	75,359
Hawaiian Electric Industries	14,013	627,782
IDACORP	6,481	661,451
NextEra Energy Partners	7,181	349,284
NorthWestern	6,454	451,264
Pattern Energy Group, Cl A	12,560	288,001
TerraForm Power, Cl A	26,752	412,248
		3,549,588

Schedule of Investments	July 31, 2019 (Unaudited)

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
TOTAL UNITED STATES		$3,822,958
TOTAL COMMON STOCK
(Cost $18,170,420)		20,586,525

EXCHANGE TRADED FUND — 1.6%
Greencoat UK Wind	194,027	329,757
TOTAL EXCHANGE TRADED FUND
(Cost $314,487)		329,757

TOTAL INVESTMENTS — 99.9%
(Cost $18,484,907)		$20,916,282

Percentages are based on Net Assets of $20,943,346.

‡	Real Estate Investment Trust

Cl — Class

NVDR  — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 24.7%
Communication Services — 24.7%
Baidu ADR *	36,785	$4,108,885
Bilibili ADR *	120,309	1,822,681
Changyou.com ADR	22,051	173,982
HUYA ADR *	22,731	515,312
Momo ADR	88,979	3,022,617
NetEase ADR	23,202	5,355,486
SINA *	39,740	1,554,629
Tencent Holdings	267,875	12,600,004
Tencent Music Entertainment Group ADR *	159,622	2,277,806
Weibo ADR *	18,261	715,283
YY ADR *	21,753	1,396,325
TOTAL CHINA		33,543,010
GERMANY— 2.1%
Communication Services — 2.1%
United Internet	72,278	2,178,440
XING *	1,676	645,656
TOTAL GERMANY		2,824,096
HONG KONG— 0.3%
Information Technology — 0.3%
Meitu *	1,277,000	376,841
JAPAN— 6.9%
Communication Services — 6.9%
DeNA	67,071	1,287,986
Gree	71,635	339,784
Kakaku.com	81,200	1,702,152
LINE *	28,830	922,719
Mixi	25,850	491,882
Nexon	290,184	4,629,046
TOTAL JAPAN		9,373,569
RUSSIA— 6.0%
Communication Services — 6.0%
Mail.Ru Group GDR *	66,195	1,689,296
Yandex, Cl A *	163,671	6,419,177
TOTAL RUSSIA		8,108,473
SOUTH KOREA— 9.6%
Communication Services — 9.6%
AfreecaTV	4,503	221,515
Com2uSCorp	5,478	408,847
Kakao	30,128	3,234,094
NAVER	78,191	9,120,411

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SOUTH KOREA		$12,984,867
TAIWAN— 0.2%
Consumer Discretionary — 0.2%
PChome Online	54,944	268,575
UNITED STATES— 50.2%
Communication Services — 49.5%
Alphabet, Cl A *	5,208	6,344,385
ANGI Homeservices, Cl A *	49,203	681,461
Facebook, Cl A *	74,881	14,544,137
Glu Mobile *	70,796	528,138
IAC *	29,754	7,112,694
Match Group	32,182	2,422,983
Meet Group *	44,364	152,612
Snap, Cl A *	412,455	6,929,244
Spotify Technology *	43,922	6,805,275
Twitter *	390,200	16,509,362
Yelp, Cl A *	49,805	1,745,665
Zynga, Cl A *	542,197	3,459,217
		67,235,173
Consumer Discretionary — 0.7%
Groupon, Cl A *	297,417	936,864
TOTAL UNITED STATES		68,172,037
TOTAL COMMON STOCK
(Cost $126,280,510)		135,651,468
TOTAL INVESTMENTS — 100.0%
(Cost $126,280,510)		$135,651,468

Percentages are based on Net Assets of $135,685,830.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA— 3.9%
Consumer Discretionary — 3.9%
MercadoLibre *	172	$106,884
CHINA— 25.4%
Communication Services — 7.6%
58.com ADR *	1,904	107,348
NetEase ADR	434	100,176
		207,524
Consumer Discretionary — 17.0%
Alibaba Group Holding ADR *	641	110,964
Baozun ADR *	925	45,889
Ctrip.com International ADR *	2,978	116,082
JD.com ADR *	3,585	107,227
Uxin ADR	3,964	8,721
Vipshop Holdings ADR *	10,240	77,824
		466,707
Financials — 0.8%
LexinFintech Holdings ADR *	2,008	21,285
TOTAL CHINA		695,516
GERMANY— 1.2%
Consumer Discretionary — 1.2%
Rocket Internet *	1,210	34,381
JAPAN— 3.9%
Consumer Discretionary — 3.9%
Rakuten	10,380	106,692
SOUTH KOREA— 0.3%
Information Technology — 0.3%
Cafe24 *	162	8,709
UNITED KINGDOM— 8.9%
Consumer Discretionary — 8.9%
ASOS *	942	30,059
Just Eat *	10,313	96,148
Ocado Group *	7,757	118,298
TOTAL UNITED KINGDOM		244,505
UNITED STATES— 56.4%
Communication Services — 5.3%
ANGI Homeservices, Cl A *	1,421	19,681
TripAdvisor *	1,848	81,589
Yelp, Cl A *	1,281	44,899
		146,169

Schedule of Investments	July 31, 2019 (Unaudited)

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 34.5%
Amazon.com *	55	$102,673
Booking Holdings *	59	111,310
eBay	2,762	113,767
Etsy *	1,697	113,733
Expedia Group	826	109,643
Groupon, Cl A *	8,292	26,120
Lands' End *	769	8,382
Overstock.com *	492	11,080
PetMed Express	508	8,824
Qurate Retail, Cl A *	6,898	97,538
Shutterfly *	590	29,907
Shutterstock	327	12,547
Stamps.com *	290	13,848
Wayfair, Cl A *	736	96,534
Williams-Sonoma	1,368	91,218
		947,124
Financials — 3.0%
eHealth *	371	38,491
LendingTree *	134	43,220
		81,711
Industrials — 4.3%
CoStar Group *	190	116,926
Information Technology — 9.3%
GoDaddy, Cl A *	1,522	111,684
LivePerson *	1,033	34,285
Shopify, Cl A *	343	109,033
		255,002
TOTAL UNITED STATES		1,546,932
TOTAL COMMON STOCK
(Cost $2,701,086)		2,743,619
TOTAL INVESTMENTS — 100.0%
(Cost $2,701,086)		$2,743,619

Percentages are based on Net Assets of $2,742,390.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X E-commerce ETF

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Guru Index ETF

	Shares	Value
COMMON STOCK — 94.7%
CANADA— 3.3%
Consumer Discretionary — 1.8%
Restaurant Brands International	14,243	$1,049,709
Materials — 1.5%
Teck Resources, Cl B	45,543	933,176
TOTAL CANADA		1,982,885
CHINA— 3.2%
Consumer Discretionary — 3.2%
Alibaba Group Holding ADR *	5,469	946,739
JD.com ADR *	31,524	942,883
TOTAL CHINA		1,889,622
UNITED STATES— 88.2%
Communication Services — 8.0%
Alphabet, Cl A *	811	987,960
Charter Communications, Cl A *	2,512	968,075
Liberty Broadband, Cl C *	9,561	951,415
Netflix *	2,672	863,029
Walt Disney	7,117	1,017,802
		4,788,281
Consumer Discretionary — 6.7%
Amazon.com *	503	938,990
DR Horton	21,356	980,881
eBay	25,835	1,064,144
General Motors	25,880	1,043,999
		4,028,014
Consumer Staples — 9.5%
Conagra Brands	32,996	952,595
Constellation Brands, Cl A	4,643	913,835
Herbalife Nutrition *	21,046	863,307
Mondelez International, Cl A	18,247	976,032
Post Holdings *	8,733	936,352
Procter & Gamble	8,922	1,053,153
		5,695,274
Energy — 1.6%
Hess	14,514	941,088
Financials — 10.1%
Arch Capital Group *	27,825	1,076,549
Berkshire Hathaway, Cl B *	4,692	963,878
Citigroup	14,553	1,035,591
Franklin Resources	28,747	938,015
Investors Bancorp	87,769	997,056
JPMorgan Chase	8,669	1,005,604
		6,016,693

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Guru Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 15.4%
ABIOMED *	3,663	$1,020,365
Bausch Health *	38,041	911,843
Baxter International	12,512	1,050,633
Celgene *	10,053	923,469
Danaher	7,266	1,020,873
DaVita *	19,205	1,149,419
Incyte *	12,367	1,050,206
Neurocrine Biosciences *	12,003	1,156,969
PerkinElmer	10,919	940,344
		9,224,121
Industrials — 6.7%
Spirit Aerosystems Holdings, Cl A	11,566	888,732
United Airlines Holdings *	11,628	1,068,729
United Technologies	7,099	948,426
XPO Logistics *	15,972	1,077,791
		3,983,678
Information Technology — 16.7%
Adobe *	3,386	1,011,940
Apple	5,052	1,076,278
DXC Technology	16,705	931,638
Micron Technology *	25,738	1,155,378
Microsoft	7,448	1,014,939
Palo Alto Networks *	4,271	967,552
salesforce.com *	6,059	936,116
Symantec	48,855	1,053,314
Visa, Cl A	5,824	1,036,672
VMware, Cl A	4,672	815,217
		9,999,044
Materials — 8.7%
Air Products & Chemicals	4,602	1,050,498
Berry Global Group *	19,677	886,449
Celanese, Cl A	9,468	1,062,026
Corteva	10,227	301,696
DuPont de Nemours	10,390	749,742
Sherwin-Williams	2,216	1,136,897
		5,187,308
Real Estate — 1.7%
American Tower, Cl A ‡	4,767	1,008,792
Utilities — 3.1%
FirstEnergy	22,775	1,001,417
Vistra Energy	39,076	838,571
		1,839,988

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Guru Index ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$52,712,281
TOTAL COMMON STOCK
(Cost $50,213,179)		56,584,788

MASTER LIMITED PARTNERSHIP — 1.7%
Energy — 1.7%
Enterprise Products Partners
(Cost $837,982)	33,214	1,000,074
TOTAL INVESTMENTS — 96.4%
(Cost $51,051,161)		$57,584,862

Percentages are based on Net Assets of $59,764,444.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — 99.6%
UNITED KINGDOM— 0.6%
Materials — 0.6%
Linde	2,962	$566,571
UNITED STATES— 99.0%
Communication Services — 4.2%
Activision Blizzard	4,977	242,579
Alphabet, Cl A *	150	182,730
AT&T	8,322	283,364
CBS, Cl B	1,105	56,919
CenturyLink	4,459	53,910
Charter Communications, Cl A *	933	359,559
Comcast, Cl A	10,341	446,421
Electronic Arts *	3,157	292,023
Facebook, Cl A *	474	92,065
IAC *	1,983	474,036
Sirius XM Holdings	12,914	80,842
T-Mobile US *	6,061	483,243
Verizon Communications	6,108	337,589
Viacom, Cl B	11,468	348,054
Walt Disney	3,338	477,367
		4,210,701
Consumer Discretionary — 12.4%
Advance Auto Parts	1,931	290,886
Amazon.com *	103	192,278
AutoZone *	342	384,080
Best Buy	4,183	320,125
BorgWarner	3,338	126,177
Burlington Stores *	323	58,382
Carnival	3,691	174,326
Chipotle Mexican Grill, Cl A *	417	331,736
Darden Restaurants	3,106	377,565
Dollar General	2,350	314,947
Dollar Tree *	2,358	239,927
Domino's Pizza	186	45,483
DR Horton	7,177	329,640
eBay	7,810	321,694
Expedia Group	721	95,706
Ford Motor	17,370	165,536
General Motors	4,970	200,490
Genuine Parts	2,559	248,530
Hasbro	2,798	339,005
Home Depot	1,400	299,166
Kohl's	4,515	243,178

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lear	1,035	$131,217
Lennar, Cl A	5,161	245,509
LKQ *	5,316	143,160
Lowe's	2,151	218,111
Lululemon Athletica *	1,498	286,253
Macy's	6,170	140,244
McDonald's	2,339	492,874
MGM Resorts International	8,598	258,112
Mohawk Industries *	1,227	152,995
NIKE, Cl B	7,556	650,043
Norwegian Cruise Line Holdings *	2,521	124,638
NVR *	40	133,765
O'Reilly Automotive *	457	174,007
PVH	1,782	158,455
Ross Stores	2,756	292,219
Royal Caribbean Cruises	1,306	151,940
Starbucks	3,231	305,943
Tapestry	6,887	213,015
Target	6,803	587,779
Tiffany	2,260	212,259
TJX	9,169	500,261
Tractor Supply	2,042	222,190
Ulta Beauty *	1,181	412,464
VF	4,819	421,132
Whirlpool	1,132	164,683
Wynn Resorts	1,243	161,677
Yum! Brands	2,557	287,714
		12,341,516
Consumer Staples — 7.3%
Archer-Daniels-Midland	5,324	218,710
Brown-Forman, Cl B	3,443	188,711
Bunge	4,177	244,062
Church & Dwight	3,530	266,303
Clorox	1,981	322,111
Coca-Cola	5,907	310,885
Colgate-Palmolive	3,068	220,098
Conagra Brands	7,850	226,629
Constellation Brands, Cl A	845	166,313
Costco Wholesale	1,238	341,230
Estee Lauder, Cl A	2,573	473,921
Hershey	2,409	365,542
Hormel Foods	7,498	307,343
JM Smucker	3,161	351,472
Kellogg	1,053	61,306

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kimberly-Clark	1,955	$265,196
Kraft Heinz	5,016	160,562
Kroger	6,084	128,737
McCormick	1,839	291,555
Molson Coors Brewing, Cl B	2,125	114,729
Mondelez International, Cl A	5,880	314,521
PepsiCo	1,851	236,576
Procter & Gamble	2,169	256,029
Sysco	5,595	383,649
Tyson Foods, Cl A	3,856	306,552
Walgreens Boots Alliance	2,239	122,003
Walmart	5,892	650,359
		7,295,104
Energy — 4.5%
Anadarko Petroleum	6,101	449,400
Apache	8,170	199,511
Cabot Oil & Gas	5,783	110,802
Chevron	2,240	275,766
Concho Resources	1,819	177,680
ConocoPhillips	3,132	185,039
Devon Energy	5,310	143,370
EOG Resources	1,867	160,282
Exxon Mobil	2,735	203,375
Hess	5,864	380,222
HollyFrontier	1,289	64,153
Kinder Morgan	19,012	392,027
Marathon Oil	18,371	258,480
National Oilwell Varco	8,027	191,203
Noble Energy	11,011	243,123
Occidental Petroleum	5,069	260,344
Phillips 66	3,530	362,037
Targa Resources	3,432	133,539
Valero Energy	2,302	196,245
Williams	2,865	70,594
		4,457,192
Financials — 13.0%
Aflac	5,848	307,839
Alleghany *	368	252,349
Allstate	1,806	193,964
Ally Financial	7,482	246,233
American Express	1,770	220,135
American International Group	3,415	191,206
Annaly Capital Management ‡	32,905	314,243

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon	1,161	$219,719
Arch Capital Group *	11,046	427,370
Arthur J Gallagher	2,900	262,247
Bank of America	19,921	611,176
Bank of New York Mellon	1,759	82,532
BB&T	2,906	149,746
Berkshire Hathaway, Cl B *	1,455	298,901
Capital One Financial	853	78,834
Chubb	2,360	360,702
Cincinnati Financial	3,236	347,320
Citigroup	1,177	83,755
Citizens Financial Group	3,362	125,268
CME Group, Cl A	4,312	838,339
Comerica	1,235	90,402
Everest Re Group	919	226,662
FactSet Research Systems	662	183,573
Fidelity National Financial	6,189	265,384
Fifth Third Bancorp	9,890	293,634
Franklin Resources	3,636	118,643
Goldman Sachs Group	435	95,756
Hartford Financial Services Group	6,577	379,033
Intercontinental Exchange	6,172	542,272
JPMorgan Chase	4,310	499,960
KeyCorp	3,223	59,207
Lincoln National	1,871	122,251
Loews	3,680	197,027
M&T Bank	1,040	170,820
Markel *	197	219,444
Marsh & McLennan	2,269	224,177
MetLife	1,577	77,935
Morgan Stanley	2,058	91,704
MSCI, Cl A	1,436	326,317
Nasdaq	1,387	133,665
PNC Financial Services Group	1,784	254,934
Principal Financial Group	1,114	64,657
Prudential Financial	2,153	218,120
Raymond James Financial	666	53,726
Regions Financial	18,508	294,832
S&P Global	1,246	305,208
State Street	1,947	113,101
SunTrust Banks	3,113	207,326
Torchmark	1,957	178,713
Travelers	2,056	301,451
Unum Group	4,550	145,373

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
US Bancorp	5,719	$326,841
Wells Fargo	4,230	204,774
Willis Towers Watson	1,562	304,934
Zions Bancorp	2,294	103,391
		13,007,125
Health Care — 9.7%
Abbott Laboratories	3,700	322,270
Agilent Technologies	4,413	306,306
Alexion Pharmaceuticals *	1,594	180,584
Allergan	677	108,659
Anthem	1,350	397,723
Baxter International	3,714	311,865
Boston Scientific *	5,160	219,094
Bristol-Myers Squibb	2,305	102,365
Centene *	1,436	74,801
Cerner	909	65,130
Cooper	1,464	493,954
Danaher	2,238	314,439
DENTSPLY SIRONA	3,606	196,347
Edwards Lifesciences *	1,325	282,026
Elanco Animal Health *	3,882	127,951
Eli Lilly	1,797	195,783
Gilead Sciences	1,868	122,391
HCA Healthcare	1,755	234,310
Henry Schein *	3,179	211,531
Hologic *	6,623	339,429
Humana	300	89,025
IDEXX Laboratories *	1,329	374,844
IQVIA Holdings *	2,449	389,807
Johnson & Johnson	1,633	212,649
Laboratory Corp of America Holdings *	1,969	329,847
Medtronic	1,698	173,094
Merck	2,689	223,160
Mettler-Toledo International *	336	254,268
Mylan *	2,809	58,708
Perrigo	3,387	182,932
Pfizer	7,231	280,852
Quest Diagnostics	2,219	226,516
ResMed	475	61,132
STERIS	1,901	282,983
Stryker	1,106	232,017
Thermo Fisher Scientific	1,053	292,397
UnitedHealth Group	312	77,691
Universal Health Services, Cl B	2,666	402,193

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Varian Medical Systems *	1,436	$168,543
Veeva Systems, Cl A *	741	122,932
Waters *	271	57,062
WellCare Health Plans *	1,024	294,144
Zimmer Biomet Holdings	648	87,564
Zoetis, Cl A	2,008	230,699
		9,712,017
Industrials — 10.1%
3M	425	74,256
AMETEK	1,710	153,233
Arconic	5,924	148,337
CH Robinson Worldwide	1,020	85,405
Cintas	1,171	304,975
Copart *	1,104	85,593
CoStar Group *	960	590,784
CSX	1,847	130,029
Cummins	2,295	376,380
Delta Air Lines	5,339	325,893
Dover	3,200	309,920
Eaton	2,544	209,091
Emerson Electric	2,041	132,420
Expeditors International of Washington	1,516	115,747
Fastenal	6,048	186,279
FedEx	467	79,637
Fortive	4,284	325,798
Fortune Brands Home & Security	1,252	68,785
Honeywell International	1,326	228,682
Huntington Ingalls Industries	561	128,076
IDEX	699	117,586
IHS Markit *	6,159	396,763
Illinois Tool Works	947	146,056
Ingersoll-Rand	2,524	312,118
Jacobs Engineering Group	4,138	341,426
JB Hunt Transport Services	1,379	141,168
Johnson Controls International	6,790	288,167
Kansas City Southern	2,369	293,140
L3Harris Technologies *	1,925	399,630
Masco	1,618	65,966
Nielsen Holdings	3,489	80,805
Norfolk Southern	1,474	281,711
Raytheon	1,151	209,816
Republic Services, Cl A	4,002	354,778
Rockwell Automation	373	59,971
Roper Technologies	912	331,649

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Snap-On	1,359	$207,397
Southwest Airlines	2,238	115,324
Stanley Black & Decker	824	121,614
Textron	3,750	184,875
Union Pacific	1,360	244,732
United Technologies	2,234	298,462
Verisk Analytics, Cl A	2,028	307,688
Waste Management	2,040	238,680
WW Grainger	409	119,031
Xylem	4,166	334,488
		10,052,361
Information Technology — 16.1%
Accenture, Cl A	1,180	227,244
Adobe *	1,325	395,989
Advanced Micro Devices *	6,509	198,199
Akamai Technologies *	3,153	277,874
Amdocs	3,106	198,753
Amphenol, Cl A	1,750	163,310
Analog Devices	3,702	434,837
ANSYS *	1,738	353,023
Apple	702	149,554
Applied Materials	3,186	157,293
Arista Networks *	599	163,796
Autodesk *	1,899	296,567
Automatic Data Processing	803	133,716
Broadcom	2,153	624,348
Broadridge Financial Solutions	1,313	166,909
Cadence Design Systems *	4,950	365,854
CDW	2,313	273,304
Check Point Software Technologies *	4,207	470,974
Cisco Systems	5,379	297,997
Citrix Systems	1,221	115,067
Cognizant Technology Solutions, Cl A	3,925	255,674
Corning	6,228	191,511
DXC Technology	4,400	245,388
F5 Networks *	1,784	261,748
Fidelity National Information Services	1,830	243,847
Fiserv *	2,816	296,891
Fortinet *	2,317	186,078
Gartner *	1,349	187,956
GoDaddy, Cl A *	1,564	114,766
Hewlett Packard Enterprise	10,645	152,969
Intel	3,157	159,586
International Business Machines	1,430	211,983

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	807	$223,789
Juniper Networks	7,129	192,626
Keysight Technologies *	2,789	249,671
KLA	1,668	227,382
Lam Research	501	104,514
Marvell Technology Group	9,372	246,109
Mastercard, Cl A	817	222,445
Maxim Integrated Products	2,904	171,888
Microchip Technology	1,805	170,428
Micron Technology *	4,319	193,880
Microsoft	1,695	230,978
Motorola Solutions	2,159	358,308
NetApp	1,283	75,043
Okta, Cl A *	1,366	178,714
Paychex	2,500	207,625
Paycom Software *	784	188,748
Qorvo *	3,006	220,310
QUALCOMM	5,556	406,477
salesforce.com *	1,285	198,533
Seagate Technology	2,063	95,537
ServiceNow *	1,273	353,117
Skyworks Solutions	3,859	329,095
Splunk *	1,991	269,402
SS&C Technologies Holdings	927	44,450
Symantec	7,886	170,022
Synopsys *	2,803	372,126
TE Connectivity	1,817	167,891
Texas Instruments	2,008	251,020
Total System Services	2,908	394,674
Twilio, Cl A *	1,993	277,246
VeriSign *	1,921	405,504
Visa, Cl A	1,342	238,876
VMware, Cl A	893	155,820
Western Digital	3,764	202,842
Western Union	3,148	66,108
Xilinx	2,435	278,101
		16,112,304
Materials — 2.9%
Air Products & Chemicals	1,862	425,039
Albemarle	1,454	106,084
Ball	4,062	290,352
Celanese, Cl A	915	102,636
DuPont de Nemours	1,444	104,199
Eastman Chemical	2,428	182,950

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ecolab	1,198	$241,672
Freeport-McMoRan Copper & Gold	12,049	133,262
International Flavors & Fragrances	1,201	172,932
International Paper	2,630	115,483
Mosaic	3,242	81,666
Newmont Goldcorp	5,768	210,647
Nucor	2,620	142,476
Packaging Corp of America	620	62,601
PPG Industries	3,551	416,852
Westrock	2,901	104,581
		2,893,432
Real Estate — 5.4%
Alexandria Real Estate Equities ‡	1,680	245,885
AvalonBay Communities ‡	1,109	231,548
Boston Properties ‡	994	132,152
CBRE Group, Cl A *	3,587	190,147
Duke Realty ‡	8,003	266,740
Equity Residential ‡	2,902	228,939
Essex Property Trust ‡	1,634	493,828
Federal Realty Investment Trust ‡	1,011	133,462
HCP ‡	8,737	278,972
Host Hotels & Resorts ‡	7,220	125,556
Mid-America Apartment Communities ‡	2,066	243,457
ProLogis ‡	3,946	318,087
Public Storage ‡	1,917	465,371
Realty Income ‡	4,138	286,391
Regency Centers ‡	4,250	283,475
SL Green Realty ‡	1,780	144,322
Sun Communities ‡	1,568	208,246
UDR ‡	4,734	218,048
Ventas ‡	3,666	246,685
Vornado Realty Trust ‡	877	56,409
Welltower ‡	3,929	326,579
WP Carey ‡	3,768	326,083
		5,450,382
Utilities — 13.4%
Alliant Energy	4,835	239,526
Ameren	9,183	695,061
American Electric Power	7,238	635,569
American Water Works	2,126	244,023
Atmos Energy	3,532	385,129
CenterPoint Energy	13,757	399,091
CMS Energy	10,137	590,176

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Consolidated Edison	4,384	$372,465
Dominion Energy	12,626	937,985
DTE Energy	3,699	470,180
Duke Energy	12,411	1,076,282
Edison International	4,511	336,250
Entergy	7,026	742,086
Evergy	6,824	412,784
Eversource Energy	4,120	312,543
Exelon	11,420	514,585
FirstEnergy	14,850	652,954
NextEra Energy	2,170	449,559
NiSource	11,407	338,674
Pinnacle West Capital	4,137	377,377
PPL	14,987	444,065
Public Service Enterprise Group	6,093	348,215
Sempra Energy	2,533	343,044
Southern	16,123	906,113
WEC Energy Group	7,237	618,474
Xcel Energy	8,771	522,839
		13,365,049
TOTAL UNITED STATES		98,897,183
TOTAL COMMON STOCK
(Cost $89,206,910)		99,463,754
TOTAL INVESTMENTS — 99.6%
(Cost $89,206,910)		$99,463,754

Percentages are based on Net Assets of $99,842,428.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — 98.3%
AUSTRIA— 1.4%
Energy — 0.1%
OMV	83	$4,187
Financials — 0.5%
Erste Group Bank	554	20,011
Raiffeisen Bank International	237	5,599
		25,610
Industrials — 0.2%
ANDRITZ	227	8,179
Materials — 0.3%
voestalpine	169	4,523
Wienerberger	323	7,444
		11,967
Real Estate — 0.3%
IMMOFINANZ	392	10,553
Verbund	92	5,183
		15,736
TOTAL AUSTRIA		65,679
BELGIUM— 2.5%
Communication Services — 0.3%
Proximus	433	12,443
Consumer Discretionary — 0.5%
Ageas	427	23,139
Consumer Staples — 0.2%
Colruyt	215	11,292
Financials — 0.5%
Ackermans & van Haaren	58	8,511
Groupe Bruxelles Lambert	103	9,803
Sofina	31	6,047
		24,361
Health Care — 0.5%
UCB	323	25,396
Materials — 0.2%
Solvay	110	11,373
Real Estate — 0.3%
Cofinimmo ‡	69	9,173
Warehouses De Pauw CVA ‡	22	3,699
		12,872
TOTAL BELGIUM		120,876

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
DENMARK— 3.3%
Consumer Staples — 0.4%
Carlsberg, Cl B	68	$9,344
Royal Unibrew	140	10,508
		19,852
Financials — 0.5%
Danske Bank	622	9,298
Jyske Bank	273	8,764
Tryg	202	6,211
		24,273
Health Care — 1.1%
Coloplast, Cl B	214	25,150
Demant *	87	2,586
Genmab *	24	4,480
GN Store Nord	177	8,474
H Lundbeck	114	4,443
Novo Nordisk, Cl B	136	6,570
		51,703
Industrials — 0.6%
A P Moller - Maersk, Cl B	11	12,446
DSV	91	8,752
ISS	325	9,176
		30,374
Information Technology — 0.1%
SimCorp	58	5,280
Materials — 0.3%
Christian Hansen Holding	111	9,772
Novozymes, Cl B	93	4,344
		14,116
Utilities — 0.3%
Orsted	164	15,068
TOTAL DENMARK		160,666
FINLAND— 3.7%
Communication Services — 0.4%
Elisa	423	20,007
Consumer Discretionary — 0.3%
Nokian Renkaat	490	14,168
Consumer Staples — 0.4%
Kesko, Cl B	307	18,745
Energy — 0.2%
Neste	291	9,717

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.1%
Sampo, Cl A	131	$5,494
Health Care — 0.2%
Orion, Cl B	293	10,116
Industrials — 0.6%
Kone, Cl B	187	10,742
Konecranes, Cl A	194	5,746
Metso	122	4,742
Valmet	339	6,647
		27,877
Information Technology — 0.7%
Nokia	4,816	26,165
Tieto	203	5,217
		31,382
Materials — 0.3%
Huhtamaki	100	3,826
Stora Enso, Cl R	459	5,333
UPM-Kymmene	179	4,873
		14,032
Utilities — 0.5%
Fortum	1,059	24,525
TOTAL FINLAND		176,063
FRANCE— 16.3%
Communication Services — 1.8%
Eutelsat Communications	768	14,810
Iliad	29	3,029
JCDecaux	159	4,624
Lagardere SCA	565	12,896
Orange	907	13,557
Publicis Groupe	199	9,906
Ubisoft Entertainment *	53	4,412
Vivendi	788	22,092
		85,326
Consumer Discretionary — 2.4%
Accor	142	6,371
Christian Dior	15	7,849
Cie Generale des Etablissements Michelin SCA, Cl B	200	22,368
Elior Group	470	6,191
EssilorLuxottica	175	23,899
Hermes International	22	15,594
Kering	10	5,227
Peugeot	762	18,122
Renault	102	5,740

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Sodexo	47	$5,424
		116,785
Consumer Staples — 1.2%
Carrefour	822	15,929
Danone	111	9,689
Pernod Ricard	142	25,147
Remy Cointreau	51	7,603
		58,368
Energy — 0.3%
Total	277	14,506
Financials — 1.7%
Amundi	35	2,432
AXA	786	20,042
BNP Paribas	90	4,226
CNP Assurances	616	12,825
Eurazeo	156	10,534
LVMH Moet Hennessy Louis Vuitton	22	9,193
SCOR	340	14,082
Societe Generale	164	4,055
Wendel	17	2,366
		79,755
Health Care — 0.7%
BioMerieux	59	5,029
Casino Guichard Perrachon	170	6,322
Ipsen	21	2,425
Sanofi	209	17,559
Sartorius Stedim Biotech	18	2,900
		34,235
Industrials — 4.0%
Aeroports de Paris	42	7,281
Air France-KLM *	832	8,730
Alstom	617	26,819
Bollore	2,380	10,313
Bouygues	277	9,986
Bureau Veritas	183	4,603
Cie de Saint-Gobain	263	10,177
Credit Agricole	867	10,407
Dassault Aviation	2	2,761
Eiffage	96	9,551
Elis	118	2,205
Getlink	453	6,582
Legrand	137	9,741
Rexel	499	5,620

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Safran	108	$15,614
Schneider Electric	131	11,388
Societe BIC	117	8,193
Teleperformance	96	20,265
Thales	37	4,204
Vinci	43	4,464
		188,904
Information Technology — 1.0%
Capgemini	76	9,752
Dassault Systemes	100	15,365
Ingenico Group	79	7,564
Natixis	760	3,082
Sopra Steria Group	42	5,453
STMicroelectronics	452	8,412
		49,628
Materials — 0.6%
Air Liquide	71	9,881
Arkema	98	8,915
L'Oreal	35	9,431
		28,227
Real Estate — 1.0%
Covivio ‡	134	13,778
Gecina ‡	81	12,500
ICADE ‡	97	8,478
Klepierre ‡	290	8,989
Nexity	68	3,290
		47,035
Utilities — 1.6%
Electricite de France	886	11,063
Engie	650	10,074
Rubis SCA	339	19,212
Suez	1,529	22,609
Veolia Environnement	581	14,781
		77,739
TOTAL FRANCE		780,508
GERMANY— 10.5%
Communication Services — 0.9%
Deutsche Telekom	912	15,110
Freenet	110	2,174
Scout24	328	18,351
Telefonica Deutschland Holding	2,863	7,271
United Internet	52	1,567
		44,473

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 1.7%
adidas	37	$11,929
Allianz	40	9,370
Bayerische Motoren Werke	190	14,138
Continental	60	8,367
Daimler	285	14,880
Fielmann	94	6,604
HUGO BOSS	63	4,009
Puma	136	9,577
		78,874
Consumer Staples — 0.4%
Beiersdorf	96	11,223
METRO	584	9,103
		20,326
Energy — 0.2%
BASF	133	8,963
Financials — 0.7%
Aareal Bank	134	3,861
Commerzbank	513	3,520
Hannover Rueck	98	15,461
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	44	10,670
		33,512
Health Care — 1.3%
Bayer	65	4,252
Carl Zeiss Meditec	54	5,979
Evotec *	97	2,780
Fresenius Medical Care & KGaA	325	22,761
Gerresheimer	63	4,973
Merck KGaA	156	16,056
Siemens Healthineers	175	7,368
		64,169
Industrials — 1.7%
Axel Springer	97	6,745
Brenntag	213	10,527
Deutsche Lufthansa	503	8,051
Deutsche Post	174	5,717
Fraport Frankfurt Airport Services Worldwide	63	5,311
GEA Group	287	7,237
HOCHTIEF	47	5,380
Knorr-Bremse	68	6,943
OSRAM Licht	246	9,422
Rheinmetall	57	6,562
Siemens	79	8,707
		80,602

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.8%
Bechtle	112	$12,582
Infineon Technologies	207	3,923
Nemetschek	72	4,084
SAP	73	9,081
Siltronic	48	3,778
Software	177	5,051
		38,499
Materials — 1.1%
Aurubis	116	5,109
Covestro	154	7,049
Evonik Industries	446	12,891
HeidelbergCement	171	12,493
K+S	117	1,919
LANXESS	96	5,787
Symrise, Cl A	101	9,406
		54,654
Real Estate — 1.2%
Aroundtown	1,330	10,709
Deutsche EuroShop	228	6,204
Deutsche Wohnen	305	11,282
LEG Immobilien	73	8,510
TAG Immobilien	387	9,204
Vonovia	217	10,694
		56,603
Utilities — 0.5%
Innogy	202	9,786
Uniper	478	14,875
		24,661
TOTAL GERMANY		505,336
IRELAND— 1.7%
Consumer Discretionary — 0.3%
Flutter Entertainment	148	11,795
Consumer Staples — 0.8%
Glanbia	797	10,471
Kerry Group, Cl A	235	27,579
		38,050
Financials — 0.2%
AIB Group	908	3,134
Bank of Ireland Group	1,318	5,870
		9,004
Industrials — 0.1%
Kingspan Group	125	6,165

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.3%
CRH	414	$13,828
TOTAL IRELAND		78,842
ITALY— 5.8%
Communication Services — 0.2%
Telecom Italia *	13,820	7,857
Consumer Discretionary — 0.2%
Fiat Chrysler Automobiles	366	4,905
Moncler	53	2,193
Pirelli & C	583	3,469
		10,567
Consumer Staples — 0.3%
Davide Campari-Milano	1,380	12,937
Energy — 0.6%
Eni	934	14,771
Saipem *	2,430	12,153
		26,924
Financials — 1.4%
BPER Banca	1,088	4,081
EXOR	99	6,940
Mediobanca Banca di Credito Finanziario	1,469	14,809
Poste Italiane	2,015	21,672
UniCredit	1,286	15,258
Unione di Banche Italiane SCpA	1,934	5,006
		67,766
Health Care — 0.2%
DiaSorin	35	4,092
Recordati	124	5,596
		9,688
Industrials — 0.6%
Interpump Group	108	3,064
Leonardo	1,200	14,750
Prysmian	477	9,915
		27,729
Information Technology — 0.3%
Assicurazioni Generali	743	13,931
Utilities — 2.0%
A2A	7,633	13,427
Enel	3,998	27,594
Hera	3,520	13,208
Italgas	420	2,674
Snam	4,911	24,272

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Terna Rete Elettrica Nazionale	2,464	$15,100
		96,275
TOTAL ITALY		273,674
LUXEMBOURG— 0.1%
Energy — 0.1%
Tenaris	458	5,806
NETHERLANDS— 6.7%
Communication Services — 0.2%
Koninklijke KPN	3,354	9,638
Consumer Discretionary — 0.1%
Takeaway.com *	60	5,424
Consumer Staples — 1.5%
Heineken	82	8,867
Koninklijke Ahold Delhaize	2,197	50,036
Unilever	194	11,303
		70,206
Energy — 0.5%
Koninklijke Vopak	189	9,385
SBM Offshore	762	15,229
		24,614
Financials — 1.2%
ABN AMRO Bank	607	12,138
ASR Nederland	310	11,746
Euronext	81	6,290
ING Groep	419	4,699
NN Group	547	20,725
		55,598
Health Care — 0.4%
Aegon	886	4,416
Koninklijke Philips	317	14,995
		19,411
Industrials — 0.9%
Aalberts	233	9,459
Boskalis Westminster	190	4,335
IMCD	112	9,964
Signify	362	9,895
Wolters Kluwer	149	10,876
		44,529
Information Technology — 0.6%
ASML Holding	39	8,806
BE Semiconductor Industries	231	6,942

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NXP Semiconductors	119	$12,303
		28,051
Materials — 1.2%
Akzo Nobel	250	23,785
ArcelorMittal	249	4,025
ASM International	176	14,505
Koninklijke DSM	110	13,815
		56,130
Real Estate — 0.1%
Unibail-Rodamco-Westfield ‡	41	5,524
TOTAL NETHERLANDS		319,125
NORWAY— 2.3%
Communication Services — 0.2%
Telenor	471	9,659
Consumer Staples — 0.7%
Mowi	760	18,440
Orkla	1,905	16,373
		34,813
Energy — 0.5%
Equinor	752	13,605
Subsea 7	597	6,492
TGS Nopec Geophysical	81	1,984
		22,081
Financials — 0.5%
DnB	508	9,183
Gjensidige Forsikring	237	4,654
Storebrand	1,268	8,660
		22,497
Materials — 0.4%
Norsk Hydro	2,556	8,850
Yara International	171	8,112
		16,962
TOTAL NORWAY		106,012
PORTUGAL— 0.9%
Consumer Staples — 0.1%
Jeronimo Martins	423	6,878
Energy — 0.3%
Galp Energia	1,042	16,341
Utilities — 0.5%
Energias de Portugal	5,341	19,749
TOTAL PORTUGAL		42,968

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
SPAIN— 3.9%
Communication Services — 0.2%
Telefonica	1,125	$8,669
Consumer Discretionary — 0.2%
Industria de Diseno Textil	373	11,226
Consumer Staples — 0.1%
Viscofan	87	4,293
Energy — 0.4%
Repsol	1,154	18,483
Financials — 0.4%
Banco Bilbao Vizcaya Argentaria	768	3,933
Banco Santander	920	3,957
Bankinter	398	2,600
Mapfre	3,273	9,085
		19,575
Industrials — 0.4%
ACS Actividades de Construccion y Servicios	89	3,627
Aena SME	28	5,116
Ferrovial	349	9,151
		17,894
Information Technology — 0.1%
Amadeus IT Group, Cl A	73	5,800
Materials — 0.1%
Acerinox	666	5,628
Real Estate — 0.4%
Inmobiliaria Colonial Socimi ‡	218	2,451
Merlin Properties Socimi ‡	1,292	17,766
		20,217
Utilities — 1.6%
Acciona	99	10,615
Enagas	535	11,720
Endesa	775	19,286
Iberdrola	1,398	13,339
Naturgy Energy Group	572	14,584
Red Electrica	261	4,969
		74,513
TOTAL SPAIN		186,298
SWEDEN— 6.9%
Communication Services — 0.5%
Tele2, Cl B	292	4,214
Telia	4,334	19,494
		23,708

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.4%
Dometic Group	991	$9,124
Hennes & Mauritz, Cl B	324	5,696
Husqvarna, Cl B	589	5,270
		20,090
Consumer Staples — 0.8%
Essity, Cl B	434	13,029
ICA Gruppen	463	20,715
Swedish Match	128	4,936
		38,680
Energy — 0.1%
Lundin Petroleum	166	5,288
Financials — 1.3%
Industrivarden, Cl C	523	11,471
Investor, Cl B	299	14,357
Kinnevik	164	4,219
L E Lundbergforetagen, Cl B	211	7,887
Nordea Bank Abp	880	5,698
Skandinaviska Enskilda Banken, Cl A	1,484	14,087
Svenska Handelsbanken, Cl A	383	3,481
		61,200
Health Care — 0.4%
Getinge, Cl B	623	9,232
Swedish Orphan Biovitrum *	418	8,157
		17,389
Industrials — 1.4%
Alfa Laval	219	4,134
Assa Abloy, Cl B	600	13,941
Atlas Copco, Cl A	162	5,015
Epiroc, Cl A	741	8,196
Nibe Industrier, Cl B	500	7,125
Securitas, Cl B	799	12,493
SKF, Cl B	249	4,124
Trelleborg, Cl B	554	7,713
Volvo, Cl B	282	4,240
		66,981
Information Technology — 0.9%
Hexagon, Cl B	515	25,232
Telefonaktiebolaget LM Ericsson, Cl B	1,869	16,580
		41,812
Materials — 0.5%
BillerudKorsnas	617	7,203
Boliden	338	7,753

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sandvik	223	$3,467
Svenska Cellulosa, Cl B	850	7,115
		25,538
Real Estate — 0.6%
Castellum	504	10,324
Fabege	748	11,660
Fastighets Balder, Cl B *	197	6,822
		28,806
TOTAL SWEDEN		329,492
SWITZERLAND— 8.2%
Communication Services — 0.4%
Sunrise Communications Group	145	10,795
Swisscom	22	10,722
		21,517
Consumer Discretionary — 0.5%
Cie Financiere Richemont	86	7,419
Dufry	69	6,108
Swatch Group	32	9,367
		22,894
Consumer Staples — 0.9%
Barry Callebaut	5	9,843
Chocoladefabriken Lindt & Spruengli	2	14,808
Nestle	187	19,966
		44,617
Financials — 2.1%
Baloise Holding	54	9,813
Cembra Money Bank	62	6,015
Credit Suisse Group	368	4,472
Helvetia Holding	110	14,078
Pargesa Holding	110	8,300
Partners Group Holding	6	4,813
Swiss Life Holding	20	9,727
Swiss Re	271	26,432
UBS Group	370	4,147
Zurich Insurance Group	30	10,500
		98,297
Health Care — 1.3%
Lonza Group	10	3,447
Novartis	113	10,439
Roche Holding	53	14,275
Sonova Holding	81	18,777
Straumann Holding	5	4,106

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Tecan Group	18	$4,600
Vifor Pharma	35	5,222
		60,866
Industrials — 1.3%
Adecco Group	84	4,621
DKSH Holding	49	2,490
dormakaba Holding	8	5,899
Flughafen Zurich	15	2,752
Geberit	21	9,747
Kuehne + Nagel International	64	9,487
OC Oerlikon	168	1,812
Schindler Holding	40	9,302
SGS	4	9,939
VAT Group	34	4,289
		60,338
Information Technology — 0.2%
Logitech International	109	4,538
Temenos	32	5,692
		10,230
Materials — 1.0%
Clariant	589	10,845
EMS-Chemie Holding	14	8,810
Givaudan	4	10,691
LafargeHolcim	186	9,197
Sika	43	6,255
		45,798
Real Estate — 0.5%
PSP Swiss Property	115	13,846
Swiss Prime Site	137	12,116
		25,962
TOTAL SWITZERLAND		390,519
UNITED KINGDOM— 24.1%
Communication Services — 1.6%
Auto Trader Group	1,606	10,654
BT Group, Cl A	3,239	7,662
Informa	2,163	23,148
Rightmove	1,865	12,067
Vodafone Group	11,555	21,234
		74,765
Consumer Discretionary — 4.9%
B&M European Value Retail	1,289	5,840
Barratt Developments	1,854	14,647

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bellway	238	$8,655
Berkeley Group Holdings	254	12,061
Burberry Group	349	9,653
Carnival	326	14,781
Compass Group	1,679	42,825
Dixons Carphone	3,574	5,232
GVC Holdings	766	5,549
Inchcape	1,009	7,716
InterContinental Hotels Group	72	5,042
JD Sports Fashion	275	2,188
Just Eat *	586	5,463
Kingfisher	5,209	14,185
Marks & Spencer Group	5,388	13,716
Merlin Entertainments	1,852	10,239
MoneySuperMarket.com	1,743	7,873
Persimmon	355	8,733
Playtech	1,095	5,950
SSP Group	1,087	9,397
Taylor Wimpey	3,245	6,429
WH Smith	285	7,391
Whitbread	103	5,704
William Hill	1,727	3,226
		232,495
Consumer Staples — 1.8%
Britvic	676	7,590
Coca-Cola European Partners	277	15,312
Coca-Cola HBC	325	11,286
Diageo	279	11,764
J Sainsbury	1,449	3,489
Tate & Lyle	2,258	20,885
Tesco	1,420	3,883
WM Morrison Supermarkets	4,915	11,714
		85,923
Energy — 1.1%
BP	2,363	15,788
Great Portland Estates ‡	1,011	8,193
Pearson	936	9,985
Royal Dutch Shell, Cl A	481	15,278
Schroders	64	2,330
Tullow Oil	1,174	2,785
		54,359
Financials — 2.6%
3i Group	817	11,129

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aviva	837	$4,162
Barclays	2,198	4,147
Close Brothers Group	245	3,993
Direct Line Insurance Group	2,869	11,326
Hargreaves Lansdown	118	3,034
HSBC Holdings	2,538	20,407
IG Group Holdings	784	5,489
Jupiter Fund Management	400	1,831
Lloyds Banking Group	6,743	4,403
Man Group	1,035	2,170
Phoenix Group Holdings	1,668	14,206
Quilter	3,256	5,769
Royal Bank of Scotland Group	1,602	4,257
RSA Insurance Group	1,189	8,162
Standard Chartered	723	5,992
Standard Life Aberdeen	2,081	7,614
TP ICAP	1,478	5,677
		123,768
Health Care — 1.1%
BTG *	1,015	10,397
GlaxoSmithKline	497	10,361
Hikma Pharmaceuticals	269	6,062
Mediclinic International	581	2,442
Smith & Nephew	780	17,755
UDG Healthcare	318	3,115
		50,132
Industrials — 5.2%
Aggreko	1,144	11,677
BAE Systems	2,271	15,255
Balfour Beatty	1,079	2,722
BBA Aviation	3,127	12,252
Bunzl	642	16,901
Cobham *	6,866	13,897
easyJet	341	4,025
Experian	433	13,255
Ferguson	152	11,472
Firstgroup *	4,863	6,836
Greene King	1,080	8,270
Hays	1,071	2,021
Howden Joinery Group	1,142	7,761
Intertek Group	125	8,736
Meggitt	2,268	16,568
National Express Group	2,123	10,907

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RELX	954	$22,819
Rentokil Initial	3,483	18,552
Rotork	566	2,138
Royal Mail	2,342	6,014
Smiths Group	429	8,625
Spirax-Sarco Engineering	122	13,437
Travis Perkins	748	12,511
		246,651
Information Technology — 1.0%
AVEVA Group	117	5,719
Electrocomponents	998	7,437
Halma	362	8,820
IMI	205	2,624
Micro Focus International	435	9,261
Sage Group	849	7,485
Spectris	267	8,324
		49,670
Materials — 2.1%
Anglo American	841	20,998
Antofagasta	828	9,522
BHP Group	642	15,598
Croda International	139	7,979
Evraz	723	5,763
Glencore	1,375	4,486
Mondi	385	8,502
Rio Tinto	301	17,315
Smurfit Kappa Group	229	7,272
Victrex	108	2,698
		100,133
Real Estate — 1.3%
British Land ‡	1,249	7,769
Capital & Counties Properties	654	1,586
Derwent London ‡	363	12,978
Hammerson ‡	1,976	5,185
Land Securities Group ‡	873	8,511
Segro ‡	987	9,236
Shaftesbury ‡	691	6,655
Tritax Big Box REIT ‡	2,150	4,028
Unite Group ‡	654	8,264
		64,212
Utilities — 1.4%
Centrica	7,132	6,644
National Grid	1,789	18,495

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Pennon Group	2,048	$17,985
SSE	1,582	21,318
United Utilities Group	469	4,529
		68,971
TOTAL UNITED KINGDOM		1,151,079
TOTAL COMMON STOCK
(Cost $5,038,585)		4,692,943

PREFERRED STOCK — 0.7%
GERMANY— 0.7%
Consumer Discretionary — 0.2%
Porsche Automobil Holding(A)	71	4,717
Volkswagen(A)	28	4,706
		9,423
Consumer Staples — 0.4%
Henkel & KGaA(A)	160	16,610
Materials — 0.1%
FUCHS PETROLUB(A)	154	5,991
TOTAL GERMANY		32,024
TOTAL PREFERRED STOCK
(Cost $35,311)		32,024
TOTAL INVESTMENTS — 99.0%
(Cost $5,073,896)		$4,724,967

Percentages are based on Net Assets of $4,773,327.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	There is currently no stated rate.

Cl — Class

REIT — Real Estate Investment Trust

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 4.1%
Dentsu	330	$11,003
Hakuhodo DY Holdings	684	10,823
KDDI	468	12,300
Konami Holdings	230	9,829
Nippon Telegraph & Telephone	582	26,384
NTT DOCOMO	535	12,885
Softbank	400	5,412
Square Enix Holdings	176	6,071
Toho	320	12,526
		107,233
Consumer Discretionary — 13.8%
Asics	480	5,190
Bandai Namco Holdings	390	21,193
Bridgestone	404	15,256
Casio Computer	1,039	11,924
Denso	250	10,679
Haseko	250	2,731
Honda Motor	312	7,789
Isetan Mitsukoshi Holdings	1,270	10,153
Isuzu Motors	1,211	13,513
J Front Retailing	862	10,202
Marui Group	140	3,046
Mazda Motor	2,416	24,009
Mitsubishi Motors	2,453	10,890
Nikon	1,090	14,837
Nissan Motor	2,914	19,076
Oriental Land	85	11,305
Pan Pacific International Holdings	266	17,051
Panasonic	1,300	11,072
Rinnai	89	6,041
Sega Sammy Holdings	1,160	15,000
Sekisui Chemical	799	11,929
Sekisui House	545	9,213
Stanley Electric	390	9,727
Sumitomo Electric Industries	641	7,994
Sumitomo Rubber Industries	1,119	12,295
Toyota Industries	167	8,721
Toyota Motor	206	13,327
USS	550	10,977
Yamada Denki	4,148	18,376
Yamaha	235	11,168
Yamaha Motor	542	9,575
		364,259

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 11.4%
Aeon	738	$12,861
Ajinomoto	551	9,931
Coca-Cola Bottlers Japan Holdings	517	12,823
Ezaki Glico	366	15,978
FamilyMart UNY Holdings	320	6,867
Kao	252	18,519
Kewpie	714	16,269
Kikkoman	100	4,582
Kirin Holdings	362	7,902
Kobayashi Pharmaceutical	129	9,267
Lawson	225	11,294
Lion	727	14,376
MEIJI Holdings	90	6,275
NH Foods	655	24,463
Nichirei	280	6,530
Nisshin Seifun Group	460	8,749
Nissin Foods Holdings	182	11,382
Pigeon	130	4,813
Seven & i Holdings	290	9,957
Shiseido	197	14,599
Suntory Beverage & Food	397	15,851
Toyo Suisan Kaisha	577	23,356
Tsuruha Holdings	77	7,893
Unicharm	300	8,560
Yakult Honsha	143	8,126
Yamazaki Baking	533	8,159
		299,382
Energy — 0.5%
Idemitsu Kosan	278	7,733
Inpex	688	6,091
		13,824
Financials — 7.2%
Aozora Bank	334	7,684
Bank of Kyoto	64	2,496
Chiba Bank	1,093	5,436
Concordia Financial Group	1,000	3,546
Daiwa Securities Group	1,804	7,834
Fukuoka Financial Group	222	4,093
Japan Post Bank	1,350	13,156
Japan Post Holdings	3,190	31,379
Mitsubishi UFJ Financial Group	900	4,345
Mitsubishi UFJ Lease & Finance	2,352	12,586
Mizuho Financial Group	7,422	10,555

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MS&AD Insurance Group Holdings	260	$8,575
Nomura Holdings	1,300	4,114
ORIX	301	4,329
Resona Holdings	900	3,684
Shinsei Bank	656	9,969
Shizuoka Bank	830	5,749
Sompo Holdings	370	15,444
Sumitomo Mitsui Financial Group	371	13,008
Sumitomo Mitsui Trust Holdings	200	6,878
Tokio Marine Holdings	270	14,416
		189,276
Health Care — 7.0%
Alfresa Holdings	475	11,554
Astellas Pharma	510	7,297
Chugai Pharmaceutical	80	5,747
Daiichi Sankyo	139	8,510
Hisamitsu Pharmaceutical	89	3,611
Hoya	170	13,160
Kyowa Kirin	597	9,914
Medipal Holdings	642	13,742
Mitsubishi Tanabe Pharma	1,283	14,617
Olympus	700	7,691
Otsuka Holdings	474	17,537
Shionogi	140	7,810
Sumitomo Dainippon Pharma	518	9,575
Suzuken	173	9,608
Taisho Pharmaceutical Holdings	156	11,969
Takeda Pharmaceutical	433	14,496
Terumo	564	16,530
		183,368
Industrials — 20.2%
AGC	225	6,942
Amada Holdings	1,377	15,320
ANA Holdings	462	15,582
Central Japan Railway	56	11,306
Dai Nippon Printing	580	12,254
Daikin Industries	64	8,008
East Japan Railway	140	12,901
Fuji Electric	379	11,746
Hankyu Hanshin Holdings	210	7,417
Hino Motors	1,243	10,040
ITOCHU	1,115	21,381
Japan Airport Terminal	176	7,343

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JTEKT	245	$2,929
Kajima	780	10,115
Kawasaki Heavy Industries	185	4,055
Keihan Holdings	179	7,303
Keio	60	3,736
Keisei Electric Railway	291	10,761
Kintetsu Group Holdings	171	8,158
Kurita Water Industries	500	12,747
Kyushu Railway	630	18,046
LIXIL Group	860	14,970
Marubeni	1,892	12,372
Mitsubishi	822	22,232
Mitsubishi Electric	639	8,431
Mitsubishi Heavy Industries	577	23,957
Mitsui	1,153	18,892
Mitsui OSK Lines	493	12,200
Nagoya Railroad	624	17,270
Nankai Electric Railway	331	7,978
Nippon Express	109	6,184
Nippon Yusen	597	10,024
NSK	899	7,676
Obayashi	1,294	12,347
Odakyu Electric Railway	160	3,593
Recruit Holdings	122	4,178
Secom	108	8,506
Shimizu	1,248	10,127
Sohgo Security Services	61	2,978
Sojitz	4,563	14,373
Sumitomo	559	8,359
Sumitomo Heavy Industries	396	12,893
THK	193	4,931
Tobu Railway	408	11,687
Tokyu	410	7,220
Toppan Printing	966	15,819
Toshiba	330	10,593
Toyota Tsusho	266	7,766
West Japan Railway	188	15,476
		531,122
Information Technology — 13.0%
Advantest	450	17,697
Alps Alpine	300	5,526
Brother Industries	739	13,238
Canon	423	11,573
Disco	40	7,453

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
FUJIFILM Holdings	541	$25,816
Fujitsu	372	29,269
Hamamatsu Photonics	492	18,420
Hirose Electric	26	2,747
Hitachi	237	8,496
Konica Minolta	2,954	24,758
Kyocera	195	12,015
NEC	753	31,070
Nomura Research Institute	405	7,233
NTT Data	600	7,930
Obic	30	3,225
Omron	80	3,861
Otsuka	338	13,464
Renesas Electronics *	2,400	14,346
Ricoh	2,836	26,172
Rohm	151	10,667
Seiko Epson	1,073	15,911
Shimadzu	316	7,678
Trend Micro	367	16,106
Yokogawa Electric	470	8,497
		343,168
Materials — 8.0%
Air Water	232	3,818
Asahi Kasei	1,336	13,695
Daicel	1,503	12,819
DIC	270	7,348
JFE Holdings	559	7,452
JSR	542	9,030
Kaneka	240	8,985
Kobe Steel	838	5,434
Kuraray	924	11,029
Mitsubishi Chemical Holdings	622	4,449
Mitsubishi Gas Chemical	718	9,642
Mitsubishi Materials	529	14,641
Mitsui Chemicals	510	11,781
Nippon Steel	212	3,352
Nissan Chemical	160	7,051
Oji Holdings	3,469	18,084
Sumitomo Chemical	876	4,034
Taiheiyo Cement	227	6,429
Teijin	590	10,276
Toray Industries	1,970	13,661
Tosoh	1,129	15,942

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Toyo Seikan Group Holdings	719	$12,642
		211,594
Real Estate — 7.9%
Advance Residence Investment ‡	4	12,434
Daiwa House REIT Investment, Cl A ‡	7	17,182
GLP J-Reit ‡	5	5,591
Japan Hotel REIT Investment, Cl A ‡	19	15,889
Japan Prime Realty Investment ‡	5	22,173
Japan Real Estate Investment ‡	2	12,544
Japan Retail Fund Investment ‡	13	26,197
Nippon Building Fund ‡	3	21,110
Nippon Prologis REIT ‡	5	12,052
Nomura Real Estate Master Fund ‡	6	9,555
Orix JREIT ‡	11	21,407
Tokyo Tatemono	700	8,233
Tokyu Fudosan Holdings	500	2,915
United Urban Investment ‡	12	20,347
		207,629
Utilities — 6.6%
Chubu Electric Power	1,055	14,954
Chugoku Electric Power	2,162	27,061
Electric Power Development	491	11,066
Kansai Electric Power	890	11,033
Kyushu Electric Power	2,252	22,463
Osaka Gas	455	8,398
Toho Gas	635	24,300
Tohoku Electric Power	1,595	16,027
Tokyo Electric Power Holdings *	2,797	13,525
Tokyo Gas	959	24,038
		172,865
TOTAL COMMON STOCK
(Cost $2,852,263)		2,623,720
TOTAL INVESTMENTS — 99.7%
(Cost $2,852,263)		$2,623,720

Percentages are based on Net Assets of $2,632,004.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

REIT — Real Estate Investment Trust

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Japan ETF

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 41.7%
Communication Services — 1.0%
Telstra	9,148	$25,032
Consumer Discretionary — 3.1%
Crown Resorts	3,322	27,156
Star Entertainment Grp	6,231	17,780
TABCORP Holdings	4,013	12,419
Wesfarmers	698	18,854
		76,209
Consumer Staples — 2.6%
Coca-Cola Amatil	5,175	37,880
Coles Group *	531	5,197
Woolworths Group	816	20,034
		63,111
Energy — 3.5%
Caltex Australia	1,001	18,601
Origin Energy	1,118	6,118
Santos	5,375	26,785
Woodside Petroleum	914	21,860
WorleyParsons	1,194	13,291
		86,655
Financials — 4.3%
Bank of Queensland	935	6,013
Bendigo and Adelaide Bank	809	6,407
CIMIC Group	543	13,732
Insurance Australia Group	2,756	16,393
Macquarie Group	118	10,475
Medibank Pvt	2,472	6,151
National Australia Bank	434	8,528
QBE Insurance Group	2,372	20,421
Suncorp Group	1,897	17,664
		105,784
Health Care — 2.1%
Ansell	1,247	23,980
CSL	62	9,812
Sonic Healthcare	955	18,457
		52,249
Industrials — 4.8%
ALS	2,835	14,109
Aurizon Holdings	9,902	39,312
Brambles	3,698	33,441
Qube Holdings	8,219	17,901
SEEK	416	5,995

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Transurban Group	604	$6,474
		117,232
Information Technology — 2.3%
Computershare	2,774	30,285
Link Administration Holdings	1,290	4,526
Xero *	486	21,747
		56,558
Materials — 8.7%
BHP Group	681	19,132
BlueScope Steel	1,781	16,069
Boral	3,069	10,915
Fortescue Metals Group	4,201	24,119
Iluka Resources	918	6,087
Incitec Pivot	12,922	30,995
Newcrest Mining	1,352	33,155
Orica	2,355	35,417
Orora	7,219	16,818
Rio Tinto	178	12,134
South32	4,839	10,473
		215,314
Real Estate — 5.4%
Dexus ‡	2,356	21,305
Goodman Group ‡	2,129	21,732
GPT Group ‡	6,398	27,386
Lendlease Group	555	5,566
Mirvac Group ‡	6,669	14,801
Scentre Group ‡	6,593	18,131
Vicinity Centres ‡	13,184	23,717
		132,638
Utilities — 3.9%
AGL Energy	1,042	15,061
APA Group	2,669	20,309
AusNet Services	21,649	26,486
Spark Infrastructure Group	21,494	35,111
		96,967
TOTAL AUSTRALIA		1,027,749
HONG KONG— 25.5%
Communication Services — 1.1%
PCCW	48,945	27,949
Consumer Discretionary — 1.5%
Samsonite International	5,400	10,679

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yue Yuen Industrial Holdings	9,871	$27,679
		38,358
Consumer Staples — 1.1%
Vitasoy International Holdings	1,700	8,046
WH Group	20,000	19,699
		27,745
Industrials — 3.2%
CK Hutchison Holdings	1,928	18,140
MTR	2,400	15,805
NWS Holdings	17,497	32,634
Techtronic Industries	1,500	11,277
		77,856
Information Technology — 0.6%
ASM Pacific Technology	1,200	14,142
Hanergy Thin Film Power Group *(A)(B)(C)	29,000	14
		14,156
Real Estate — 11.9%
CK Asset Holdings	1,143	8,666
Hang Lung Group	8,497	21,927
Hang Lung Properties	6,583	15,575
Henderson Land Development	1,124	5,851
Hysan Development	5,985	28,633
Link REIT ‡	4,635	54,119
New World Development	8,273	11,731
Sino Land	11,498	18,743
Sun Hung Kai Properties	788	12,774
Swire Pacific, Cl A	3,046	34,904
Swire Properties	9,904	35,996
Wharf Holdings	7,530	18,412
Wharf Real Estate Investment	1,570	9,968
Wheelock	2,591	16,417
		293,716
Utilities — 6.1%
CLP Holdings	5,657	61,608
Hong Kong & China Gas	21,324	47,236
Power Assets Holdings	5,716	41,001
		149,845
TOTAL HONG KONG		629,625
NEW ZEALAND— 6.9%
Communication Services — 1.8%
Spark New Zealand	16,603	43,613

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.7%
Fisher & Paykel Healthcare	1,664	$18,121
Materials — 1.0%
Fletcher Building	7,291	23,868
Utilities — 3.4%
Contact Energy	9,168	47,137
Meridian Energy	12,008	37,288
		84,425
TOTAL NEW ZEALAND		170,027
SINGAPORE— 25.7%
Communication Services — 1.5%
Singapore Press Holdings	13,073	21,111
Singapore Telecommunications	6,300	15,329
		36,440
Consumer Discretionary — 0.7%
Genting Singapore	25,035	16,830
Consumer Staples — 4.2%
Dairy Farm International Holdings	2,527	18,953
Thai Beverage	31,005	18,917
Wilmar International	22,533	65,695
		103,565
Financials — 2.7%
City Developments	2,000	14,191
Oversea-Chinese Banking	863	7,277
Singapore Exchange	6,410	37,096
United Overseas Bank	380	7,330
		65,894
Industrials — 7.3%
ComfortDelGro	19,190	38,000
Jardine Matheson Holdings	425	25,878
Jardine Strategic Holdings	589	20,321
Keppel	3,282	15,348
SATS	5,218	18,378
Singapore Airlines	3,912	27,642
Singapore Technologies Engineering	11,215	34,746
		180,313
Information Technology — 1.0%
Venture	2,267	25,742
Real Estate — 8.3%
Ascendas Real Estate Investment Trust ‡	11,978	26,782
CapitaLand	8,158	21,579
CapitaLand Commercial Trust ‡	29,775	44,818

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CapitaLand Mall Trust ‡	16,233	$31,077
Hongkong Land Holdings	3,100	18,972
Mapletree Commercial Trust ‡	16,003	24,205
Suntec Real Estate Investment Trust ‡	22,541	31,459
UOL Group	1,164	6,251
		205,143
TOTAL SINGAPORE		633,927
TOTAL COMMON STOCK
(Cost $2,407,355)		2,461,328
TOTAL INVESTMENTS — 99.8%
(Cost $2,407,355)		$2,461,328

Percentages are based on Net Assets of $2,467,007.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2019 was $14 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2019, was $14 and represents 0.0% of net assets.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,461,314	$—	$14	$2,461,328
Total Investments in Securities	$2,461,314	$—	$14	$2,461,328

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED KINGDOM— 0.5%
Materials — 0.5%
Linde	6,017	$1,150,931
UNITED STATES— 99.4%
Communication Services — 10.4%
Activision Blizzard	8,532	415,850
Alphabet, Cl A *	3,275	3,989,605
Alphabet, Cl C *	3,368	4,097,779
AT&T	79,680	2,713,104
CBS, Cl B	3,891	200,425
CenturyLink	10,823	130,850
Charter Communications, Cl A *	1,896	730,680
Comcast, Cl A	49,392	2,132,253
Discovery, Cl A *	1,727	52,345
Discovery, Cl C *	3,813	107,679
DISH Network, Cl A *	2,594	87,833
Electronic Arts *	3,254	300,995
Facebook, Cl A *	26,114	5,072,123
Fox, Cl A	3,847	143,570
Fox, Cl B	1,762	65,546
Interpublic Group	4,391	100,642
Netflix *	4,771	1,540,985
News, Cl A	4,291	56,470
News, Cl B	1,322	17,794
Omnicom Group	2,577	206,727
Take-Two Interactive Software *	1,255	153,763
TripAdvisor *	1,213	53,554
Twitter *	8,194	346,688
Verizon Communications	45,201	2,498,259
Viacom, Cl B	3,933	119,367
Walt Disney	19,127	2,735,351
		28,070,237
Consumer Discretionary — 10.2%
Advance Auto Parts	782	117,800
Amazon.com *	4,561	8,514,384
Aptiv	2,991	262,161
AutoZone *	289	324,559
Best Buy	2,552	195,305
Booking Holdings *	469	884,820
BorgWarner	2,280	86,184
Capri Holdings *	1,782	63,421
CarMax *	2,025	177,714
Carnival	4,571	215,888
Chipotle Mexican Grill, Cl A *	268	213,202

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Darden Restaurants	1,386	$168,482
Dollar General	2,914	390,534
Dollar Tree *	2,685	273,199
DR Horton	3,818	175,361
eBay	9,416	387,845
Expedia Group	1,441	191,278
Foot Locker	1,390	57,073
Ford Motor	44,106	420,330
Gap	2,456	47,892
Garmin	1,309	102,874
General Motors	14,413	581,421
Genuine Parts	1,662	161,414
H&R Block	2,361	65,376
Hanesbrands	4,176	67,192
Harley-Davidson	1,917	68,590
Hasbro	1,309	158,598
Hilton Worldwide Holdings	3,261	314,850
Home Depot	12,080	2,581,376
Kohl's	1,920	103,411
L Brands	2,674	69,390
Leggett & Platt	1,496	59,795
Lennar, Cl A	3,162	150,416
LKQ *	3,496	94,147
Lowe's	8,811	893,435
Macy's	3,478	79,055
Marriott International, Cl A	3,094	430,252
McDonald's	8,442	1,778,898
Mohawk Industries *	752	93,767
NIKE, Cl B	13,873	1,193,494
Nordstrom	1,289	42,679
Norwegian Cruise Line Holdings *	2,398	118,557
O'Reilly Automotive *	861	327,834
PulteGroup	3,168	99,824
PVH	936	83,229
Ralph Lauren, Cl A	624	65,040
Ross Stores	4,064	430,906
Royal Caribbean Cruises	1,951	226,979
Starbucks	13,203	1,250,192
Tapestry	3,195	98,821
Target	5,843	504,835
Tiffany	1,231	115,616
TJX	13,611	742,616
Tractor Supply	1,404	152,769
Ulta Beauty *	626	218,631

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Under Armour, Cl A *	2,108	$48,632
Under Armour, Cl C *	2,110	42,917
VF	3,676	321,246
Whirlpool	687	99,945
Wynn Resorts	1,150	149,581
Yum! Brands	3,493	393,032
		27,749,064
Consumer Staples — 7.1%
Altria Group	44,661	2,102,193
Brown-Forman, Cl B	3,864	211,786
Campbell Soup	4,462	184,459
Clorox	3,002	488,125
Coca-Cola	91,953	4,839,487
Conagra Brands	11,331	327,126
Constellation Brands, Cl A	3,905	768,582
Coty, Cl A	6,178	67,402
Estee Lauder, Cl A	5,129	944,710
General Mills	14,001	743,593
Hormel Foods	6,360	260,696
JM Smucker	2,653	294,987
Kellogg	5,865	341,460
Kimberly-Clark	8,089	1,097,273
Kraft Heinz	14,567	466,290
Kroger	18,691	395,502
Lamb Weston Holdings	3,413	229,081
McCormick	2,867	454,534
Molson Coors Brewing, Cl B	4,379	236,422
Mondelez International, Cl A	33,958	1,816,414
Monster Beverage *	9,172	591,319
Sysco	11,091	760,510
Tyson Foods, Cl A	6,919	550,061
Walgreens Boots Alliance	18,828	1,025,937
		19,197,949
Energy — 4.9%
Anadarko Petroleum	5,727	421,851
Apache	4,273	104,347
Baker Hughes a GE, Cl A	5,532	140,457
Cabot Oil & Gas	5,065	97,045
Chevron	20,787	2,559,088
Cimarex Energy	1,076	54,521
Concho Resources	2,208	215,677
ConocoPhillips	12,380	731,410
Devon Energy	4,703	126,981

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Diamondback Energy	1,662	$171,901
EOG Resources	6,326	543,087
Exxon Mobil	46,360	3,447,331
Halliburton	9,793	225,239
Helmerich & Payne	1,246	61,901
Hess	2,922	189,462
HollyFrontier	1,835	91,328
Kinder Morgan	21,526	443,866
Marathon Oil	9,441	132,835
Marathon Petroleum	7,331	413,395
National Oilwell Varco	4,281	101,973
Noble Energy	5,630	124,310
Occidental Petroleum	8,165	419,354
ONEOK	4,468	313,117
Phillips 66	4,569	468,597
Pioneer Natural Resources	1,918	264,761
Schlumberger	15,115	604,147
TechnipFMC	5,018	138,196
Valero Energy	4,546	387,547
Williams	13,549	333,847
		13,327,571
Financials — 13.2%
Affiliated Managers Group	624	53,533
Aflac	8,161	429,595
Allstate	3,607	387,392
American Express	7,549	938,869
American International Group	9,462	529,777
Ameriprise Financial	1,572	228,742
Aon	2,617	495,267
Arthur J Gallagher	1,998	180,679
Assurant	635	71,984
Bank of America	96,230	2,952,336
Bank of New York Mellon	9,574	449,212
BB&T	8,586	442,437
Berkshire Hathaway, Cl B *	21,276	4,370,728
BlackRock, Cl A	1,327	620,611
Capital One Financial	5,164	477,257
Cboe Global Markets	1,261	137,840
Charles Schwab	12,932	558,921
Chubb	5,004	764,811
Cincinnati Financial	1,685	180,851
Citigroup	25,089	1,785,333
Citizens Financial Group	5,230	194,870
CME Group, Cl A	3,897	757,655

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Comerica	1,709	$125,099
Discover Financial Services	3,558	319,295
E*TRADE Financial	2,643	128,952
Everest Re Group	457	112,714
Fifth Third Bancorp	7,542	223,922
First Republic Bank	1,778	176,662
Franklin Resources	3,403	111,040
Goldman Sachs Group	3,734	821,966
Hartford Financial Services Group	3,885	223,893
Huntington Bancshares	12,049	171,698
Intercontinental Exchange	6,191	543,941
Invesco	4,583	87,948
Jefferies Financial Group	3,420	72,949
JPMorgan Chase	35,358	4,101,529
KeyCorp	11,234	206,369
Lincoln National	2,338	152,765
Loews	3,062	163,939
M&T Bank	1,499	246,211
Marsh & McLennan	5,505	543,894
MetLife	10,419	514,907
Moody's	1,872	401,244
Morgan Stanley	14,152	630,613
MSCI, Cl A	921	209,288
Nasdaq	1,266	122,004
Northern Trust	2,412	236,376
People's United Financial	3,910	64,202
PNC Financial Services Group	4,941	706,069
Principal Financial Group	2,969	172,321
Progressive	6,533	529,042
Prudential Financial	4,450	450,830
Raymond James Financial	1,408	113,583
Regions Financial	10,983	174,959
S&P Global	2,705	662,590
State Street	4,110	238,750
SunTrust Banks	4,819	320,945
SVB Financial Group *	598	138,718
Synchrony Financial	7,067	253,564
T Rowe Price Group	2,556	289,825
Torchmark	1,199	109,493
Travelers	2,951	432,676
Unum Group	2,504	80,003
US Bancorp	16,425	938,689
Wells Fargo	44,762	2,166,928
Willis Towers Watson	1,445	282,093

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Zions Bancorp	2,191	$98,748
		35,881,946
Health Care — 13.8%
AbbVie	34,859	2,322,306
ABIOMED *	1,048	291,931
Alexion Pharmaceuticals *	5,269	596,925
Align Technology *	1,709	357,318
AmerisourceBergen, Cl A	3,699	322,368
Anthem	6,071	1,788,577
Baxter International	11,241	943,907
Biogen Idec *	4,640	1,103,485
Boston Scientific *	32,723	1,389,419
Cardinal Health	6,996	319,927
Celgene *	16,589	1,523,866
Centene *	9,750	507,878
Cerner	7,629	546,618
Cigna	9,028	1,534,038
CVS Health	30,635	1,711,577
DaVita *	2,893	173,146
DENTSPLY SIRONA	5,207	283,521
Edwards Lifesciences *	4,955	1,054,672
Eli Lilly	20,460	2,229,116
Gilead Sciences	30,130	1,974,118
Henry Schein *	3,549	236,150
Hologic *	6,246	320,108
Humana	3,202	950,194
IDEXX Laboratories *	2,049	577,920
Incyte *	4,097	347,917
Intuitive Surgical *	2,724	1,415,145
IQVIA Holdings *	3,767	599,594
Laboratory Corp of America Holdings *	2,404	402,718
McKesson	4,512	626,942
Medtronic	31,695	3,230,987
Mettler-Toledo International *	583	441,185
Nektar Therapeutics, Cl A *	3,904	111,108
Quest Diagnostics	3,124	318,898
Regeneron Pharmaceuticals *	1,867	568,987
ResMed	3,284	422,651
Stryker	7,303	1,532,023
Teleflex	1,075	365,221
Varian Medical Systems *	2,119	248,707
Vertex Pharmaceuticals *	6,036	1,005,718
Waters *	1,675	352,688
WellCare Health Plans *	1,214	348,722

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zimmer Biomet Holdings	4,816	$650,786
Zoetis, Cl A	11,349	1,303,887
		37,352,969
Industrials — 9.3%
3M	9,994	1,746,151
Alaska Air Group	2,108	133,563
Allegion	1,636	169,391
American Airlines Group	6,483	197,796
AMETEK	3,903	349,748
AO Smith	2,387	108,489
Arconic	7,155	179,161
Caterpillar	9,982	1,314,330
CH Robinson Worldwide	2,154	180,354
Cintas	1,452	378,159
Copart *	3,388	262,672
CSX	13,558	954,483
Cummins	2,553	418,692
Deere	5,518	914,057
Delta Air Lines	10,030	612,232
Dover	2,289	221,690
Eaton	7,062	580,426
Emerson Electric	10,649	690,907
Equifax	2,048	284,856
Expeditors International of Washington	2,722	207,825
Fastenal	9,111	280,619
FedEx	4,160	709,405
Flowserve	2,232	111,667
Fortive	5,183	394,167
Fortune Brands Home & Security	2,530	138,998
IHS Markit *	5,992	386,005
Illinois Tool Works	5,226	806,006
Ingersoll-Rand	4,259	526,668
JB Hunt Transport Services	1,486	152,122
Johnson Controls International	13,383	567,976
Kansas City Southern	1,681	208,007
Masco	5,042	205,562
Nielsen Holdings	5,819	134,768
Norfolk Southern	4,632	885,268
PACCAR	5,807	407,303
Parker-Hannifin	2,211	387,102
Pentair	2,777	107,775
Quanta Services	2,567	96,057
Republic Services, Cl A	3,465	307,172
Robert Half International	2,162	130,606

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rockwell Automation	1,940	$311,913
Rollins	2,380	79,801
Roper Technologies	1,792	651,661
Snap-On	954	145,590
Southwest Airlines	8,270	426,153
Stanley Black & Decker	2,675	394,803
TransDigm Group *	803	389,809
Union Pacific	12,136	2,183,873
United Airlines Holdings *	3,739	343,651
United Parcel Service, Cl B	12,073	1,442,361
United Rentals *	1,369	173,247
Verisk Analytics, Cl A	2,682	406,913
Wabtec	2,599	201,890
Waste Management	6,755	790,335
WW Grainger	728	211,870
Xylem	3,064	246,009
		25,248,114
Information Technology — 21.9%
Accenture, Cl A	7,002	1,348,445
Adobe *	5,359	1,601,590
Advanced Micro Devices *	9,595	292,168
Akamai Technologies *	1,885	166,125
Alliance Data Systems	507	79,558
Amphenol, Cl A	3,255	303,757
Analog Devices	4,129	484,992
ANSYS *	935	189,917
Apple	47,968	10,219,103
Applied Materials	10,387	512,806
Arista Networks *	604	165,164
Autodesk *	2,475	386,521
Automatic Data Processing	4,777	795,466
Broadcom	4,349	1,261,167
Broadridge Financial Solutions	1,347	171,231
Cadence Design Systems *	3,123	230,821
Cisco Systems	46,800	2,592,719
Citrix Systems	1,418	133,632
Cognizant Technology Solutions, Cl A	6,296	410,121
DXC Technology	2,917	162,681
F5 Networks *	696	102,117
Fidelity National Information Services	6,645	885,446
Fiserv *	6,146	647,973
FleetCor Technologies *	930	264,278
FLIR Systems	1,560	77,470
Fortinet *	1,674	134,439

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gartner *	1,045	$145,600
Global Payments	1,793	301,081
Hewlett Packard Enterprise	14,990	215,406
HP	16,746	352,336
Intel	49,467	2,500,557
International Business Machines	9,783	1,450,232
Intuit	2,841	787,838
IPG Photonics *	438	57,382
Jack Henry & Associates	901	125,870
Juniper Networks	4,076	110,134
Keysight Technologies *	2,154	192,826
KLA	1,795	244,694
Lam Research	1,662	346,710
Mastercard, Cl A	9,931	2,703,913
Maxim Integrated Products	2,960	175,202
Microchip Technology	2,669	252,007
Micron Technology *	12,275	551,025
Microsoft	84,111	11,461,805
Motorola Solutions	1,854	307,690
NetApp	2,678	156,636
NVIDIA	6,660	1,123,675
Oracle	26,419	1,487,390
Paychex	3,631	301,555
PayPal Holdings *	12,896	1,423,718
Qorvo *	1,404	102,899
QUALCOMM	13,285	971,931
salesforce.com *	8,417	1,300,427
Seagate Technology	2,770	128,279
Skyworks Solutions	2,028	172,948
Symantec	7,041	151,804
Synopsys *	1,699	225,559
TE Connectivity	3,700	341,880
Texas Instruments	10,310	1,288,853
Total System Services	1,872	254,068
VeriSign *	1,149	242,542
Visa, Cl A	19,030	3,387,341
Western Digital	3,329	179,400
Western Union	5,246	110,166
Xerox	2,370	76,077
Xilinx	2,877	328,582
		59,657,745
Materials — 2.2%
Air Products & Chemicals	2,389	545,337
Albemarle	1,246	90,908

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Avery Dennison	939	$107,863
Ball	3,721	265,977
Celanese, Cl A	1,371	153,785
CF Industries Holdings	2,596	128,658
Corteva	8,211	242,225
Dow	8,209	397,644
DuPont de Nemours	8,211	592,505
Eastman Chemical	1,569	118,224
Ecolab	2,764	557,582
FMC	1,508	130,321
Freeport-McMoRan Copper & Gold	16,798	185,786
International Flavors & Fragrances	1,137	163,717
International Paper	4,446	195,224
LyondellBasell Industries, Cl A	3,297	275,926
Martin Marietta Materials	733	181,601
Mosaic	3,968	99,954
Newmont Goldcorp	9,116	332,916
Nucor	3,433	186,687
Packaging Corp of America	1,045	105,514
PPG Industries	2,554	299,814
Sealed Air	1,645	68,745
Sherwin-Williams	887	455,066
Vulcan Materials	1,457	201,576
Westrock	2,869	103,427
		6,186,982
Real Estate — 3.1%
Alexandria Real Estate Equities ‡	1,268	185,584
American Tower, Cl A ‡	4,816	1,019,163
Apartment Investment & Management, Cl A ‡	1,620	80,255
AvalonBay Communities ‡	1,554	324,460
Boston Properties ‡	1,716	228,142
CBRE Group, Cl A *	3,409	180,711
Crown Castle International ‡	4,614	614,862
Digital Realty Trust ‡	2,287	261,541
Duke Realty ‡	3,898	129,920
Equinix ‡	931	467,455
Equity Residential ‡	4,116	324,711
Essex Property Trust ‡	761	229,989
Extra Space Storage ‡	1,404	157,796
Federal Realty Investment Trust ‡	785	103,628
HCP ‡	5,281	168,622
Host Hotels & Resorts ‡	8,294	144,233
Iron Mountain ‡	2,966	87,230
Kimco Realty ‡	4,733	90,921

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Macerich ‡	1,296	$42,833
Mid-America Apartment Communities ‡	1,215	143,176
ProLogis ‡	6,864	553,307
Public Storage ‡	1,683	408,565
Realty Income ‡	3,206	221,887
Regency Centers ‡	1,726	115,124
SBA Communications, Cl A ‡ *	1,273	312,407
Simon Property Group ‡	3,372	546,938
SL Green Realty ‡	1,028	83,350
UDR ‡	3,016	138,917
Ventas ‡	3,982	267,949
Vornado Realty Trust ‡	1,945	125,102
Welltower ‡	4,132	343,452
Weyerhaeuser ‡	8,408	213,647
		8,315,877
Utilities — 3.3%
AES	7,398	124,213
Alliant Energy	2,577	127,665
Ameren	2,732	206,785
American Electric Power	5,521	484,799
American Water Works	2,011	230,823
Atmos Energy	1,260	137,390
CenterPoint Energy	5,406	156,828
CMS Energy	3,182	185,256
Consolidated Edison	3,471	294,896
Dominion Energy	8,515	632,579
DTE Energy	2,030	258,033
Duke Energy	7,973	691,418
Edison International	3,666	273,264
Entergy	2,040	215,465
Evergy	2,742	165,864
Eversource Energy	3,529	267,710
Exelon	10,566	476,104
FirstEnergy	5,576	245,177
NextEra Energy	5,219	1,081,219
NiSource	3,853	114,396
NRG Energy	3,015	102,932
Pinnacle West Capital	1,248	113,843
PPL	7,832	232,062
Public Service Enterprise Group	5,693	325,355
Sempra Energy	2,978	403,311
Southern	11,281	633,991
WEC Energy Group	3,522	300,990

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	5,755	$343,056
		8,825,424
TOTAL UNITED STATES		269,813,878
TOTAL COMMON STOCK
(Cost $237,445,173)		270,964,809
TOTAL INVESTMENTS — 99.9%
(Cost $237,445,173)		$270,964,809

Percentages are based on Net Assets of $271,157,590.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor's

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Nasdaq 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 100.9%
ARGENTINA— 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	3,767	$2,340,889
CHINA— 1.1%
Communication Services — 0.6%
Baidu ADR *	21,024	2,348,381
NetEase ADR	5,472	1,263,047
		3,611,428
Consumer Discretionary — 0.5%
Ctrip.com International ADR *	36,521	1,423,589
JD.com ADR *	69,547	2,080,150
		3,503,739
TOTAL CHINA		7,115,167
NETHERLANDS— 0.6%
Information Technology — 0.6%
ASML Holding, Cl G	5,443	1,212,755
NXP Semiconductors	24,744	2,558,282
TOTAL NETHERLANDS		3,771,037
UNITED STATES— 98.8%
Communication Services — 21.3%
Activision Blizzard	57,470	2,801,088
Alphabet, Cl A *	20,713	25,232,577
Alphabet, Cl C *	23,631	28,751,365
Charter Communications, Cl A *	16,897	6,511,766
Comcast, Cl A	337,559	14,572,422
Electronic Arts *	22,550	2,085,875
Facebook, Cl A *	163,406	31,738,347
Fox, Cl A	25,598	955,317
Fox, Cl B	19,648	730,906
Liberty Global *	40,266	1,048,527
Liberty Global, Cl A *	16,108	429,600
Netflix *	32,486	10,492,653
Sirius XM Holdings	351,814	2,202,356
Take-Two Interactive Software *	8,483	1,039,337
T-Mobile US *	64,171	5,116,354
		133,708,490
Consumer Discretionary — 16.0%
Amazon.com *	33,223	62,020,032
Booking Holdings *	3,274	6,176,761
Dollar Tree *	17,879	1,819,188
eBay	66,448	2,736,993
Expedia Group	10,366	1,375,983
Hasbro	9,459	1,146,052

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Nasdaq 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lululemon Athletica *	9,127	$1,744,078
Marriott International, Cl A	24,301	3,379,297
O'Reilly Automotive *	5,903	2,247,626
Ross Stores	27,889	2,957,071
Starbucks	91,691	8,682,221
Tesla *	13,515	3,265,359
Ulta Beauty *	4,431	1,547,527
Wynn Resorts	8,048	1,046,803
		100,144,991
Consumer Staples — 6.0%
Costco Wholesale	32,655	9,000,697
Kraft Heinz	91,867	2,940,663
Mondelez International, Cl A	108,961	5,828,324
Monster Beverage *	40,856	2,633,986
PepsiCo	104,403	13,343,748
Walgreens Boots Alliance	69,591	3,792,014
		37,539,432
Financials — 0.3%
Willis Towers Watson	9,704	1,894,415
Health Care — 7.6%
Alexion Pharmaceuticals *	16,791	1,902,252
Align Technology *	5,992	1,252,807
Amgen	46,170	8,614,398
Biogen Idec *	14,790	3,517,358
BioMarin Pharmaceutical *	13,337	1,057,891
Celgene *	53,030	4,871,336
Cerner	24,386	1,747,257
Gilead Sciences	96,313	6,310,428
Henry Schein *	11,299	751,835
IDEXX Laboratories *	6,449	1,818,940
Illumina *	11,066	3,312,939
Incyte *	16,016	1,360,079
Intuitive Surgical *	8,646	4,491,684
Mylan *	38,496	804,566
Regeneron Pharmaceuticals *	8,092	2,466,118
Vertex Pharmaceuticals *	19,287	3,213,600
		47,493,488
Industrials — 2.4%
American Airlines Group	34,381	1,048,964
Cintas	7,889	2,054,611
CSX	61,527	4,331,501
Fastenal	43,396	1,336,597
JB Hunt Transport Services	8,113	830,528

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Nasdaq 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
PACCAR	26,036	$1,826,165
United Airlines Holdings *	20,027	1,840,682
Verisk Analytics, Cl A	12,307	1,867,218
		15,136,266
Information Technology — 44.8%
Adobe *	36,291	10,845,928
Advanced Micro Devices *	82,467	2,511,120
Analog Devices	27,757	3,260,337
Apple	310,448	66,137,842
Applied Materials	71,429	3,526,450
Autodesk *	16,503	2,577,274
Automatic Data Processing	32,892	5,477,176
Broadcom	29,379	8,519,616
Cadence Design Systems *	21,047	1,555,584
Check Point Software Technologies *	11,690	1,308,696
Cisco Systems	319,377	17,693,486
Citrix Systems	10,038	945,981
Cognizant Technology Solutions, Cl A	43,304	2,820,823
Fiserv *	29,495	3,109,658
Intel	333,944	16,880,870
Intuit	19,544	5,419,747
KLA	11,700	1,594,944
Lam Research	11,458	2,390,253
Maxim Integrated Products	20,436	1,209,607
Microchip Technology	17,774	1,678,221
Micron Technology *	84,424	3,789,793
Microsoft	517,091	70,463,990
NetApp	18,958	1,108,853
NVIDIA	45,143	7,616,527
Paychex	27,011	2,243,264
PayPal Holdings *	87,335	9,641,783
QUALCOMM	89,934	6,579,571
Skyworks Solutions	13,290	1,133,371
Symantec	47,641	1,027,140
Synopsys *	11,460	1,521,430
Texas Instruments	69,633	8,704,822
VeriSign *	9,020	1,904,032
Western Digital	21,774	1,173,401
Workday, Cl A *	12,360	2,471,753
Xilinx	19,063	2,177,185
		281,020,528
Utilities — 0.4%
Xcel Energy	38,704	2,307,145

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Nasdaq 100® Covered Call ETF

	Shares /Number of Contracts	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$619,244,755
TOTAL COMMON STOCK
(Cost $539,246,060)		632,471,848
TOTAL INVESTMENTS — 100.9%
(Cost $539,246,060)		$632,471,848
WRITTEN OPTION— (0.9)%(1)
UNITED STATES— (0.9)%
(Premiums Received $9,421,713)	(808)	(5,906,730)

Percentages are based on Net Assets of $626,624,929.

A list of the exchange traded option contracts held by the Fund at July 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.9)%
Call Options
August 19 Calls on NDX*	(808)	$(9,421,713)	$7,848.78	08/17/19	$(5,906,730)

Total Written Option		$(9,421,713)			$(5,906,730)

*	Non-income producing security.
(1)	Refer to table below for details on Options Contracts.
+	Represents cost

ADR — American Depositary Receipt
Cl — Class
NDX — NASDAQ 100® Index

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$632,471,848	$—	$—	$632,471,848
Total Investments in Securities	$632,471,848	$—	$—	$632,471,848

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(5,906,730)	$—	$—	$(5,906,730)
Total Other Financial Instruments	$(5,906,730)	$—	$—	$(5,906,730)

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Nasdaq 100® Covered Call ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 100.0%
UNITED KINGDOM— 0.5%
Materials — 0.5%
Linde	2,428	$464,429
UNITED STATES— 99.5%
Communication Services — 10.4%
Activision Blizzard	3,327	162,158
Alphabet, Cl A *	1,347	1,640,915
Alphabet, Cl C *	1,373	1,670,502
AT&T	32,751	1,115,171
CBS, Cl B	1,490	76,750
CenturyLink	4,499	54,393
Charter Communications, Cl A *	771	297,128
Comcast, Cl A	20,292	876,006
Discovery, Cl A *	722	21,884
Discovery, Cl C *	1,498	42,304
DISH Network, Cl A *	1,063	35,993
Electronic Arts *	1,340	123,950
Facebook, Cl A *	10,814	2,100,403
Fox, Cl A	1,615	60,272
Fox, Cl B	722	26,858
Interpublic Group	1,819	41,691
Netflix *	1,960	633,060
News, Cl A	1,784	23,477
News, Cl B	576	7,753
Omnicom Group	969	77,733
Take-Two Interactive Software *	460	56,359
T-Mobile US *	1,425	113,615
TripAdvisor *	492	21,722
Twitter *	3,225	136,450
Verizon Communications	18,577	1,026,751
Viacom, Cl B	1,645	49,926
Walt Disney	7,848	1,122,343
		11,615,567
Consumer Discretionary — 10.1%
Advance Auto Parts	307	46,246
Amazon.com *	1,856	3,464,744
Aptiv	1,151	100,885
AutoZone *	113	126,904
Best Buy	1,029	78,749
Booking Holdings *	192	362,229
BorgWarner	945	35,721
Capri Holdings *	704	25,055
CarMax *	718	63,012
Carnival	1,761	83,172

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Chipotle Mexican Grill, Cl A *	105	$83,531
Darden Restaurants	582	70,748
Dollar General	1,136	152,247
Dollar Tree *	1,044	106,227
DR Horton	1,588	72,936
eBay	3,760	154,874
Expedia Group	513	68,096
Foot Locker	564	23,158
Ford Motor	17,323	165,088
Gap	1,016	19,812
Garmin	539	42,360
General Motors	5,887	237,482
Genuine Parts	685	66,527
H&R Block	969	26,832
Hanesbrands	1,691	27,208
Harley-Davidson	782	27,980
Hasbro	514	62,276
Hilton Worldwide Holdings	1,304	125,901
Home Depot	4,944	1,056,484
Kohl's	792	42,657
L Brands	1,135	29,453
Leggett & Platt	613	24,502
Lennar, Cl A	1,216	57,845
LKQ *	1,449	39,022
Lowe's	3,492	354,089
Macy's	1,424	32,368
Marriott International, Cl A	1,218	169,375
McDonald's	3,425	721,715
MGM Resorts International	2,152	64,603
Mohawk Industries *	302	37,656
Newell Brands	1,798	25,514
NIKE, Cl B	5,635	484,778
Nordstrom	534	17,681
Norwegian Cruise Line Holdings *	1,045	51,665
O'Reilly Automotive *	362	137,835
PulteGroup	1,266	39,892
PVH	361	32,100
Ralph Lauren, Cl A	264	27,517
Ross Stores	1,680	178,130
Royal Caribbean Cruises	798	92,839
Starbucks	5,416	512,841
Tapestry	1,335	41,292
Target	2,262	195,436
Tiffany	495	46,490

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX	5,351	$291,951
Tractor Supply	582	63,327
Ulta Beauty *	248	86,614
Under Armour, Cl A *	865	19,956
Under Armour, Cl C *	888	18,062
VF	1,435	125,405
Whirlpool	265	38,552
Wynn Resorts	467	60,743
Yum! Brands	1,411	158,766
		11,297,155
Consumer Staples — 7.3%
Altria Group	8,480	399,154
Archer-Daniels-Midland	2,613	107,342
Brown-Forman, Cl B	791	43,355
Campbell Soup	900	37,206
Church & Dwight	1,159	87,435
Clorox	567	92,194
Coca-Cola	17,158	903,025
Colgate-Palmolive	3,785	271,536
Conagra Brands	2,307	66,603
Constellation Brands, Cl A	747	147,025
Costco Wholesale	1,979	545,472
Coty, Cl A	2,102	22,933
Estee Lauder, Cl A	978	180,138
General Mills	2,724	144,672
Hershey	599	90,892
Hormel Foods	1,254	51,401
JM Smucker	528	58,708
Kellogg	1,163	67,710
Kimberly-Clark	1,563	212,021
Kraft Heinz	2,791	89,340
Kroger	3,593	76,028
Lamb Weston Holdings	708	47,521
McCormick	552	87,514
Molson Coors Brewing, Cl B	864	46,647
Mondelez International, Cl A	6,510	348,221
Monster Beverage *	1,769	114,047
PepsiCo	6,293	804,308
Philip Morris International	7,036	588,280
Procter & Gamble	11,252	1,328,186
Sysco	2,121	145,437
Tyson Foods, Cl A	1,356	107,802
Walgreens Boots Alliance	3,428	186,792

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	6,271	$692,192
		8,191,137
Energy — 4.9%
Anadarko Petroleum	2,271	167,282
Apache	1,772	43,272
Baker Hughes a GE, Cl A	2,442	62,002
Cabot Oil & Gas	1,820	34,871
Chevron	8,542	1,051,607
Cimarex Energy	447	22,649
Concho Resources	893	87,228
ConocoPhillips	5,060	298,945
Devon Energy	2,007	54,189
Diamondback Energy	691	71,470
EOG Resources	2,657	228,103
Exxon Mobil	19,068	1,417,897
Halliburton	4,065	93,495
Helmerich & Payne	506	25,138
Hess	1,086	70,416
HollyFrontier	678	33,744
Kinder Morgan	8,484	174,940
Marathon Oil	3,939	55,422
Marathon Petroleum	2,973	167,647
National Oilwell Varco	1,778	42,352
Noble Energy	2,257	49,835
Occidental Petroleum	3,417	175,497
ONEOK	1,838	128,807
Phillips 66	1,913	196,197
Pioneer Natural Resources	747	103,116
Schlumberger	6,291	251,451
TechnipFMC	2,027	55,824
Valero Energy	1,926	164,192
Williams	5,444	134,140
		5,461,728
Financials — 13.2%
Affiliated Managers Group	263	22,563
Aflac	3,289	173,133
Allstate	1,539	165,289
American Express	3,057	380,199
American International Group	3,984	223,064
Ameriprise Financial	615	89,489
Aon	1,096	207,418
Arthur J Gallagher	846	76,504
Assurant	251	28,453

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of America	39,738	$1,219,161
Bank of New York Mellon	3,884	182,237
BB&T	3,509	180,819
Berkshire Hathaway, Cl B *	8,685	1,784,159
BlackRock, Cl A	528	246,935
Capital One Financial	2,136	197,409
Cboe Global Markets	530	57,934
Charles Schwab	5,267	227,640
Chubb	2,022	309,042
Cincinnati Financial	706	75,775
Citigroup	10,369	737,858
Citizens Financial Group	2,056	76,607
CME Group, Cl A	1,601	311,266
Comerica	700	51,240
Discover Financial Services	1,503	134,879
E*TRADE Financial	1,103	53,815
Everest Re Group	187	46,122
Fifth Third Bancorp	3,130	92,930
First Republic Bank	762	75,712
Franklin Resources	1,266	41,310
Goldman Sachs Group	1,547	340,541
Hartford Financial Services Group	1,690	97,395
Huntington Bancshares	4,317	61,517
Intercontinental Exchange	2,574	226,152
Invesco	1,894	36,346
Jefferies Financial Group	1,038	22,141
JPMorgan Chase	14,595	1,693,019
KeyCorp	4,553	83,639
Lincoln National	863	56,388
Loews	1,286	68,852
M&T Bank	629	103,313
MarketAxess Holdings	170	57,297
Marsh & McLennan	2,280	225,264
MetLife	4,232	209,145
Moody's	731	156,683
Morgan Stanley	5,772	257,200
MSCI, Cl A	363	82,488
Nasdaq	543	52,329
Northern Trust	1,004	98,392
People's United Financial	1,659	27,241
PNC Financial Services Group	2,017	288,229
Principal Financial Group	1,071	62,161
Progressive	2,608	211,196
Prudential Financial	1,862	188,639

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Raymond James Financial	598	$48,241
Regions Financial	4,576	72,896
S&P Global	1,093	267,730
State Street	1,744	101,309
SunTrust Banks	2,027	134,998
SVB Financial Group *	237	54,977
Synchrony Financial	2,937	105,380
T Rowe Price Group	1,031	116,905
Torchmark	494	45,112
Travelers	1,190	174,478
Unum Group	1,047	33,452
US Bancorp	6,631	378,962
Wells Fargo	18,154	878,835
Willis Towers Watson	571	111,471
Zions Bancorp	797	35,921
		14,735,196
Health Care — 13.8%
Abbott Laboratories	7,951	692,531
AbbVie	6,606	440,092
ABIOMED *	198	55,155
Agilent Technologies	1,406	97,590
Alexion Pharmaceuticals *	1,038	117,595
Align Technology *	332	69,415
Allergan	1,382	221,811
AmerisourceBergen, Cl A	635	55,340
Amgen	2,728	508,990
Anthem	1,166	343,515
Baxter International	2,100	176,337
Becton Dickinson	1,202	303,866
Biogen Idec *	856	203,574
Boston Scientific *	6,342	269,281
Bristol-Myers Squibb	7,362	326,946
Cardinal Health	1,306	59,723
Celgene *	3,132	287,706
Centene *	1,838	95,741
Cerner	1,484	106,329
Cigna	1,706	289,884
Cooper	228	76,927
CVS Health	5,837	326,113
Danaher	2,804	393,962
DaVita *	527	31,541
DENTSPLY SIRONA	1,064	57,935
Edwards Lifesciences *	932	198,376
Eli Lilly	3,864	420,983

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	5,695	$373,136
HCA Healthcare	1,223	163,283
Henry Schein *	615	40,922
Hologic *	1,290	66,113
Humana	587	174,192
IDEXX Laboratories *	374	105,487
Illumina *	674	201,782
Incyte *	808	68,615
Intuitive Surgical *	515	267,548
IQVIA Holdings *	697	110,941
Johnson & Johnson	11,894	1,548,837
Laboratory Corp of America Holdings *	433	72,536
McKesson	878	121,998
Medtronic	5,973	608,888
Merck	11,593	962,103
Mettler-Toledo International *	112	84,756
Mylan *	2,228	46,565
Nektar Therapeutics, Cl A *	768	21,857
PerkinElmer	524	45,127
Perrigo	611	33,000
Pfizer	24,955	969,252
Quest Diagnostics	633	64,617
Regeneron Pharmaceuticals *	359	109,409
ResMed	662	85,199
Stryker	1,374	288,238
Teleflex	192	65,230
Thermo Fisher Scientific	1,779	493,993
UnitedHealth Group	4,269	1,063,025
Universal Health Services, Cl B	336	50,689
Varian Medical Systems *	436	51,173
Vertex Pharmaceuticals *	1,171	195,112
Waters *	287	60,431
WellCare Health Plans *	233	66,929
Zimmer Biomet Holdings	949	128,238
Zoetis, Cl A	2,168	249,082
		15,285,561
Industrials — 9.3%
3M	2,581	450,952
Alaska Air Group	574	36,369
Allegion	442	45,765
American Airlines Group	1,781	54,338
AMETEK	961	86,115
AO Smith	674	30,633
Arconic	1,963	49,154

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Boeing	2,361	$805,526
Caterpillar	2,567	337,998
CH Robinson Worldwide	661	55,346
Cintas	359	93,498
Copart *	948	73,498
CSX	3,446	242,598
Cummins	657	107,748
Deere	1,392	230,585
Delta Air Lines	2,614	159,559
Dover	630	61,016
Eaton	1,941	159,531
Emerson Electric	2,822	183,091
Equifax	570	79,281
Expeditors International of Washington	733	55,965
Fastenal	2,675	82,390
FedEx	1,093	186,389
Flowserve	616	30,818
Fortive	1,309	99,549
Fortune Brands Home & Security	696	38,238
General Dynamics	1,243	231,123
General Electric	39,265	410,319
Honeywell International	3,265	563,083
Huntington Ingalls Industries	178	40,637
IHS Markit *	1,690	108,870
Illinois Tool Works	1,312	202,350
Ingersoll-Rand	1,093	135,160
Jacobs Engineering Group	450	37,129
JB Hunt Transport Services	401	41,050
Johnson Controls International	3,487	147,988
Kansas City Southern	484	59,890
L3Harris Technologies *	990	205,524
Lockheed Martin	1,098	397,663
Masco	1,231	50,188
Nielsen Holdings	1,589	36,801
Norfolk Southern	1,188	227,051
Northrop Grumman	774	267,471
PACCAR	1,532	107,454
Parker-Hannifin	577	101,021
Pentair	760	29,496
Quanta Services	697	26,082
Raytheon	1,234	224,946
Republic Services, Cl A	959	85,015
Robert Half International	578	34,917
Rockwell Automation	533	85,696

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rollins	615	$20,621
Roper Technologies	457	166,188
Snap-On	269	41,052
Southwest Airlines	2,278	117,385
Stanley Black & Decker	707	104,346
Textron	1,045	51,519
TransDigm Group *	226	109,709
Union Pacific	3,168	570,082
United Airlines Holdings *	1,021	93,840
United Parcel Service, Cl B	3,120	372,746
United Rentals *	341	43,154
United Technologies	3,665	489,644
Verisk Analytics, Cl A	721	109,390
Wabtec	617	47,929
Waste Management	1,786	208,963
WW Grainger	205	59,661
Xylem	843	67,684
		10,366,787
Information Technology — 22.0%
Accenture, Cl A	2,880	554,630
Adobe *	2,176	650,319
Advanced Micro Devices *	3,859	117,507
Akamai Technologies *	686	60,457
Alliance Data Systems	226	35,464
Amphenol, Cl A	1,332	124,302
Analog Devices	1,650	193,809
ANSYS *	358	72,717
Apple	19,625	4,180,910
Applied Materials	4,192	206,959
Arista Networks *	245	66,995
Autodesk *	975	152,266
Automatic Data Processing	1,923	320,218
Broadcom	1,776	515,022
Broadridge Financial Solutions	497	63,179
Cadence Design Systems *	1,302	96,231
Cisco Systems	19,237	1,065,729
Citrix Systems	564	53,151
Cognizant Technology Solutions, Cl A	2,608	169,885
Corning	3,601	110,731
DXC Technology	1,152	64,247
F5 Networks *	258	37,854
Fidelity National Information Services	2,714	361,641
Fiserv *	2,508	264,418
FleetCor Technologies *	395	112,247

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
FLIR Systems	639	$31,733
Fortinet *	698	56,056
Gartner *	420	58,519
Global Payments	718	120,567
Hewlett Packard Enterprise	5,640	81,047
HP	6,723	141,452
Intel	20,021	1,012,063
International Business Machines	3,986	590,885
Intuit	1,160	321,680
IPG Photonics *	178	23,320
Jack Henry & Associates	333	46,520
Juniper Networks	1,476	39,882
Keysight Technologies *	816	73,048
KLA	733	99,923
Lam Research	689	143,732
Mastercard, Cl A	4,056	1,104,327
Maxim Integrated Products	1,167	69,075
Microchip Technology	1,086	102,540
Micron Technology *	5,015	225,123
Microsoft	34,411	4,689,188
Motorola Solutions	761	126,296
NetApp	1,104	64,573
NVIDIA	2,752	464,317
Oracle	10,874	612,206
Paychex	1,401	116,353
PayPal Holdings *	5,232	577,613
Qorvo *	586	42,948
QUALCOMM	5,428	397,112
salesforce.com *	3,465	535,343
Seagate Technology	1,111	51,450
Skyworks Solutions	741	63,192
Symantec	2,899	62,502
Synopsys *	633	84,037
TE Connectivity	1,535	141,834
Texas Instruments	4,200	525,042
Total System Services	695	94,325
VeriSign *	465	98,157
Visa, Cl A	7,788	1,386,263
Western Digital	1,367	73,668
Western Union	2,130	44,730
Xerox	979	31,426
Xilinx	1,163	132,826
		24,407,781

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.2%
Air Products & Chemicals	975	$222,563
Albemarle	521	38,012
Amcor *	6,945	73,617
Avery Dennison	407	46,752
Ball	1,480	105,789
Celanese, Cl A	543	60,908
CF Industries Holdings	1,075	53,277
Corteva	3,356	99,002
Dow	3,451	167,166
DuPont de Nemours	3,356	242,169
Eastman Chemical	667	50,258
Ecolab	1,147	231,384
FMC	625	54,013
Freeport-McMoRan Copper & Gold	6,312	69,811
International Flavors & Fragrances	479	68,971
International Paper	1,761	77,326
LyondellBasell Industries, Cl A	1,169	97,834
Martin Marietta Materials	287	71,104
Mosaic	1,643	41,387
Newmont Goldcorp	3,547	129,536
Nucor	1,365	74,229
Packaging Corp of America	448	45,235
PPG Industries	1,083	127,133
Sealed Air	634	26,495
Sherwin-Williams	367	188,286
Vulcan Materials	615	85,086
Westrock	1,196	43,116
		2,590,459
Real Estate — 3.1%
Alexandria Real Estate Equities ‡	513	75,083
American Tower, Cl A ‡	1,975	417,949
Apartment Investment & Management, Cl A ‡	723	35,817
AvalonBay Communities ‡	642	134,043
Boston Properties ‡	723	96,123
CBRE Group, Cl A *	1,443	76,493
Crown Castle International ‡	1,881	250,661
Digital Realty Trust ‡	955	109,214
Duke Realty ‡	1,659	55,294
Equinix ‡	360	180,756
Equity Residential ‡	1,622	127,960
Essex Property Trust ‡	291	87,946
Extra Space Storage ‡	590	66,310
Federal Realty Investment Trust ‡	338	44,619
HCP ‡	2,194	70,054

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Host Hotels & Resorts ‡	3,450	$59,996
Iron Mountain ‡	1,272	37,410
Kimco Realty ‡	1,976	37,959
Macerich ‡	504	16,657
Mid-America Apartment Communities ‡	528	62,220
ProLogis ‡	2,844	229,254
Public Storage ‡	672	163,135
Realty Income ‡	1,305	90,319
Regency Centers ‡	728	48,558
SBA Communications, Cl A ‡ *	504	123,687
Simon Property Group ‡	1,403	227,567
SL Green Realty ‡	355	28,783
UDR ‡	1,260	58,036
Ventas ‡	1,661	111,769
Vornado Realty Trust ‡	803	51,649
Welltower ‡	1,740	144,629
Weyerhaeuser ‡	3,500	88,935
		3,408,885
Utilities — 3.2%
AES	3,091	51,898
Alliant Energy	1,083	53,652
Ameren	1,132	85,681
American Electric Power	2,205	193,621
American Water Works	842	96,645
Atmos Energy	525	57,246
CenterPoint Energy	2,380	69,044
CMS Energy	1,325	77,142
Consolidated Edison	1,397	118,689
Dominion Energy	3,557	264,249
DTE Energy	847	107,662
Duke Energy	3,237	280,712
Edison International	1,517	113,077
Entergy	851	89,883
Evergy	1,035	62,607
Eversource Energy	1,474	111,818
Exelon	4,378	197,273
FirstEnergy	2,136	93,920
NextEra Energy	2,157	446,865
NiSource	1,570	46,613
NRG Energy	1,171	39,978
Pinnacle West Capital	527	48,073
PPL	3,167	93,838
Public Service Enterprise Group	2,230	127,445
Sempra Energy	1,233	166,985

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

	Shares/ Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Southern	4,715	$264,983
WEC Energy Group	1,354	115,713
Xcel Energy	2,373	141,455
		3,616,767
TOTAL UNITED STATES		110,977,023
TOTAL COMMON STOCK
(Cost $96,169,793)		111,441,452
TOTAL INVESTMENTS — 100.0%
(Cost $96,169,793)		$111,441,452
WRITTEN OPTION— (0.1)%(1)
UNITED STATES— (0.1)%
(Premiums Received $286,609)	(374)	(109,395)

Percentages are based on Net Assets of $111,472,046.

A list of the exchange traded option contracts held by the Fund at July 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount +	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.1)%
Call Options
August 19 Calls on SPX*	(374)	$(286,609)	$2,980.38	08/17/19	$(109,395)

Total Written Option		$(286,609)			$(109,395)

*	Non-income producing security.
‡	Real Estate Investment Trust
+	Represents cost
(1)	Refer to table below for details on Options Contracts.
Cl	— Class
SPX	— Standard & Poor’s 500® Index

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$111,441,452	$—	$—	$111,441,452
Total Investments in Securities	$111,441,452	$—	$—	$111,441,452

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(109,395)	$—	$—	$(109,395)
Total Other Financial Instruments	$(109,395)	$—	$—	$(109,395)

Schedule of Investments	July 31, 2019 (Unaudited)

Global X S&P 500® Covered Call ETF

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Russell 2000 Covered Call ETF

	Shares/ Number of Contracts	Value
EXCHANGE TRADED FUND — 101.8%
Vanguard Russell 2000 ETF
(Cost $5,229,582)	41,718	$5,253,965

TOTAL INVESTMENTS — 101.8%
(Cost $5,229,582)		$5,253,965
WRITTEN OPTION— (2.0)%(1)
UNITED STATES— (2.0)%
(Premiums Received $69,114)	(33)	(104,115)

Percentages are based on Net Assets of $5,161,412.

A list of the exchange traded option contracts held by the Fund at July 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount +	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.0)%
Call Options
August 19 Calls on RUT*	(33)	$(69,114)	$1,574.61	08/17/19	$(104,115)

Total Written Option		$(69,114)			$(104,115)

*	Non-income producing security.
+	Represents cost
(1)	Refer to table below for details on Options Contracts.

ETF	— Exchange Traded Fund
RUT	— Russell 2000 Index

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,253,965	$—	$—	$5,253,965
Total Investments in Securities	$5,253,965	$—	$—	$5,253,965

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(104,115)	$—	$—	$(104,115)
Total Other Financial Instruments	$(104,115)	$—	$—	$(104,115)

Schedule of Investments	July 31, 2019 (Unaudited)

Global X Russell 2000 Covered Call ETF

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-1600

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 60.1%
Consumer Discretionary — 60.1%
Alibaba Group Holding ADR *	76,225	$13,195,310
Baozun ADR * (A)	56,482	2,802,072
BYD, Cl A (A)	77,394	628,348
China Grand Automotive Services, Cl A	345,653	201,632
China International Travel Service, Cl A	83,658	1,098,623
China Shipbuilding Industry Group Power, Cl A*	72,548	266,447
Chongqing Changan Automobile, Cl A	163,883	188,344
Ctrip.com International ADR *	227,395	8,863,857
Fuyao Glass Industry Group, Cl A	84,851	277,403
Gree Electric Appliances of Zhuhai, Cl A	128,800	1,029,630
Guangzhou Automobile Group, Cl A	99,940	160,684
Hangzhou Robam Appliances, Cl A	39,832	144,325
HLA, Cl A	125,603	164,034
Huayu Automotive Systems, Cl A	134,217	449,896
Huazhu Group ADR	135,012	4,422,993
JD.com ADR *	366,315	10,956,482
Li Ning	1,961,500	4,876,249
Liaoning Cheng Da, Cl A *	63,700	128,853
Midea Group, Cl A	147,606	1,171,612
New Oriental Education & Technology Group ADR *	87,731	9,151,221
NIO ADR * (A)	695,906	2,414,794
Oppein Home Group, Cl A	11,725	176,911
Pinduoduo ADR *	193,239	4,303,432
Qingdao Haier, Cl A	260,519	636,233
SAIC Motor, Cl A	333,700	1,202,819
Shandong Linglong Tyre, Cl A	50,032	137,288
Shenzhen Overseas Chinese Town, Cl A	348,800	364,926
Songcheng Performance Development, Cl A	61,300	232,697
Suning.com, Cl A	397,900	619,535
TAL Education Group ADR *	214,862	6,918,556
TCL, Cl A	574,405	283,393
Vipshop Holdings ADR *	527,885	4,011,926
Wanxiang Qianchao, Cl A	113,972	96,584
Weifu High-Technology Group, Cl A	34,600	91,327
Yum China Holdings	202,539	9,215,524
Zhejiang Semir Garment, Cl A	75,087	118,764
TOTAL CHINA		91,002,724
HONG KONG— 39.7%
Consumer Discretionary — 39.7%
ANTA Sports Products	857,696	6,442,663
BAIC Motor, Cl H	2,341,300	1,495,484
Brilliance China Automotive Holdings	4,334,100	4,772,665

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Consumer Discretionary ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Discretionary — continued
BYD, Cl H (A)	740,200	$4,661,769
China Education Group Holdings (A)	865,800	1,360,434
China First Capital Group *	4,309,800	1,321,366
Dongfeng Motor Group, Cl H	3,883,746	3,487,875
Fuyao Glass Industry Group, Cl H	723,200	2,208,061
Geely Automobile Holdings	3,522,300	5,462,604
GOME Electrical Appliances Holding * (A)	13,862,400	1,487,553
Great Wall Motor, Cl H	4,436,797	3,043,677
Guangzhou Automobile Group, Cl H	3,877,923	3,987,951
Haier Electronics Group	1,611,000	3,815,575
HengTen Networks Group * (A)	31,911,900	607,426
Meituan Dianping, Cl B *	639,400	5,223,576
Nexteer Automotive Group	1,253,600	1,314,791
Shenzhou International Group Holdings	514,062	7,138,382
Zhongsheng Group Holdings	812,300	2,282,937
TOTAL HONG KONG		60,114,789
TOTAL COMMON STOCK
(Cost $160,721,814)		151,117,513

SHORT-TERM INVESTMENT(B)(C) — 1.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $2,036,849)	2,036,849	2,036,849

REPURCHASE AGREEMENTS(B) — 5.5%
BNP Paribas
2.530%, dated 07/31/2019, to be repurchased on 08/01/2019, repurchase price $941,209 (collateralized by U.S. Treasury Obligations, ranging in par value $4,855 - $953,639, 1.500%, 08/15/2026, with a total market value of $958,494)	$941,142	941,142
RBC Capital Markets
2.490%, dated 07/31/2019, to be repurchased on 08/01/2019, repurchase price $7,413,028 (collateralized by U.S. Treasury Obligations, ranging in par value $1,185,362 - $1,274,939, 2.500%, 03/31/2023, with a total market value of $7,560,057)	7,412,516	7,412,516
TOTAL REPURCHASE AGREEMENTS
(Cost $8,353,658)		8,353,658
TOTAL INVESTMENTS — 106.6%
(Cost $171,112,321)		$161,508,020

Percentages are based on Net Assets of $151,453,888.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $9,736,464.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $10,390,507.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Consumer Discretionary ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$151,117,513	$—	$—	$151,117,513
Short-Term Investment	2,036,849	—	—	2,036,849
Repurchase Agreements	—	8,353,658	—	8,353,658
Total Investments in Securities	$153,154,362	$8,353,658	$—	$161,508,020

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 100.5%
CHINA— 36.9%
Energy — 36.9%
China Petroleum & Chemical, Cl A	2,200	$1,682
China Shenhua Energy, Cl A	1,600	4,460
Guanghui Energy, Cl A	102,300	51,659
Inner Mongolia Yitai Coal, Cl B	72,099	73,109
Offshore Oil Engineering, Cl A	76,800	60,179
PetroChina, Cl A	1,600	1,512
PetroChina, Cl H	268,663	142,776
Shaanxi Coal Industry, Cl A	55,100	75,637
Shanxi Lu'an Environmental Energy Development, Cl A	58,657	70,136
Shanxi Xishan Coal & Electricity Power, Cl A	73,400	65,397
Yanzhou Coal Mining, Cl A	35,700	53,306
TOTAL CHINA		599,853
HONG KONG— 63.6%
Energy — 63.6%
Anton Oilfield Services Group	536,600	62,380
China Coal Energy, Cl H	184,541	71,903
China LNG Group *	716,200	53,066
China Oilfield Services, Cl H	67,786	77,070
China Petroleum & Chemical, Cl H	220,397	142,466
China Shenhua Energy, Cl H	70,430	140,358
China Suntien Green Energy, Cl H	258,400	66,020
CNOOC	88,985	147,098
Honghua Group *	802,800	63,585
Sinopec Kantons Holdings	157,700	63,862
Wison Engineering Services	475,100	64,335
Yanzhou Coal Mining, Cl H	94,525	84,045
TOTAL HONG KONG		1,036,188
TOTAL INVESTMENTS — 100.5%
(Cost $1,885,163)		$1,636,041

Percentages are based on Net Assets of $1,628,155.

*	Non-income producing security.

Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 13.4%
Financials — 13.4%
Agricultural Bank of China, Cl A	880,000	$459,703
Anxin Trust, Cl A	142,700	99,393
Avic Capital, Cl A	173,700	129,807
Bank of Beijing, Cl A	322,400	263,388
Bank of Chengdu, Cl A	94,200	116,188
Bank of China Ltd., Cl A	20,000	10,767
Bank of Communications, Cl A	600,700	506,438
Bank of Guiyang, Cl A	87,220	112,388
Bank of Hangzhou, Cl A	108,145	132,918
Bank of Jiangsu, Cl A	174,500	176,237
Bank of Nanjing, Cl A	127,784	153,718
Bank of Ningbo, Cl A	79,500	272,137
Bank of Shanghai, Cl A	214,398	289,643
Caitong Securities, Cl A	82,900	131,843
Changjiang Securities, Cl A	117,800	127,178
China CITIC Bank Corp Ltd., Cl A	142,200	122,568
China Construction Bank, Cl A	10,200	10,908
China Everbright Bank CO, Cl A	607,500	346,443
China Life Insurance CO., Cl A	6,902	29,736
China Merchants Bank, Cl A	168,529	894,074
China Merchants Securities, Cl A	88,800	217,896
China Minsheng Banking, Cl A	542,700	478,015
China Pacific Insurance Group, Cl A	95,200	533,233
CITIC Securities, Cl A	150,300	506,641
Dongxing Securities, Cl A	69,300	113,331
East Money Information, Cl A	93,900	198,254
Everbright Securities, Cl A	81,057	133,029
First Capital Securities, Cl A	105,800	93,497
Founder Securities, Cl A	144,900	145,922
GF Securities CO Ltd., Cl A	90,500	176,104
Guosen Securities, Cl A	78,845	155,942
Guotai Junan Securities CO, Cl A	114,744	301,537
Guoyuan Securities, Cl A	89,800	118,840
Haitong Securities CO Ltd., Cl A	123,900	249,188
Hithink RoyalFlush Information Network, Cl A	11,000	146,036
Huaan Securities CO Ltd., Cl A	109,400	103,822
Huatai Securities CO Ltd., Cl A	100,600	296,629
Huaxi Securities, Cl A	79,000	115,323
Huaxia Bank, Cl A	195,200	214,138
Hubei Biocause Pharmaceutical, Cl A	123,400	127,672
Industrial & Commercial Bank of China, Cl A	33,700	27,580
Industrial Bank, Cl A	316,300	878,025
Industrial Securities, Cl A	143,900	135,518

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
New China Life Insurance C, Cl A	32,417	$261,306
Noah Holdings ADR *	19,766	639,232
Orient Securities, Cl A	90,500	136,839
Ping An Bank, Cl A	14,800	30,346
Ping An Insurance Group of China CO, Cl A	2,400	30,678
SDIC Capital, Cl A	72,600	142,326
Shanghai Pudong Development Bank, Cl A	450,014	775,121
Shanxi Securities, Cl A	85,500	103,845
Shenwan Hongyuan Group, Cl A	286,200	203,082
Sinolink Securities, Cl A	85,600	115,394
SooChow Securities, Cl A	76,500	109,676
Western Securities, Cl A	85,000	119,148
TOTAL CHINA		12,518,640
HONG KONG— 86.3%
Financials — 86.3%
Agricultural Bank of China, Cl H	8,269,088	3,369,792
Bank of China, Cl H	19,079,534	7,799,603
Bank of Communications CO, Cl H	3,012,371	2,205,047
China Cinda Asset Management, Cl H	4,458,200	979,586
China Citic Bank Corp Ltd., Cl H	3,265,222	1,818,670
China Construction Bank, Cl H	10,548,426	8,179,582
China Ding Yi Feng Holdings (A)(B)(C)	399,600	584,364
China Everbright	558,300	743,173
China Everbright Bank CO L, Cl H	1,947,500	880,715
China Galaxy Securities, Cl H	1,926,600	1,038,625
China Huarong Asset Management, Cl H	5,462,800	928,158
China International Capital, Cl H	647,200	1,236,872
China Life Insurance, Cl H	1,746,140	4,494,784
China Merchants Bank, Cl H	980,234	4,915,007
China Minsheng Banking, Cl H	2,423,026	1,677,691
China Pacific Insurance Group, Cl H	842,212	3,625,819
China Reinsurance Group, Cl H	4,284,700	755,360
China Taiping Insurance Holdings	629,030	1,759,828
Chongqing Rural Commercial Bank, Cl H	1,703,800	896,748
CITIC Securities CO Ltd., Cl H	853,296	1,652,546
Far East Horizon	1,158,800	1,082,133
GF Securities CO Ltd., Cl H	773,500	876,473
Guotai Junan Securities CO, Cl H	541,300	880,972
Haitong Securities CO Ltd., Cl H	1,337,800	1,341,577
Huatai Securities CO Ltd., Cl H	727,000	1,188,774
Industrial & Commercial Bank of China, Cl H	12,030,037	8,145,121
New China Life Insurance C, Cl H	348,211	1,748,195
People's Insurance Group of China, Cl H	3,875,700	1,638,826
PICC Property & Casualty, Cl H	2,371,963	2,839,241

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ping An Insurance Group of China, Cl H	744,014	$8,877,337
Postal Savings Bank of China, Cl H	3,049,300	1,780,209
ZhongAn Online P&C Insurance, Cl H *	235,200	531,821
TOTAL HONG KONG		80,472,649
TOTAL INVESTMENTS — 99.7%
(Cost $101,227,263)		$92,991,289

Percentages are based on Net Assets of $93,272,532.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2019 was $584,364 and represented 0.6% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2019, was $584,364 and represents 0.6% of net assets.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$92,406,925	$—	$584,364	$92,991,289
Total Investments in Securities	$92,406,925	$—	$584,364	$92,991,289

(1) A reconciliation of Level 3 investments and disclosuers of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2019, the transfers in and out of Level 3 were due to changes in the availbalitly of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Amounts deignated as “—“ are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 60.6%
Industrials — 60.6%
51job ADR *	543	$42,110
AECC Aviation Power, Cl A	1,500	5,115
Air China, Cl A	2,600	3,377
Air China, Cl H	39,600	38,953
AVIC Aircraft, Cl A	1,800	4,299
AVIC Shenyang Aircraft, Cl A *	600	2,621
China Avionics Systems, Cl A	1,000	2,198
China Communications Construction, Cl A	1,800	2,863
China Communications Construction, Cl H	97,043	82,316
China Communications Services, Cl H	52,000	36,536
China COSCO Holdings, Cl H *	56,132	21,082
China Eastern Airlines, Cl A	6,400	5,470
China Gezhouba Group, Cl A	3,000	2,629
China International Marine Containers Group, Cl A	960	1,442
China National Chemical Engineering, Cl A	3,200	2,698
China Railway Construction, Cl A	7,500	10,567
China Railway Construction, Cl H	43,301	50,393
China Railway Group, Cl H	83,098	58,598
China Shipbuilding Industry, Cl A	14,900	12,973
China Shipping Development, Cl H	26,500	15,234
China Southern Airlines, Cl A	5,600	5,916
China Southern Airlines, Cl H	35,700	23,122
China Spacesat, Cl A	800	2,706
China State Construction Engineering, Cl A	27,300	23,333
Contemporary Amperex Technology, Cl A	500	5,514
COSCO SHIPPING Development, Cl A	4,500	1,744
COSCO SHIPPING Holdings, Cl A *	4,200	2,858
CRRC	95,853	75,797
CRRC, Cl A *	15,800	18,067
Daqin Railway, Cl A	9,700	11,119
Dongfang Electric, Cl A *	1,800	2,654
Fangda Carbon New Material, Cl A *	1,788	2,981
Fosun International	56,200	74,235
Guangshen Railway, Cl A	3,200	1,486
Haitian International Holdings	13,926	28,393
Jiangsu Expressway, Cl H	26,519	35,843
Metallurgical Corp of China, Cl A	11,600	4,966
Metallurgical Corp of China, Cl H	62,700	15,379
NARI Technology, Cl A	3,000	8,210
Power Construction Corp of China, Cl A	8,300	5,974
Sany Heavy Industry, Cl A	5,100	10,449
SF Holding, Cl A	800	4,319
Shanghai Electric Group, Cl A	5,100	3,945

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai Electric Group, Cl H	58,871	$20,531
Shanghai International Airport, Cl A	600	7,207
Shanghai International Port Group, Cl A	5,500	5,810
Shanghai Tunnel Engineering, Cl A	1,800	1,612
Shenzhen Inovance Technology, Cl A	1,100	3,978
Sinopec Engineering Group, Cl H	30,300	23,883
Sinotrans, Cl H	43,900	15,254
Sinotruk Hong Kong	15,100	22,415
Spring Airlines, Cl A	600	3,756
Suzhou Gold Mantis Construction Decoration, Cl A	1,800	2,881
TBEA, Cl A	2,400	2,476
Tus-Sound Environmental Resources, Cl A	1,100	1,670
Weichai Power, Cl A	3,900	6,887
Weichai Power, Cl H	42,396	66,075
XCMG Construction Machinery, Cl A	4,700	3,321
Xiamen C & D, Cl A	1,900	2,481
Xinjiang Goldwind Science & Technology, Cl A	2,247	3,900
Zhejiang Chint Electrics, Cl A	1,400	4,876
Zhejiang Expressway, Cl H	31,140	30,313
Zhengzhou Yutong Bus, Cl A	1,400	2,639
Zhuzhou CRRC Times Electric, Cl H	11,923	57,346
Zoomlion Heavy Industry Science and Technology, Cl A	4,200	3,760
ZTO Express Cayman ADR	6,977	137,098
TOTAL CHINA		1,200,653
HONG KONG— 39.3%
Industrials — 39.3%
AviChina Industry & Technology, Cl H	55,090	29,769
Beijing Capital International Airport, Cl H	36,731	29,092
BOC Aviation	4,570	39,582
China Conch Venture Holdings	35,600	123,019
China Eastern Airlines, Cl H	31,000	17,227
China Everbright International	80,850	71,783
China Merchants Holdings International	29,231	48,619
China State Construction International Holdings	44,410	45,954
Citic Pacific	127,300	169,128
COSCO Pacific	37,730	33,065
Country Garden Services Holdings	26,300	64,037
Fullshare Holdings	193,000	6,904
Greentown Service Group	24,100	20,474
Shanghai Industrial Holdings	10,639	21,909
Shenzhen International Holdings	21,006	39,018
Xinjiang Goldwind Science & Technology, Cl H	16,771	18,875

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Industrials ETF

Value
TOTAL HONG KONG	$778,455
TOTAL INVESTMENTS — 99.9%
(Cost $2,459,309)	$1,979,108

Percentages are based on Net Assets of $1,981,871.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance withauthoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31,2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 80.5%
Materials — 80.5%
Aluminum Corp of China, Cl A *	30,200	$16,434
Aluminum Corp of China, Cl H *	287,639	95,170
Angang Steel, Cl A	23,010	11,686
Angang Steel, Cl H	123,841	47,461
Anhui Conch Cement, Cl A	900	5,162
Anhui Conch Cement, Cl H	35,300	206,310
Baoshan Iron & Steel, Cl A	39,800	36,846
BBMG, Cl A	30,500	15,446
BBMG, Cl H	207,540	60,980
China Hongqiao Group	142,400	104,600
China Molybdenum, Cl A	35,400	18,595
China Molybdenum, Cl H	254,954	73,608
China National Building Material, Cl H	255,600	227,261
China Northern Rare Earth Group High-Tech, Cl A	11,600	18,920
China Zhongwang Holdings	146,100	74,843
Ganfeng Lithium, Cl A	4,300	13,796
Hengli Petrochemical, Cl A	10,920	19,174
Hengyi Petrochemical, Cl A	6,900	12,185
Hesteel, Cl A	36,700	14,592
Inner Mongolia BaoTou Steel Union, Cl A	100,900	23,133
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	21,600	10,124
Jiangxi Copper, Cl A	2,300	4,923
Jiangxi Copper, Cl H	82,591	102,871
Jinduicheng Molybdenum, Cl A	11,600	11,884
Maanshan Iron & Steel, Cl A	25,800	11,007
Maanshan Iron & Steel, Cl H	129,025	49,448
Real Gold Mining *(A) (B) (C)	97,864	—
Rongsheng Petro Chemical, Cl A	10,800	18,649
Shandong Gold Mining, Cl A *	5,000	30,567
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	15,400	9,721
Sinopec Shanghai Petrochemical, Cl A	15,400	10,682
Sinopec Shanghai Petrochemical, Cl H	263,150	92,111
Tianqi Lithium, Cl A	3,800	12,842
Tongling Nonferrous Metals Group, Cl A	45,500	15,318
Transfar Zhilian, Cl A	8,600	9,946
Zhaojin Mining Industry	90,984	106,351
Zhejiang Huayou Cobalt, Cl A	4,030	13,672
Zhejiang Longsheng Group, Cl A	12,300	26,933
Zhongjin Gold, Cl A	14,400	19,579
Zijin Mining Group, Cl A	39,700	21,085
Zijin Mining Group, Cl H	439,459	177,403
TOTAL CHINA		1,851,318

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 19.2%
Materials — 19.2%
China Lumena New Materials *(A) (B) (C)	1,950	$—
China Oriental Group	82,500	36,993
China Resources Cement Holdings	186,500	172,731
Lee & Man Paper Manufacturing	114,800	70,541
MMG *	204,200	64,433
Nine Dragons Paper Holdings	117,670	96,055
TOTAL HONG KONG		440,753
TOTAL INVESTMENTS — 99.7%
(Cost $2,745,806)		$2,292,071

Percentages are based on Net Assets of $2,297,872.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2019 was $0 and represented 0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2019, was $0 and represents 0% of net assets.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,292,071	$—	$—	$2,292,071
Total Investments in Securities	$2,292,071	$—	$—	$2,292,071

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2019 , there have been no transfers between Level 1 and Level 2 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 97.5%
CHINA— 75.4%
Communication Services — 75.4%
58.com ADR *	16,487	$929,537
Autohome ADR * (A)	10,815	919,275
Baidu ADR *	17,522	1,957,207
China Film, Cl A	136,081	288,694
China South Publishing & Media Group, Cl A	157,072	282,626
China Telecom, Cl H	2,046,000	920,032
China United Network Communications, Cl A	1,049,200	902,829
Chinese Universe Publishing and Media Group, Cl A	120,350	225,283
CITIC Guoan Information Industry, Cl A	341,700	190,897
Giant Network Group, Cl A	118,100	305,387
iQIYI ADR * (A)	48,461	900,890
Mango Excellent Media, Cl A	61,265	346,712
Momo ADR	28,038	952,451
NetEase ADR	6,835	1,577,655
Oriental Pearl Group, Cl A	300,900	433,138
Perfect World, Cl A	76,640	291,151
SINA *	19,136	748,600
Tencent Holdings	42,285	1,988,955
Tencent Music Entertainment Group ADR *	139	1,983
Weibo ADR *	18,657	730,795
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	186,051	386,335
YY ADR *	14,615	938,137
TOTAL CHINA		16,218,569
HONG KONG— 22.1%
Communication Services — 22.1%
Alibaba Pictures Group *	4,483,900	910,768
China Literature *	200	806
China Mobile	217,300	1,852,959
China Tower, Cl H	3,653,700	952,177
China Unicom Hong Kong	1,058,500	1,035,797
		4,752,507
Information Technology — 0.0%
National Agricultural Holdings * (B) (C)	204,200	4,656
TOTAL HONG KONG		4,757,163
TOTAL COMMON STOCK
(Cost $23,231,974)		20,975,732

SHORT-TERM INVESTMENT(D)(E) — 1.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $271,182)	271,182	271,182

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Communication Services ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 5.2%
BNP Paribas
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $125,311 (collateralized by U.S. Treasury Obligations, ranging in par value $646 - $126,966, 1.500%, 8/15/2026, with a total market value of $127,612)	$125,302	$125,302
Royal Bank of Canada
2.490%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $986,958 (collateralized by U.S. Treasury Obligations, ranging in par value $157,817 - $169,743, 2.500%, 3/31/2023, with a total market value of $1,006,532)	986,890	986,890
TOTAL REPURCHASE AGREEMENTS
(Cost $1,112,192)		1,112,192
TOTAL INVESTMENTS — 104.0%
(Cost $24,615,348)		$22,359,106

Percentages are based on Net Assets of $21,500,479.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $1,343,854.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2019 was $4,656 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2019, was $4,656 and represents 0.0% of net assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $1,383,374.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

ADR — American Depositary Receipt
Cl — Class

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$20,971,076	$–	$4,656	$20,975,732
Short-Term Investment	271,182	–	–	271,182
Repurchase Agreements	–	1,112,192	–	1,112,192
Total Investments in Securities	$21,242,258	$1,112,192	$4,656	$22,359,106

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2019 , there have been no transfers between Level 1 and Level 2 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 57.0%
Consumer Staples — 57.0%
Beijing Dabeinong Technology Group, Cl A	18,500	$14,496
Foshan Haitian Flavouring & Food, Cl A	4,461	64,668
Henan Shuanghui Investment & Development, Cl A	6,840	23,831
Hengan International Group	21,500	162,735
Inner Mongolia Yili Industrial Group, Cl A	12,800	57,950
Jiangsu Yanghe Brewery Joint-Stock, Cl A	3,225	54,524
Kweichow Moutai, Cl A	1,300	183,472
Luzhou Laojiao, Cl A *	3,617	42,324
Muyuan Foodstuff, Cl A	4,300	47,796
New Hope Liuhe, Cl A	10,400	29,202
Shanxi Xinghuacun Fen Wine Factory, Cl A	2,610	25,674
Tongwei, Cl A	10,400	21,973
Tsingtao Brewery, Cl A	600	3,945
Tsingtao Brewery, Cl H	12,800	75,382
Want Want China Holdings	200,400	156,933
Wens Foodstuffs Group	8,500	49,917
Wuliangye Yibin, Cl A	5,606	98,195
Yonghui Superstores, Cl A	23,700	33,256
TOTAL CHINA		1,146,273
HONG KONG— 42.7%
Consumer Staples — 42.7%
China Agri-Industries Holdings	178,300	54,438
China Mengniu Dairy	45,200	183,620
China Resources Beer Holdings	38,300	181,032
Dali Foods Group	109,500	68,403
Sun Art Retail Group	98,200	99,857
Tingyi Cayman Islands Holding	54,700	82,037
Uni-President China Holdings	72,600	86,346
Yihai International Holding	19,540	104,466
TOTAL HONG KONG		860,199
TOTAL COMMON STOCK
(Cost $1,675,751)		2,006,472
TOTAL INVESTMENTS — 99.7%
(Cost $1,675,751)		$2,006,472

Percentages are based on Net Assets of $2,012,845.

*	Non-income producing security.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Consumer Staples ETF

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019 , there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 14.0%
Health Care — 14.0%
Aier Eye Hospital Group, Cl A	2,130	$9,424
Beijing Tongrentang, Cl A	2,640	10,864
China Resources Sanjiu Medical & Pharmaceutical, Cl A	400	1,701
Chongqing Zhifei Biological Products, Cl A	800	5,450
Dong-E-E-Jiao, Cl E	1,300	6,293
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	2,600	14,201
Hangzhou Tigermed Consulting, Cl A	316	2,295
Huadong Medicine, Cl A	3,480	13,902
Jiangsu Hengrui Medicine, Cl A	3,600	34,969
Jointown Pharmaceutical Group, Cl A	3,700	6,448
Lepu Medical Technology Beijing, Cl A	900	3,236
Meinian Onehealth Healthcare Holdings, Cl A	7,320	12,587
Shandong Buchang Pharmaceuticals, Cl A	1,700	6,443
Shanghai Fosun Pharmaceutical Group, Cl A	1,500	5,725
Shanghai Pharmaceuticals Holding, Cl A	1,300	3,426
Shenzhen Kangtai Biological Products, Cl A	243	2,264
Shenzhen Mindray Bio-Medical Electronics, Cl A	242	5,580
Shenzhen Salubris Pharmaceuticals, Cl A	1,700	5,533
Sichuan Kelun Pharmaceutical, Cl A	2,800	12,750
Tasly Pharmaceutical Group, Cl A	3,000	7,061
Tonghua Dongbao Pharmaceutical, Cl A	4,000	9,119
Walvax Biotechnology, Cl A	700	2,786
Yunnan Baiyao Group, Cl A	2,710	29,855
Zhangzhou Pientzehuang Pharmaceutical, Cl A	900	13,582
TOTAL CHINA		225,494
HONG KONG— 85.8%
Health Care — 85.8%
3SBio *	40,300	68,988
Alibaba Health Information Technology *	110,700	100,548
China Medical System Holdings	46,500	44,790
China Resources Pharmaceutical Group	49,600	54,302
China Traditional Chinese Medicine Holdings	81,400	37,435
CSPC Pharmaceutical Group	82,700	145,370
Genscript Biotech *	30,300	75,093
Hutchison China MediTech ADR *	2,013	42,092
Luye Pharma Group	43,900	34,266
Shandong Weigao Group Medical Polymer, Cl H	68,200	65,518
Shanghai Fosun Pharmaceutical Group, Cl H	18,000	53,923
Shanghai Pharmaceuticals Holding, Cl H	28,300	54,663
Sihuan Pharmaceutical Holdings Group	146,600	30,339
Sino Biopharmaceutical	145,800	180,296
Sinopharm Group, Cl H	34,200	127,574

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Health Care Services ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
SSY Group	53,800	$48,316
Tong Ren Tang Technologies, Cl H	22,700	27,259
WuXi AppTec, Cl H	4,200	38,953
Wuxi Biologics Cayman *	14,640	157,754
TOTAL HONG KONG		1,387,479
TOTAL INVESTMENTS — 99.8%
(Cost $1,560,380)		$1,612,973

Percentages are based on Net Assets of $1,616,537.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019 , there have been no transfers between Level 1, Level 2, or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 100.7%
CHINA— 42.4%
Information Technology — 42.4%
360 Security Technology, Cl A	3,900	$11,364
Aisino, Cl A	5,700	18,933
Beijing Shiji Information Technology, Cl A	2,700	14,026
BOE Technology Group, Cl A	56,300	33,087
Chaozhou Three-Circle Group, Cl A	3,800	11,491
DHC Software, Cl A	9,600	9,403
Focus Media Information Technology, Cl A	26,700	19,604
Foxconn Industrial Internet, Cl A	7,500	14,877
GDS Holdings ADR *	3,000	123,540
GoerTek, Cl A	10,100	17,103
Guangzhou Haige Communications Group, Cl A	7,100	9,860
Hangzhou Hikvision Digital Technology, Cl A	14,400	64,505
Hengtong Optic-electric, Cl A	5,900	13,775
Hundsun Technologies, Cl A	2,470	25,480
Iflytek *	5,600	26,694
Kingdee International Software Group	105,400	101,927
Kingsoft *	48,700	106,260
Lens Technology, Cl A	8,200	9,174
LONGi Green Energy Technology, Cl A	8,850	33,043
Luxshare Precision Industry, Cl A	9,230	28,930
Ninestar, Cl A	2,500	8,765
O-film Tech, Cl A *	8,300	10,213
Sanan Optoelectronics, Cl A	11,100	18,443
Shanghai 2345 Network Holding Group, Cl A	17,810	9,511
Suzhou Dongshan Precision Manufacturing, Cl A	4,000	9,461
Tianma Microelectronics, Cl A	6,300	13,420
Travelsky Technology, Cl H	47,300	93,296
Tunghsu Optoelectronic Technology, Cl A	17,000	11,890
Unisplendour, Cl A	2,940	13,801
Wangsu Science & Technology, Cl A	5,800	8,947
Wuxi Lead Intelligent Equipment, Cl A	2,100	11,034
Yonyou Network Technology, Cl A	5,440	22,695
Zhejiang Dahua Technology, Cl A	9,300	21,795
ZTE, Cl A *	3,800	18,152
ZTE, Cl H *	36,300	109,903
TOTAL CHINA		1,074,402
HONG KONG— 58.3%
Information Technology — 58.3%
AAC Technologies Holdings	34,900	190,598
BYD Electronic International	45,800	72,668
China Railway Signal & Communication, Cl H *	99,500	66,732
Hua Hong Semiconductor	30,400	63,535

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Kingboard Holdings	32,100	$79,882
Kingboard Laminates Holdings	52,600	43,811
Legend Holdings, Cl H	1,850	4,372
Lenovo Group	277,100	225,138
Meitu *	113,500	33,494
Semiconductor Manufacturing International *	131,800	156,417
Sunny Optical Technology Group	21,210	250,362
Xiaomi, Cl B *	163,800	189,372
Xinyi Solar Holdings	187,900	103,697
TOTAL HONG KONG		1,480,078
TOTAL INVESTMENTS — 100.7%
(Cost $2,531,294)		$2,554,480

Percentages are based on Net Assets of $2,537,732.

*	Non-income producing security.

Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019 , there have been no transfers between Level 1, Level 2, or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA— 28.8%
Real Estate — 28.8%
China Fortune Land Development, Cl A	3,200	$13,559
China Merchants Shekou Industrial Zone Holdings, Cl A	5,800	17,363
China Vanke, Cl A	500	2,087
Country Garden Holdings	104,900	143,120
Financial Street Holdings, Cl A	6,300	6,975
Gemdale, Cl A	6,500	11,507
Greenland Holdings Group, Cl A	11,300	11,396
Jinke Properties Group, Cl A	10,400	9,447
Kaisa Group Holdings	68,100	28,535
Longfor Group Holdings	34,000	126,828
Oceanwide Holdings, Cl A	7,300	5,371
Poly Developments and Holdings Group, Cl A	10,100	20,826
RiseSun Real Estate Development, Cl A	7,300	9,269
Seazen Holdings, Cl A	2,500	9,552
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	28,700	33,809
Shui On Land	103,400	22,191
Xinhu Zhongbao, Cl A	18,100	7,643
Zhejiang China Commodities City Group, Cl A	11,400	6,584
TOTAL CHINA		486,062
HONG KONG— 70.8%
Real Estate — 70.8%
Agile Group Holdings	35,800	46,557
China Aoyuan Group	27,400	37,103
China Evergrande Group *	27,400	73,156
China Jinmao Holdings Group	114,300	74,468
China Overseas Land & Investment	42,800	147,079
China Resources Land	37,600	162,113
China Vanke, Cl H	20,700	78,406
CIFI Holdings Group	77,900	50,255
Future Land Development Holdings	43,700	37,124
Guangzhou R&F Properties	22,500	41,103
KWG Group Holdings	33,100	31,122
Logan Property Holdings	32,200	49,197
Shenzhen Investment	87,700	31,594
Shimao Property Holdings	24,800	69,224
Sino-Ocean Group Holding	76,300	30,996
SOHO China	60,400	19,444
Sunac China Holdings	33,900	155,039
Yuexiu Property	176,000	40,021
Yuzhou Properties	49,400	23,413

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Real Estate ETF

Value
COMMON STOCK — continued
TOTAL HONG KONG	$1,197,414
TOTAL INVESTMENTS — 99.6%
(Cost $1,486,912)	$1,683,476

Percentages are based on Net Assets of $1,690,187.

*	Non-income producing security.

Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019 , there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 99.4%
CHINA— 40.6%
Utilities — 40.6%
CGN Power, Cl H	242,600	$70,351
China Longyuan Power Group, Cl H	106,700	65,564
China National Nuclear Power, Cl A	30,300	24,754
China Yangtze Power, Cl A	22,100	60,033
Datang International Power Generation, Cl H	186,000	42,057
ENN Energy Holdings	14,490	150,400
GD Power Development, Cl A	58,300	21,573
Huadian Power International, Cl A	24,700	14,086
Huadian Power International, Cl H	105,100	44,173
Huaneng Power International, Cl A	2,500	2,365
Huaneng Power International, Cl H	106,800	62,487
Hubei Energy Group, Cl A	15,800	9,629
SDIC Power Holdings, Cl A	19,800	24,479
Shenergy, Cl A	17,900	15,221
Shenzhen Energy Group, Cl A	12,000	10,291
Sichuan Chuantou Energy, Cl A	15,700	21,347
TOTAL CHINA		638,810
HONG KONG— 58.8%
Utilities — 58.8%
Beijing Enterprises Holdings	13,600	66,802
Beijing Enterprises Water Group	208,700	110,643
China Gas Holdings	39,300	163,919
China Power International Development	227,700	57,304
China Resources Gas Group	27,800	141,701
China Resources Power Holdings	47,300	68,280
Guangdong Investment	65,400	137,853
Huaneng Renewables, Cl H	228,900	62,577
Kunlun Energy	79,100	69,421
Towngas China *	59,800	45,683
TOTAL HONG KONG		924,183
TOTAL INVESTMENTS — 99.4%
(Cost $1,507,369)		$1,562,993

Percentages are based on Net Assets of $1,572,104.

*	Non-income producing security.

Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Utilities ETF

For the period ended July 31, 2019 , there have been no transfers between Level 1, Level 2, or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA— 53.9%
Communication Services — 13.6%
Baidu ADR *	648	$72,382
NetEase ADR	215	49,626
Tencent Holdings	5,380	253,058
		375,066
Consumer Discretionary — 18.7%
Alibaba Group Holding ADR *	1,426	246,854
Ctrip.com International ADR *	1,125	43,853
JD.com ADR *	1,779	53,210
Midea Group, Cl A	2,600	20,637
New Oriental Education & Technology Group ADR *	428	44,645
SAIC Motor, Cl A	5,800	20,906
TAL Education Group ADR *	1,027	33,069
Yum China Holdings	1,136	51,688
		514,862
Consumer Staples — 7.3%
Foshan Haitian Flavouring & Food, Cl A	1,600	23,194
Kweichow Moutai, Cl A	779	109,942
Wens Foodstuffs Group	4,000	23,490
Wuliangye Yibin, Cl A	2,550	44,666
		201,292
Energy — 1.2%
PetroChina, Cl H	62,700	33,321
Financials — 6.2%
Bank of Communications, Cl A	28,200	23,775
China Minsheng Banking, Cl A	25,900	22,813
CITIC Securities, Cl A	7,300	24,607
Industrial Bank, Cl A	13,900	38,585
Ping An Bank, Cl A	12,500	25,630
Shanghai Pudong Development Bank, Cl A	20,000	34,449
		169,859
Health Care — 1.1%
Jiangsu Hengrui Medicine, Cl A	3,080	29,918
Industrials — 1.7%
China State Construction Engineering, Cl A	30,000	25,641
CRRC, Cl A *	18,100	20,697
		46,338
Information Technology — 1.1%
Hangzhou Hikvision Digital Technology, Cl A	6,600	29,564
Real Estate — 2.0%
China Vanke, Cl A	6,800	28,379
Country Garden Holdings	18,700	25,513
		53,892

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.0%
China Yangtze Power, Cl A	10,500	$28,523
TOTAL CHINA		1,482,635
HONG KONG— 45.7%
Communication Services — 5.3%
China Mobile	14,060	119,892
China Tower, Cl H	98,700	25,722
		145,614
Consumer Discretionary — 2.2%
Geely Automobile Holdings	14,800	22,953
Shenzhou International Group Holdings	2,700	37,493
		60,446
Consumer Staples — 1.5%
China Mengniu Dairy	10,300	41,843
Energy — 4.3%
China Petroleum & Chemical, Cl H	68,700	44,408
CNOOC	45,200	74,718
		119,126
Financials — 24.9%
Agricultural Bank of China, Cl H	82,500	33,620
Bank of China, Cl H	196,000	80,124
China Construction Bank, Cl H	213,800	165,788
China Life Insurance, Cl H	21,350	54,958
China Merchants Bank, Cl H	11,550	57,913
China Pacific Insurance Group, Cl H	8,550	36,809
Industrial & Commercial Bank of China, Cl H	161,700	109,481
Ping An Insurance Group of China, Cl H	12,190	145,447
		684,140
Health Care — 1.0%
CSPC Pharmaceutical Group	15,450	27,158
Industrials — 1.0%
Citic Pacific	20,800	27,634
Information Technology — 1.0%
Sunny Optical Technology Group	2,240	26,441
Real Estate — 4.5%
China Overseas Land & Investment	12,000	41,237
China Resources Land	9,400	40,528
Sunac China Holdings	9,050	41,389
		123,154

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI China Large-Cap 50 ETF

Value
TOTAL HONG KONG	$1,255,556
TOTAL COMMON STOCK
(Cost $2,634,139)	2,738,191
TOTAL INVESTMENTS — 99.6%
(Cost $2,634,139)	$2,738,191

Percentages are based on Net Assets of $2,748,825.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019 , there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.8%
INDONESIA— 20.8%
Communication Services — 3.5%
Telekomunikasi Indonesia Persero	2,694,200	$826,501
Consumer Discretionary — 2.5%
Astra International	1,174,281	586,428
Consumer Staples — 2.0%
Gudang Garam	26,800	144,353
Hanjaya Mandala Sampoerna	512,600	110,807
Unilever Indonesia	67,676	210,507
		465,667
Financials — 13.0%
Bank Central Asia	560,596	1,237,815
Bank Mandiri	1,074,280	611,214
Bank Negara Indonesia Persero	428,100	258,839
Bank Rakyat Indonesia Persero	3,072,700	982,071
		3,089,939
TOTAL INDONESIA		4,968,535
MALAYSIA— 17.9%
Communication Services — 2.4%
Axiata Group	257,288	313,621
DiGi.com	212,100	256,998
		570,619
Consumer Staples — 1.0%
Sime Darby Plantation	208,296	232,702
Financials — 9.1%
CIMB Group Holdings	396,075	487,595
Malayan Banking	343,531	720,112
Public Bank	179,899	954,753
		2,162,460
Health Care — 1.0%
IHH Healthcare	173,380	241,173
Materials — 1.2%
Petronas Chemicals Group	164,124	297,901
Utilities — 3.2%
Tenaga Nasional	226,545	758,719
TOTAL MALAYSIA		4,263,574
PHILIPPINES— 4.4%
Industrials — 1.1%
Ayala	14,380	270,574

Schedule of Investments (Unaudited)	July 31, 2019

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.2%
Ayala Land	401,800	$393,214
SM Prime Holdings	523,500	375,490
		768,704
TOTAL PHILIPPINES		1,039,278
SINGAPORE— 30.3%
Communication Services — 4.4%
Singapore Telecommunications	432,504	1,052,383
Consumer Discretionary — 0.6%
Jardine Cycle & Carriage	5,818	143,733
Consumer Staples — 1.4%
Wilmar International	112,651	328,433
Financials — 21.4%
DBS Group Holdings	104,683	2,020,151
Oversea-Chinese Banking	193,366	1,630,517
United Overseas Bank	74,697	1,440,942
		5,091,610
Industrials — 0.9%
Singapore Airlines	30,043	212,280
Real Estate — 1.6%
CapitaLand	144,918	383,328
TOTAL SINGAPORE		7,211,767
THAILAND— 26.4%
Communication Services — 1.9%
Advanced Info Service NVDR	65,461	453,363
Consumer Staples — 3.6%
CP ALL NVDR	303,073	854,872
Energy — 6.8%
PTT NVDR	831,240	1,277,064
PTT Exploration & Production NVDR	80,010	352,507
		1,629,571
Financials — 6.1%
Bangkok Bank	10,200	60,195
Bangkok Bank NVDR	17,611	103,931
Kasikornbank NVDR	116,908	655,718
Siam Commercial Bank NVDR	139,731	624,712
		1,444,556
Health Care — 1.7%
Bangkok Dusit Medical Services NVDR	509,600	414,242
Industrials — 2.4%
Airports of Thailand NVDR	249,100	583,164

Schedule of Investments (Unaudited)	July 31, 2019

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Materials — 3.9%
PTT Global Chemical NVDR	117,500	$231,141
Siam Cement NVDR	48,826	689,009
		920,150
TOTAL THAILAND		6,299,918
TOTAL INVESTMENTS — 99.8%
(Cost $22,902,802)		$23,783,072

Percentages are based on Net Assets of $23,835,291.

NVDR — Non-Voting Depositary Receipt

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 88.0%
CHILE— 4.3%
Energy — 1.6%
Empresas COPEC	125,787	$1,159,170
Utilities — 2.7%
Enel Americas	11,688,586	1,936,857
TOTAL CHILE		3,096,027
COLOMBIA— 82.5%
Consumer Staples — 8.1%
Almacenes Exito	547,914	2,895,582
Grupo Nutresa	392,705	2,996,127
		5,891,709
Energy — 15.3%
Canacol Energy *	556,841	2,132,971
Ecopetrol ADR	502,013	9,001,093
		11,134,064
Financials — 39.2%
Banco de Bogota	93,519	2,030,861
BanColombia	426,180	5,086,978
BanColombia ADR	228,801	11,412,594
Financiera Colombiana *	327,982	2,691,594
Grupo Aval Acciones y Valores ADR	365,556	2,745,325
Grupo de Inversiones Suramericana	446,620	4,679,845
		28,647,197
Materials — 7.8%
Cementos Argos	1,014,389	2,369,218
Cemex Latam Holdings *	883,765	1,127,354
Grupo Argos	435,832	2,226,483
		5,723,055
Utilities — 12.1%
Celsia ESP	1,687,092	2,280,200
Grupo Energia Bogota ESP	4,715,869	3,007,843
Interconexion Electrica	650,875	3,518,778
		8,806,821
TOTAL COLOMBIA		60,202,846
UNITED STATES— 1.2%
Materials — 1.2%
Tecnoglass	127,703	909,245
TOTAL COMMON STOCK
(Cost $64,930,862)		64,208,118

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Colombia ETF

	Shares	Value
PREFERRED STOCK(A) — 11.9%
COLOMBIA— 11.9%
Financials — 7.7%
Banco Davivienda	269,704	$3,369,969
Grupo Aval Acciones y Valores	1,431,941	550,161
Grupo de Inversiones Suramericana	176,437	1,704,084
		5,624,214
Industrials — 1.6%
Avianca Holdings	2,493,773	1,211,857
Materials — 2.6%
Cementos Argos	463,365	907,731
Grupo Argos	230,197	962,038
		1,869,769
TOTAL PREFERRED STOCK (Cost $9,398,627)		8,705,840
TOTAL INVESTMENTS — 99.9%
(Cost $74,329,489)		$72,913,958

Percentages are based on Net Assets of $73,022,056.

*	Non-income producing security.
(A)	There is currently no stated rate.

ADR — American Depositary Receipt

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were not Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 97.5%
ARGENTINA— 72.3%
Communication Services — 3.9%
Telecom Argentina ADR	227,727	$3,848,586
Consumer Discretionary — 22.4%
Despegar.com *	147,487	1,918,806
MercadoLibre *	32,246	20,038,309
		21,957,115
Consumer Staples — 2.2%
Adecoagro *	315,247	2,127,917
Energy — 7.5%
Transportadora de Gas del Sur ADR	206,614	3,225,245
YPF ADR	248,712	4,091,312
		7,316,557
Financials — 16.2%
Banco BBVA Argentina ADR	225,082	2,608,701
Banco Macro ADR	82,306	5,702,160
Grupo Financiero Galicia ADR	148,337	5,449,901
Grupo Supervielle ADR	267,779	2,061,898
		15,822,660
Information Technology — 6.9%
Globant *	64,101	6,794,706
Materials — 2.4%
Loma Negra Cia Industrial Argentina ADR *	192,436	2,372,736
Real Estate — 3.1%
Cresud SACIF y A ADR *	148,979	1,513,627
IRSA Inversiones y Representaciones ADR *	142,564	1,468,409
		2,982,036
Utilities — 7.7%
Central Puerto ADR *	279,101	2,570,520
Empresa Distribuidora Y Comercializadora Norte ADR *	57,527	1,078,631
Pampa Energia ADR *	118,587	3,901,513
		7,550,664
TOTAL ARGENTINA		70,772,977
CANADA— 5.3%
Materials — 5.3%
Pan American Silver	169,806	2,599,170
SSR Mining *	169,014	2,624,373
TOTAL CANADA		5,223,543
CHILE— 4.1%
Consumer Staples — 4.1%
Cencosud	1,031,526	2,045,379
Cia Cervecerias Unidas	138,357	1,948,037
TOTAL CHILE		3,993,416

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
LUXEMBOURG— 11.0%
Energy — 11.0%
Tenaris	852,004	$10,800,051
UNITED KINGDOM— 0.6%
Energy — 0.6%
Phoenix Global Resources PLC *	2,272,380	609,351
UNITED STATES— 1.4%
Industrials — 1.4%
America Airports *	174,453	1,334,566
URUGUAY— 2.8%
Consumer Discretionary — 2.8%
Arcos Dorados Holdings, Cl A	341,873	2,717,890
TOTAL COMMON STOCK
(Cost $104,334,300)		95,451,794
PREFERRED STOCK (A) — 1.9%
CHILE— 1.9%
Consumer Staples — 1.9%
Embotelladora Andina
(Cost $2,161,771)	533,463	1,883,469
TOTAL CHILE		1,883,469
TOTAL INVESTMENTS — 99.4%
(Cost $106,496,071)		$97,335,263

Percentages are based on Net Assets of $97,953,607.

*	Non-income producing security.
(A)	There is currently no stated rate.

ADR — American Depositary Receipt
Cl — Class

PLC – Public Limited Company

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.7%
GREECE— 91.2%
Communication Services — 12.1%
Hellenic Telecommunications Organization	3,598,272	$49,838,561
Consumer Discretionary — 16.5%
FF Group *(A) (B) (C)	452,712	241,944
FF Group ADR *(A) (B) (C)	200,300	107,047
JUMBO	1,213,991	23,856,751
JUMBO ADR	340,000	6,681,510
OPAP	2,555,017	28,959,609
OPAP ADR	1,404,900	7,797,195
		67,644,056
Consumer Staples — 1.7%
Sarantis	712,539	6,878,264
Energy — 8.0%
Hellenic Petroleum	1,153,297	12,147,403
Motor Oil Hellas Corinth Refineries	483,022	12,046,643
Motor Oil Hellas Corinth Refineries ADR	368,300	4,592,738
Tsakos Energy Navigation	1,328,594	4,052,212
		32,838,996
Financials — 30.2%
Alpha Bank AE *	20,001,332	39,261,090
Eurobank Ergasias * (D)	40,365,232	39,594,466
Hellenic Exchanges - Athens Stock Exchange	1,216,165	6,709,456
National Bank of Greece * (D)	6,291,580	18,563,366
Piraeus Bank * (D)	5,715,010	19,725,581
		123,853,959
Industrials — 10.0%
Aegean Airlines	672,266	6,115,252
Ellaktor *	2,598,904	6,293,622
GEK Terna Holding Real Estate Construction *	1,433,644	10,247,725
Mytilineos Holdings	1,055,027	12,944,828
Mytilineos Holdings ADR	426,200	5,229,346
		40,830,773
Materials — 3.7%
Titan Cement	686,747	15,017,214
Real Estate — 1.6%
LAMDA Development *	637,563	6,672,708
Utilities — 7.4%
Athens Water Supply & Sewage	891,342	8,207,313
Holding ADMIE IPTO	2,550,075	6,430,908
Public Power * (D)	2,646,517	8,309,500
Terna Energy *	910,163	7,346,971
		30,294,692
TOTAL GREECE		373,869,223

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
MONACO— 6.0%
Energy — 6.0%
GasLog	800,887	$11,404,631
GasLog Partners	622,283	13,410,198
TOTAL MONACO		24,814,829
UNITED STATES— 2.5%
Energy — 2.5%
Capital Product Partners	361,546	4,150,548
Dorian LPG *	657,960	6,020,334
TOTAL UNITED STATES		10,170,882
TOTAL COMMON STOCK
(Cost $403,785,192)		$408,854,934

SHORT-TERM INVESTMENT(E)(F) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $4,649,327)	4,649,327	4,649,327

REPURCHASE AGREEMENTS(E) — 4.7%
BNP Paribas
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $2,148,410 (collateralized by U.S. Treasury Obligations, ranging in par value $11,082 - $2,176,784, 1.500%, 08/15/2026, with a total market value of $2,187,866)	$2,148,259	2,148,259
Royal Bank of Canada
2.490%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $16,921,039 (collateralized by U.S. Treasury Obligations, ranging in par value $2,705,717 - $2,910,186, 2.500%, 03/31/2023, with a total market value of $17,256,647)	16,919,869	16,919,869
TOTAL REPURCHASE AGREEMENTS
(Cost $19,068,128)		19,068,128
TOTAL INVESTMENTS — 105.5%
(Cost $427,502,647)		$432,572,389

Percentages are based on Net Assets of $409,967,487.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2019 was $348,991 and represented 0.1% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2019, was $348,991 and represents 0.1% of net assets.
(D)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $23,358,002.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $23,717,455.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$408,505,943	$—	$348,991	$408,854,934
Short-Term Investment	4,649,327	—	—	4,649,327
Repurchase Agreements	—	19,068,128	—	19,068,128
Total Investments in Securities	$413,155,270	$19,068,128	$348,991	$432,572,389

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 100.0%
NORWAY— 100.0%
Communication Services — 13.2%
Adevinta, Cl B *	57,568	$645,664
Schibsted, Cl B	58,180	1,515,720
Telenor	402,386	8,251,746
		10,413,130
Consumer Discretionary — 1.0%
Europris	95,454	276,721
Kongsberg Automotive Holding *	348,481	259,108
XXL * (A)	70,054	217,125
		752,954
Consumer Staples — 18.6%
Austevoll Seafood	59,051	607,161
Bakkafrost P/F	25,536	1,482,901
Grieg Seafood	28,691	412,282
Leroy Seafood Group	180,107	1,148,439
Mowi	236,419	5,736,607
Norway Royal Salmon	8,014	177,119
Orkla	429,563	3,691,884
Salmar	30,533	1,423,681
		14,680,074
Energy — 24.9%
Akastor *	151,785	195,989
Aker BP (A)	64,637	1,854,688
Aker Solutions *	103,628	336,288
Borr Drilling *	45,802	443,608
BW LPG *	63,150	291,793
BW Offshore *	55,849	318,597
DNO International	436,155	739,974
Equinor	578,987	10,475,674
FLEX LNG *	14,183	179,259
Frontline *	59,705	441,889
Hoegh LNG Holdings	38,188	158,929
Kvaerner	67,900	96,411
Northern Drilling *	21,650	99,593
Ocean Yield	47,326	282,910
Odfjell Drilling *	56,800	170,872
Petroleum Geo-Services *	212,375	306,628
Seadrill *	13,900	55,996
Subsea 7	157,025	1,707,503
TGS Nopec Geophysical	61,432	1,504,611
		19,661,212
Financials — 22.3%
Axactor *	72,920	155,267
B2Holding	115,915	131,128

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
DnB	528,503	$9,553,234
Gjensidige Forsikring	119,173	2,340,078
Norwegian Finance Holding *	64,358	451,411
Protector Forsikring *	48,942	267,493
Sbanken	42,486	328,961
Sparebank 1 Nord Norge	68,818	510,120
Sparebank 1 Oestlandet	19,137	180,424
SpareBank 1 SMN	80,141	888,798
SpareBank 1 SR-Bank	79,683	866,933
Storebrand	275,621	1,882,383
		17,556,230
Health Care — 1.1%
Aker, Cl A	14,432	770,706
Nordic Nanovector *	25,645	108,509
		879,215
Industrials — 4.8%
Golden Ocean Group	63,517	390,185
Kongsberg Gruppen	32,468	415,538
NEL *	323,553	256,784
Norwegian Air Shuttle * (A)	72,720	329,968
Stolt-Nielsen	20,860	242,747
Tomra Systems	54,477	1,623,948
Veidekke	36,097	328,403
Wallenius Wilhelmsen, Cl B	63,027	193,624
		3,781,197
Information Technology — 1.9%
Atea	53,802	692,255
Evry	89,426	325,839
Nordic Semiconductor *	94,015	473,589
		1,491,683
Materials — 9.6%
Borregaard	68,191	720,162
Elkem	73,402	202,596
Norsk Hydro	722,924	2,503,216
Yara International	87,148	4,133,957
		7,559,931
Real Estate — 1.8%
Entra	76,497	1,120,146
Selvaag Bolig	50,358	266,631
		1,386,777
Utilities — 0.8%
Scatec Solar	58,540	609,573

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Norway ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL NORWAY		$78,771,976
TOTAL COMMON STOCK
(Cost $95,668,719)		78,771,976

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $358,301)	358,301	358,301

REPURCHASE AGREEMENTS(B) — 1.9%
BNP Paribas
2.530%, dated 07/31/2019, to be repurchased on 08/01/2019, repurchase price $165,568 (collateralized by U.S. Treasury Obligations, ranging in par value $854 - $167,754, 1.500%, 08/15/2026, with a total market value of $168,608)	$165,556	165,556
RBC Capital Markets
2.490%, dated 07/31/2019, to be repurchased on 08/01/2019, repurchase price $1,304,024 (collateralized by U.S. Treasury Obligations, ranging in par value $208,517 - $224,274, 2.500%, 03/31/2023, with a total market value of $1,329,887)	1,303,934	1,303,934
TOTAL REPURCHASE AGREEMENTS
(Cost $1,469,490)		1,469,490
TOTAL INVESTMENTS — 102.3%
(Cost $97,496,510)		$80,599,767

Percentages are based on Net Assets of $78,807,330.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $1,763,615.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $1,827,791.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,771,976	$—	$—	$78,771,976
Short-Term Investment	358,301	—	—	358,301
Repurchase Agreements	—	1,469,490	—	1,469,490
Total Investments in Securities	$79,130,277	$1,469,490	$—	$80,599,767

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 97.5%
DENMARK— 29.3%
Consumer Staples — 2.5%
Carlsberg, Cl B	3,886	$533,998
Energy — 0.2%
Drilling of 1972 *	796	54,193
Financials — 1.7%
Danske Bank	24,258	362,605
Health Care — 16.7%
Coloplast, Cl B	4,919	578,106
Novo Nordisk, Cl B	63,144	3,050,503
		3,628,609
Industrials — 4.2%
A P Moller - Maersk, Cl B	248	280,591
Vestas Wind Systems	7,584	627,378
		907,969
Materials — 1.7%
Novozymes, Cl B	7,944	371,102
Utilities — 2.3%
Orsted	5,487	504,140
TOTAL DENMARK		6,362,616
FINLAND— 16.8%
Energy — 2.4%
Neste	15,353	512,650
Financials — 3.5%
Sampo, Cl A	18,406	771,980
Industrials — 3.9%
Kone, Cl B	14,661	842,295
Information Technology — 5.3%
Nokia	211,295	1,147,931
Utilities — 1.7%
Fortum	15,622	361,786
TOTAL FINLAND		3,636,642
NORWAY— 8.9%
Communication Services — 2.4%
Telenor	24,992	512,512
Energy — 3.1%
Equinor	37,494	678,383
Financials — 3.4%
DnB	40,361	729,566
TOTAL NORWAY		1,920,461

Schedule of Investments (Unaudited)	July 31, 2019

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 42.5%
Communication Services — 2.0%
Telia	96,862	$435,685
Consumer Discretionary — 2.6%
Hennes & Mauritz, Cl B	32,358	568,896
Consumer Staples — 3.1%
Essity, Cl B	22,673	680,676
Financials — 14.3%
Investor, Cl B	17,014	816,900
Nordea Bank Abp	119,061	770,983
Skandinaviska Enskilda Banken, Cl A	52,920	502,327
Svenska Handelsbanken, Cl A	53,925	490,169
Swedbank, Cl A	37,101	511,276
		3,091,655
Industrials — 10.9%
Assa Abloy, Cl B	34,298	796,925
Atlas Copco, Cl A	23,472	726,684
Volvo, Cl B	56,227	845,472
		2,369,081
Information Technology — 6.7%
Hexagon, Cl B	9,277	454,511
Telefonaktiebolaget LM Ericsson, Cl B	112,547	998,395
		1,452,906
Materials — 2.9%
Sandvik	40,214	625,229
TOTAL SWEDEN		9,224,128
TOTAL INVESTMENTS — 97.5%
(Cost $23,176,045)		$21,143,847

Percentages are based on Net Assets of $21,676,417.

*	Non-income producing security.

Cl — Class

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 100.0%
NIGERIA— 100.0%
Consumer Staples — 28.7%
Dangote Sugar Refinery	27,813,146	$752,433
Flour Mills of Nigeria	19,090,132	793,117
Guinness Nigeria	7,646,180	970,944
Nestle Nigeria	1,232,262	4,320,145
Nigerian Breweries	9,271,276	1,279,679
Unilever Nigeria	14,003,271	1,237,004
		9,353,322
Energy — 1.9%
Oando *	59,812,691	610,923
Financials — 47.9%
Access Bank	89,150,667	1,611,972
Ecobank Transnational *	49,016,355	1,109,549
FBN Holdings	82,776,001	1,302,479
Fidelity Bank	152,341,042	672,866
First City Monument Bank	135,963,788	608,037
Guaranty Trust Bank	65,604,680	5,143,334
Stanbic IBTC Holdings	13,152,556	1,386,964
Sterling Bank *	127,433,978	809,105
United Bank for Africa	89,463,752	1,481,801
Zenith Bank	29,640,975	1,497,391
		15,623,498
Materials — 19.3%
Dangote Cement	11,391,808	5,346,052
Lafarge Africa *	23,217,210	929,329
		6,275,381
Utilities — 2.2%
Transnational Corp of Nigeria	276,578,059	732,961
TOTAL COMMON STOCK
(Cost $39,316,307)		32,596,085
TOTAL INVESTMENTS — 100.0%
(Cost $39,316,307)		$32,596,085

Percentages are based on Net Assets of $32,584,264.

*	Non-income producing security.

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA— 1.5%
Energy — 0.5%
YPF ADR	6,176	$101,595
Financials — 0.6%
Banco Macro ADR	708	49,050
Grupo Financiero Galicia ADR	1,582	58,123
		107,173
Utilities — 0.4%
Pampa Energia ADR *	2,202	72,446
TOTAL ARGENTINA		281,214
BAHRAIN— 0.9%
Financials — 0.9%
Ahli United Bank BSC	158,767	150,213
GFH FINANCIAL GROUP BSC	83,856	21,437
TOTAL BAHRAIN		171,650
BANGLADESH— 1.1%
Communication Services — 0.2%
GrameenPhone	10,000	39,351
Financials — 0.1%
BRAC Bank *	24,348	18,131
Health Care — 0.8%
Square Pharmaceuticals	50,926	151,265
TOTAL BANGLADESH		208,747
CHILE— 4.0%
Communication Services — 0.2%
ENTEL Chile *	5,187	47,726
Consumer Discretionary — 0.9%
SACI Falabella	26,233	162,786
Consumer Staples — 0.9%
Cencosud	49,949	99,042
Cia Cervecerias Unidas	5,115	72,018
		171,060
Financials — 1.0%
Banco de Chile	466,389	67,197
Banco de Credito e Inversiones	727	46,021
Banco Santander Chile	1,015,244	73,833
		187,051
Utilities — 1.0%
Aguas Andinas, Cl A	88,885	49,964
Colbun	268,086	50,557
Enel Chile	978,731	89,090
		189,611

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHILE		$758,234
COLOMBIA— 0.2%
Financials — 0.2%
Grupo de Inversiones Suramericana	3,401	35,637
CZECH REPUBLIC— 1.1
Financials — 0.4%
Komercni Banka	1,112	43,159
Moneta Money Bank	7,701	26,617
		69,776
Utilities — 0.7%
CEZ	5,584	126,163
TOTAL CZECH REPUBLIC		195,939
EGYPT— 0.5%
Financials — 0.5%
Commercial International Bank Egypt S.A.E.	20,704	90,400
GREECE— 1.3%
Communication Services — 0.6%
Hellenic Telecommunications Organization	8,157	112,980
Consumer Discretionary — 0.5%
OPAP	7,762	87,978
Financials — 0.2%
Alpha Bank AE *	20,202	39,655
TOTAL GREECE		240,613
INDONESIA— 10.8%
Communication Services — 2.1%
Telekomunikasi Indonesia Persero	1,291,235	396,113
Consumer Discretionary — 1.4%
Astra International	526,767	263,064
Consumer Staples — 2.3%
Charoen Pokphand Indonesia	195,100	74,814
Gudang Garam	12,754	68,697
Hanjaya Mandala Sampoerna	245,800	53,134
Indofood CBP Sukses Makmur TBK	61,400	46,870
Indofood Sukses Makmur	116,000	58,550
Unilever Indonesia	40,299	125,350
		427,415
Energy — 0.4%
United Tractors	44,450	79,041
Financials — 3.3%
Bank Central Asia	113,158	249,857
Bank Mandiri	218,236	124,166
Bank Negara Indonesia Persero	85,900	51,937

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Rakyat Indonesia Persero	636,070	$203,295
		629,255
Health Care — 0.3%
Kalbe Farma	557,100	58,425
Materials — 0.8%
Indocement Tunggal Prakarsa	48,600	77,926
Semen Indonesia Persero	78,400	72,012
		149,938
Utilities — 0.2%
Perusahaan Gas Negara	287,600	42,062
TOTAL INDONESIA		2,045,313
JORDAN— 0.2%
Financials — 0.2%
Arab Bank	2,844	24,108
Jordan Islamic Bank	1,666	6,814
TOTAL JORDAN		30,922
KAZAKHSTAN— 0.2%
Financials — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR	2,204	30,856
KENYA— 1.9%
Communication Services — 1.5%
Safaricom	1,091,100	287,187
Financials — 0.4%
Equity Group Holdings	93,100	35,952
KCB Group	80,600	30,970
		66,922
TOTAL KENYA		354,109
KUWAIT— 8.7%
Communication Services — 2.0%
Mobile Telecommunications KSC	196,574	373,258
Financials — 4.2%
Boubyan Bank KSCP	28,525	56,413
Burgan Bank SAK	23,543	27,225
Gulf Bank KSCP	49,960	52,192
Kuwait Finance House	124,084	317,955
National Bank of Kuwait SAK	105,583	346,509
		800,294
Industrials — 1.2%
Agility Public Warehousing KSC	87,831	231,407
Materials — 0.6%
Boubyan Petrochemicals KSCP	37,083	105,864

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.7%
Mabanee SAK	48,152	$125,126
TOTAL KUWAIT		1,635,949
LUXEMBOURG— 0.1%
Financials — 0.1%
Reinet Investments SCA	1,331	23,727
MALAYSIA— 7.9%
Communication Services — 1.9%
Axiata Group	94,967	115,760
DiGi.com	105,902	128,319
Maxis	79,676	109,672
		353,751
Consumer Staples — 0.9%
Nestle Malaysia	2,390	86,066
PPB Group	19,400	87,915
		173,981
Financials — 2.2%
AMMB Holdings	26,800	27,472
CIMB Group Holdings	73,690	90,717
Hong Leong Bank	10,100	43,959
Public Bank	47,010	249,490
		411,638
Industrials — 0.6%
HAP Seng Consolidated	21,200	50,861
Malaysia Airports Holdings	34,600	70,349
		121,210
Utilities — 2.3%
Petronas Gas	20,789	81,010
Tenaga Nasional	107,483	359,970
		440,980
TOTAL MALAYSIA		1,501,560
MEXICO— 7.9%
Communication Services — 0.8%
Grupo Televisa	81,911	156,769
Consumer Staples — 2.5%
Kimberly-Clark de Mexico, Cl A	53,300	111,838
Wal-Mart de Mexico	124,530	370,921
		482,759
Financials — 1.5%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand, Cl B	26,600	38,368
Grupo Financiero Banorte, Cl O	39,244	199,463

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Financiero Inbursa, Cl O	34,100	$42,252
		280,083
Industrials — 1.9%
Grupo Aeroportuario del Pacifico, Cl B	12,300	124,612
Grupo Aeroportuario del Sureste, Cl B	7,290	111,737
Grupo Carso	15,700	51,122
Promotora y Operadora de Infraestructura	7,850	71,386
		358,857
Real Estate — 0.8%
Fibra Uno Administracion ‡	110,900	143,896
Utilities — 0.4%
Infraestructura Energetica Nova	18,640	72,676
TOTAL MEXICO		1,495,040
MOROCCO— 0.9%
Consumer Discretionary — 0.1%
TOTAL Maroc	114	15,834
Consumer Staples — 0.3%
Cosumar	2,595	57,194
Financials — 0.5%
Attijariwafa Bank	1,341	67,609
Banque Centrale Populaire	722	20,559
		88,168
TOTAL MOROCCO		161,196
NIGERIA— 0.4%
Financials — 0.4%
FBN Holdings	577,500	9,087
Guaranty Trust Bank	484,217	37,962
Zenith Bank	515,689	26,051
TOTAL NIGERIA		73,100
OMAN— 0.2%
Communication Services — 0.1%
Ooredoo	14,800	18,219
Financials — 0.1%
BankMuscat SAOG	25,209	27,235
TOTAL OMAN		45,454
PERU— 1.2%
Financials — 1.2%
Credicorp	1,046	228,018
PHILIPPINES— 5.5%
Financials — 0.8%
Bank of the Philippine Islands	14,580	25,786
BDO Unibank	30,350	87,673

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Metropolitan Bank & Trust	22,920	$34,118
		147,577
Industrials — 1.4%
Aboitiz Equity Ventures	67,053	69,837
GT Capital Holdings	1,565	28,508
SM Investments	8,283	162,689
		261,034
Information Technology — 0.4%
PLDT	3,031	68,497
Real Estate — 2.6%
Ayala Land	252,570	247,172
SM Prime Holdings	346,527	248,553
		495,725
Utilities — 0.3%
Manila Electric	7,510	53,867
TOTAL PHILIPPINES		1,026,700
POLAND— 3.2%
Communication Services — 0.4%
Cyfrowy Polsat	8,751	68,294
Energy — 0.5%
Polskie Gornictwo Naftowe i Gazownictwo	59,155	86,521
Financials — 2.0%
Bank Polska Kasa Opieki	2,637	70,665
mBank *	239	21,694
Powszechna Kasa Oszczednosci Bank Polski	13,177	139,909
Powszechny Zaklad Ubezpieczen	9,250	100,472
Santander Bank Polska	526	44,739
		377,479
Utilities — 0.3%
PGE *	28,588	65,996
TOTAL POLAND		598,290
QATAR— 3.7%
Energy — 0.5%
Qatar Fuel QSC	16,800	97,595
Financials — 0.9%
Commercial Bank PQSC	31,360	41,345
Masraf Al Rayan QSC	54,232	57,051
Qatar Islamic Bank SAQ	17,890	80,833
		179,229
Industrials — 1.0%
Industries Qatar QSC	62,800	193,709
Materials — 0.6%
Mesaieed Petrochemical Holding	154,000	109,977

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.3%
Barwa Real Estate	66,640	$65,345
Utilities — 0.4%
Qatar Electricity & Water QSC	18,820	80,692
TOTAL QATAR		726,547
ROMANIA— 2.1%
Energy — 1.0%
OMV Petrom	1,045,450	102,592
Societatea Nationala de Gaze Naturale ROMGAZ	10,656	84,006
		186,598
Financials — 0.5%
Banca Transilvania	118,749	72,238
BRD-Groupe Societe Generale	6,941	22,312
		94,550
Real Estate — 0.4%
NEPI Rockcastle	8,473	77,516
Utilities — 0.2%
Societatea Energetica Electrica	12,700	34,071
TOTAL ROMANIA		392,735
SOUTH AFRICA— 8.2%
Communication Services — 1.3%
MultiChoice Group *	10,000	94,830
Telkom SOC	6,400	38,905
Vodacom Group	14,488	120,269
		254,004
Consumer Discretionary — 0.8%
Absa Group	7,223	81,373
Mr Price Group	5,738	71,518
		152,891
Consumer Staples — 1.5%
Clicks Group	5,725	82,500
Pick n Pay Stores	7,881	37,009
Shoprite Holdings	10,400	113,364
Tiger Brands	3,653	57,443
		290,316
Financials — 3.4%
Capitec Bank Holdings	470	39,129
FirstRand	32,809	142,937
Nedbank Group	3,709	63,102
PSG Group	1,375	22,195
Rand Merchant Investment Holdings	7,311	15,938
Remgro	5,269	66,579
RMB Holdings	7,344	39,260

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sanlam	17,789	$93,691
Standard Bank Group	12,892	163,313
		646,144
Health Care — 0.2%
Netcare	26,156	30,892
Industrials — 0.4%
Bidvest Group	6,274	81,988
Real Estate — 0.6%
Fortress, Cl A ‡	25,834	38,914
Redefine Properties ‡	123,557	76,712
		115,626
TOTAL SOUTH AFRICA		1,571,861
SRI LANKA— 0.3%
Industrials — 0.3%
John Keells Holdings	72,895	62,408
THAILAND— 10.3%
Communication Services — 1.4%
Advanced Info Service NVDR	21,034	145,675
Intouch Holdings PCL NVDR	36,600	75,866
True NVDR	204,870	42,966
		264,507
Consumer Discretionary — 0.3%
Home Product Center NVDR	104,160	58,252
Consumer Staples — 1.7%
Berli Jucker NVDR	21,090	35,487
CP ALL NVDR	101,272	285,656
		321,143
Energy — 2.4%
PTT NVDR	198,350	304,732
PTT Exploration & Production NVDR	24,550	108,162
Thai Oil NVDR	19,730	44,265
		457,159
Financials — 0.8%
Bangkok Bank NVDR	3,700	21,836
Kasikornbank NVDR	15,670	87,891
Krung Thai Bank NVDR	26,800	17,080
Siam Commercial Bank NVDR	6,670	29,820
		156,627
Health Care — 0.9%
Bangkok Dusit Medical Services NVDR	166,010	134,945
Bumrungrad Hospital NVDR	7,300	40,470
		175,415

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.4%
Airports of Thailand NVDR	74,120	$173,521
Bangkok Expressway & Metro NVDR	134,400	45,885
BTS Group Holdings PCL NVDR	114,500	46,165
		265,571
Real Estate — 0.8%
Central Pattana NVDR	39,600	94,316
Land & Houses NVDR	141,000	51,806
		146,122
Utilities — 0.6%
Electricity Generating	5,100	54,557
Energy Absolute NVDR	29,900	50,798
		105,355
TOTAL THAILAND		1,950,151
TURKEY— 2.7%
Communication Services — 0.5%
Turkcell Iletisim Hizmetleri	37,424	87,879
Consumer Staples — 0.7%
BIM Birlesik Magazalar	14,810	124,780
Energy — 0.6%
Tupras Turkiye Petrol Rafinerileri	4,265	107,358
Financials — 0.6%
Akbank Turk *	41,991	57,002
Turkiye Garanti Bankasi *	34,000	60,215
		117,217
Materials — 0.3%
Eregli Demir ve Celik Fabrikalari	47,534	63,501
TOTAL TURKEY		500,735
UNITED ARAB EMIRATES— 4.6%
Communication Services — 1.5%
Emirates Telecommunications Group PJSC	60,349	283,249
Financials — 1.7%
Abu Dhabi Commercial Bank PJSC	42,945	105,225
Dubai Islamic Bank PJSC	23,769	34,426
National Bank of Abu Dhabi PJSC	41,997	181,564
		321,215
Real Estate — 1.4%
Aldar Properties PJSC	130,850	82,290
Emaar Properties PJSC	121,845	183,440
		265,730
TOTAL UNITED ARAB EMIRATES		870,194

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
VIETNAM— 8.3%
Consumer Staples — 2.6%
Masan Group *	37,630	$129,577
Saigon Beer Alcohol Beverage	5,840	70,133
Vietnam Dairy Products JSC	55,330	293,410
		493,120
Energy — 0.1%
Vietnam National Petroleum Group	7,100	20,017
Financials — 0.2%
Bank for Foreign Trade of Vietnam JSC	7,220	24,924
Bank for Investment and Development of Vietnam JSC *	5,400	8,252
Bao Viet Holdings	1,800	6,508
Saigon Thuong Tin Commercial JSB *	18,000	8,290
		47,974
Industrials — 0.5%
Vietjet Aviation JSC	14,900	85,555
Materials — 0.6%
Hoa Phat Group JSC *	124,800	121,134
Real Estate — 4.2%
No. Va Land Investment Group *	21,410	53,174
Vincom Retail JSC	86,080	136,905
Vingroup JSC *	70,620	370,844
Vinhomes JSC	60,640	230,214
		791,137
Utilities — 0.1%
PetroVietnam Gas JSC	5,300	24,889
TOTAL VIETNAM		1,583,826
TOTAL COMMON STOCK
(Cost $18,423,658)		18,891,125
TOTAL INVESTMENTS — 99.7%
(Cost $18,423,658)		$18,891,125

Percentages are based on Net Assets of $18,948,285.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
JSC	– Joint Stock Commerical Bank

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Next Emerging & Frontier ETF

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 99.8%
PORTUGAL— 99.8%
Communcation Services — 5.6%
NOS SGPS	153,248	$959,773
Sonaecom	85,839	241,800
		1,201,573
Consumer Discretionary — 1.7%
Ibersol SGPS	39,782	362,319
Consumer Staples — 9.0%
Jeronimo Martins	64,326	1,046,018
Sonae	948,446	892,320
		1,938,338
Energy — 22.9%
Galp Energia	312,737	4,904,415
Financials — 4.2%
Banco Comercial Portugues, Cl R	3,467,196	892,519
Banco Espirito Santo *(A) (B) (C)	2,085,614	—
BANIF - Banco Internacional do Funchal *(A) (B) (C)	55,479,410	12
		892,531
Health Care — 1.2%
Pharol SGPS * (D)	1,607,706	265,639
Industrials — 6.3%
CTT-Correios de Portugal	284,722	610,560
Mota-Engil	229,906	467,159
Sonae Capital	240,895	190,699
Teixeira Duarte *	454,181	57,901
		1,326,319
Materials — 15.7%
Altri	120,321	797,094
Corticeira Amorim SGPS	78,683	852,403
Navigator	251,603	853,850
Ramada Investimentos E Industria (D)	18,037	129,732
Semapa-Sociedade de Investimento e Gestao	50,704	676,317
Sonae Industria SGPS *	43,965	54,580
		3,363,976
Utilities — 33.2%
EDP Renovaveis	102,528	1,059,355
Energias de Portugal	1,385,302	5,122,294
REN - Redes Energeticas Nacionais	344,102	936,736
		7,118,385

TOTAL COMMON STOCK
(Cost $28,523,255)		21,373,495

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Portugal ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.230%
(Cost $51,624)	51,624	$51,624

REPURCHASE AGREEMENTS(E) — 1.0%
BNP Paribas
2.530%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $23,855 (collateralized by U.S. Treasury Obligations, ranging in par value $123 - $24,170, 1.500%, 08/15/2026, with a total market value of $24,293)	$23,853	23,853
Royal Bank of Canada
2.490%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $187,884 (collateralized by U.S. Treasury Obligations, ranging in par value $30,043 - $32,313, 2.500%, 03/31/2023, with a total market value of $191,608)	187,871	187,871
TOTAL REPURCHASE AGREEMENTS
(Cost $211,724)		211,724
TOTAL INVESTMENTS — 101.0%
(Cost $28,786,603)		$21,636,843

Percentages are based on Net Assets of $21,417,136.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2019 was $12 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2019, was $12 and represents 0.0% of net assets.
(D)	This security or a partial position of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $229,840.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2019, was $263,348.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$21,373,483	$—	$12	$21,373,495
Short-Term Investment	51,624	—	—	51,624
Repurchase Agreements	—	211,724	—	211,724
Total Investments in Securities	$21,425,107	$211,724	$12	$21,636,843

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 99.3%
PAKISTAN— 99.3%
Consumer Discretionary — 3.0%
Honda Atlas Cars Pakistan	299,650	$254,665
Nishat Mills	1,170,600	543,346
PAK Suzuki Motor	194,600	206,756
		1,004,767
Energy — 25.9%
National Refinery	255,300	133,537
Oil & Gas Development	3,711,240	2,945,273
Pakistan Oilfields	613,884	1,563,366
Pakistan Petroleum	3,263,630	2,731,347
Pakistan State Oil	1,326,662	1,248,359
		8,621,882
Financials — 29.5%
Bank Al Habib	3,195,600	1,467,053
Bank Alfalah	3,948,460	999,732
Habib Bank	2,137,250	1,610,704
MCB Bank	2,380,240	2,607,080
National Bank of Pakistan *	2,910,400	609,069
United Bank	2,764,190	2,521,890
		9,815,528
Health Care — 1.5%
Searle	618,716	509,549
Industrials — 1.5%
Pak Elektron *	2,140,800	200,801
Pakistan International Bulk Terminal *	6,275,687	292,551
		493,352
Materials — 29.7%
DG Khan Cement	1,816,760	504,276
Engro	1,821,049	2,925,659
Engro Fertilizers	3,013,600	1,215,259
Fauji Cement	4,606,900	368,610
Fauji Fertilizer	2,777,400	1,657,739
Fauji Fertilizer Bin Qasim	2,240,300	227,820
International Steels	1,207,300	228,752
Lucky Cement	668,710	1,583,535
Maple Leaf Cement Factory	2,392,299	262,913
Millat Tractors	185,400	912,235
		9,886,798
Utilities — 8.1%
Hub Power	3,390,742	1,494,816
K-Electric *	15,545,100	337,979
Kot Addu Power	1,939,700	392,315

Schedule of Investments (Unaudited)	July 31, 2019

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
SUI Northern Gas Pipeline	1,203,200	$471,781
		2,696,891
TOTAL COMMON STOCK
(Cost $58,348,827)		33,028,767
TOTAL INVESTMENTS — 99.3%
(Cost $58,348,827)		$33,028,767

Percentages are based on Net Assets of $33,265,450.

*	Non-income producing security.

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2019

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 94.1%
GERMANY— 94.1%
Communication Services — 4.8%
Deutsche Telekom	45,129	$747,670
Consumer Discretionary — 21.9%
adidas	2,324	749,223
Allianz	6,038	1,414,458
Bayerische Motoren Werke	4,605	342,651
Continental	1,547	215,717
Daimler	12,884	672,711
		3,394,760
Consumer Staples — 1.1%
Beiersdorf	1,403	164,020
Energy — 5.8%
BASF	13,260	893,646
Financials — 7.1%
Deutsche Bank	29,532	231,482
Deutsche Boerse	2,637	370,821
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,078	503,912
		1,106,215
Health Care — 10.2%
Bayer	13,460	880,449
Fresenius & KGaA	5,894	298,851
Fresenius Medical Care & KGaA	3,026	211,919
Merck KGaA	1,848	190,201
		1,581,420
Industrials — 11.9%
Deutsche Lufthansa	6,737	107,827
Deutsche Post	14,109	463,571
Siemens	11,620	1,280,703
		1,852,101
Information Technology — 13.5%
Infineon Technologies	17,867	338,581
SAP	11,851	1,474,134
Wirecard	1,648	278,168
		2,090,883
Materials — 12.1%
Covestro	2,491	114,018
HeidelbergCement	2,109	154,086
Linde	7,830	1,514,738
thyssenkrupp	6,950	90,459
		1,873,301
Real Estate — 2.3%
Vonovia	7,286	359,047

Schedule of Investments (Unaudited)	July 31, 2019

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.4%
E.ON	31,154	$314,055
RWE	7,718	210,190
		524,245
TOTAL COMMON STOCK
(Cost $16,332,561)		14,587,308
PREFERRED STOCK — 4.6%
GERMANY— 4.6%
Consumer Discretionary — 2.9%
Volkswagen(A)	2,654	446,022
Consumer Staples — 1.7%
Henkel & KGaA (A)	2,526	262,233
TOTAL PREFERRED STOCK
(Cost $919,850)		708,255
TOTAL INVESTMENTS — 98.7%
(Cost $17,252,411)		$15,295,563

Percentages are based on Net Assets of $15,491,816.

(A) There is currently no stated rate.

As of July 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

GLX-QH-002-1600